As filed with the Securities and Exchange Commission on February 23, 2010

Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __
Post-Effective Amendment No.

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 552-9612

Address of Principal Executive Offices, including Zip Code:

525 Market Street

San Francisco, California 94163

Name and Address of Agent for Service:

C. David Messman

c/oWellsFargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, California 94105

With copies to:

Marco E. Adelfio, Esq.

GOODWIN PROCTER LLP
901 NEW YORK AVENUE, N.W.
WASHINGTON, D.C. 20001

It is proposed that this filing will become effective on March 25, 2010 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

WELLS FARGO FUNDS TRUST

PART A

PROSPECTUS/PROXY STATEMENT

There will be a special meeting of shareholders of Wells Fargo Funds Trust to be held at 525 Market Street, 12th Floor, San Francisco, California 94105 on February 27, 2009 at 3 p

DRAFT 2/18/10

Long Term Funds (mergers) / WFAF vote only

[WFAF logo only]

Your Prompt Response is Requested

The enclosed document is a combined prospectus/proxy statement with proposals that pertain to the merger of certain Wells Fargo Advantage Funds. As a shareholder of one or more of the Funds, you are being asked to approve the merger of these Fund(s).

The voting process will only take a few minutes

Instructions for returning your proxy are enclosed. Please be sure to respond by June 8, 2010, regardless of the number of shares you own.

Highlights of proxy proposals

For your convenience, the following information highlights the principal aspects of the proposals in the proxy. Full details are provided in the prospectus/proxy statement. We encourage you to read it carefully.

Why have the proposals for the merger of these Funds been put forward at this time?

The enclosed prospectus/proxy statement for the merger of your funds is part of the pending proposal to combine the fund lineups of the Wells Fargo Advantage Funds and the Evergreen Funds under the Wells Fargo Advantage Funds name. Coinciding with this proposal, Wells Fargo Funds Management, LLC has recommended the merger of certain Wells Fargo Advantage Funds.

What am I being asked to vote on?

As a shareholder of the merging (Target) fund, you are being asked to approve the merger with of your fund into a surviving (Acquiring) fund. Your Fund’s Board of Trustees believes that the merger is in the best interests of your Fund and that the interests of existing shareholders would not be diluted as a result of the merger. As such, they also recommend that you vote to approve it.

Upon approval by shareholders as well as the satisfaction of other closing conditions, the target fund will transfer all of its assets to the acquiring fund and the acquiring fund will assume all of the liabilities of the target fund in exchange for shares of a comparable class of the acquiring fund. The acquiring fund shares that you receive in a merger will have a total dollar value equal to that of the target fund shares that you hold at the time of the merger.

Each merging fund and its corresponding acquiring fund are listed below:

Merging (Target) Fund                       Surviving (Acquiring) Fund

Wells Fargo Advantage Growth Equity         Wells Fargo Advantage Diversified Equity Fund                                                             Fund

Wells Fargo Advantage Large Cap           Wells Fargo Advantage Capital Growth Appreciation Fund                                         Fund

Wells Fargo Advantage Stable Income      Wells Fargo Advantage Ultra Short-Term Fund                                                             Income Fund

Wells Fargo Advantage Aggressive           Wells Fargo Advantage Growth Balanced Allocation Fund                                             Fund

Wells Fargo Advantage Strategic Income   Wells Fargo Advantage High Income Fund                                                              Fund

Why has my Fund’s Board of Trustees recommended that I vote in favor of approving a merger?

Among the factors the Boards considered in recommending the mergers were the following:

Similarities and differences between the investment strategies of the target and acquiring funds.

Shareholders will not bear any direct expenses in connection with the mergers.

The mergers are expected to be non-taxable events for U.S. federal income tax purposes.

How do I vote my shares?

You can vote your shares in one of four ways:

Vote online at the Web site address listed on your proxy card.

Call the toll-free number printed on your proxy card.

Complete and sign the enclosed proxy card and return by mail in the enclosed postage paid return envelope (if mailed in the United States).

Attend the special meeting scheduled to be held on June 8, 2010. Whether or not you expect to attend the meeting, we encourage you to vote online or by phone or mail.

What is the due date for returning my vote?

Please read the enclosed proxy materials, consider the information provided carefully, and then vote promptly. The voting process only takes a few minutes. A final vote will take place at a special meeting of shareholders scheduled for June 8, 2010. Your vote must be received by that date.

Is this a taxable event for shareholders?	No. Each merger is expected to be a non-taxable event for U.S. federal income tax purposes.
Whom should I call with questions about the voting process?

If you have any questions about any proposal or related proxy materials, please call your investment professional, trust officer, or an Evergreen client service representative at 1-800-343-2898, Monday through Friday, 9:00 a.m. to 6:00 p.m., Eastern Time, or a Wells Fargo Advantage Funds client service representative at 1-800-222-8222, 24 hours a day, seven days a week. If you have any questions about the voting process or if you would like to vote by telephone, you may call our proxy solicitor, [ name  ] at [  phone number  ].

[Back cover]

WFAF logo only

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Advantage Funds.

Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company, is the distributor of the Evergreen Funds and the Wells Fargo Advantage Funds. 120075   2-10

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

WELLS FARGO FUNDS TRUST
525 Market Street, 12th Floor
San Francisco, CA 94105
1.800.222.8222

____, 2010

Dear Shareholder,

On January 11, 2010, the investment adviser to Wells Fargo Advantage Funds, Wells Fargo Funds Management, LLC ("Funds Management"), proposed to the Board of Trustees of Wells Fargo Advantage Funds, the mergers outlined in the table below. The Board of Trustees of Wells Fargo Advantage Funds approved the proposed mergers and the related Agreement and Plan of Reorganization subject to the approval by shareholders of each Target Fund (as set forth in the table below).

As a result, you are invited to vote on a proposal to merge your Target Fund into the corresponding Acquiring Fund as set forth and defined in the table below (each, a "Merger" and together, the "Mergers"). The Board of Trustees of your Target Fund has unanimously approved the Merger and recommends that you vote FOR this proposal.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Diversified Equity Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Capital Growth Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Stable Income Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Ultra Short-Term Income Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Growth Balanced Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Funds Trust	Wells Fargo Advantage High Income Fund	Wells Fargo Funds Trust

If approved by shareholders, this is how each Merger will work:

  Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund.

  Each Acquiring Fund will assume all of the liabilities of the corresponding Target Fund.

  Each Acquiring Fund will issue new shares that will be distributed to you in an amount equal to the value of your Target Fund shares.

  If the Merger is consummated, each Target Fund shareholder would become a shareholder of the corresponding Acquiring Fund and would have his or her investment managed in accordance with the Acquiring Fund's investment strategies.

  You will not incur any sales charges or similar transaction charges as a result of the Merger.

  It is expected that the Merger will be a non-taxable event for shareholders for federal income tax purposes.

Details about your Target Fund's and Acquiring Fund's investment goals, principal investment strategies, management, past performance, principal risks, fees, and expenses, along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please read it carefully.

A special meeting of each Target Fund's shareholders will be held on _________. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage-paid envelope provided. You may also vote by telephone or the internet by following the voting instructions as outlined at the end of this prospectus/proxy statement. If your Target Fund does not receive your vote after several weeks, you may receive a telephone call from [PROXY SOLICITOR] requesting your vote. [PROXY SOLICITOR] has been retained to act as our proxy solicitor and will receive approximately $___ as compensation for seeking shareholder votes and answering shareholder questions. That cost and any other expenses of the Mergers will be paid by Wells Fargo Funds Management, LLC, the investment adviser for the Wells Fargo Advantage Funds®. If you have any questions about the Mergers or the proxy card, please call [PROXY SOLICITOR] at (800) ____ (toll-free).

Remember, your vote is important to us, no matter how many shares you own. Please take this opportunity to vote. Thank you for taking this matter seriously and participating in this important process.

Sincerely,

Karla Rabusch
President
Wells Fargo Funds Management, LLC

WELLS FARGO FUNDS TRUST
525 Market Street, 12th Floor
San Francisco, CA 94105
1.800.222.8222

____, 2010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON ___

A Special Meeting (the "Meeting") of Shareholders of your Target Fund, a series of the Target Trust, each set forth in the table below, will be held at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105 on ___, 2010 at 10:00 a.m., Pacific time.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Diversified Equity Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Capital Growth Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Stable Income Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Ultra Short-Term Income Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Growth Balanced Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Funds Trust	Wells Fargo Advantage High Income Fund	Wells Fargo Funds Trust

With respect to each Target Fund, the Meeting is being held for the following purposes:

  To consider and act upon an Agreement and Plan of Reorganization (the "Plan") dated as of February __, 2010, providing for the acquisition of all of the assets of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquisition Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. The Plan also provides for the prompt distribution of the Acquisition Shares to shareholders of the corresponding Target Fund in liquidation of the Target Fund.

  To transact any other business which may properly come before the Meeting or any adjournment(s) thereof.

Any adjournment(s) of the Meeting will be held at the above address. The Board of Trustees of your Target Fund has fixed the close of business on March 10, 2010 as the record date (the "Record Date") for the Meeting. Only shareholders of record as of the close of business on the Record Date will be entitled to this notice, and to vote at the Meeting or any adjournment(s) thereof.

IT IS IMPORTANT THAT PROXY CARDS BE RETURNED PROMPTLY. ALL SHAREHOLDERS ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THEIR ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR TO VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

By order of the Board of Trustees,

C. David Messman
Secretary

WELLS FARGO FUNDS TRUST
525 Market Street, 12th Floor
San Francisco, CA 94105
1.800.222.8222

____, 2010

PROSPECTUS/PROXY STATEMENT

This prospectus/proxy statement contains information you should know before voting on the proposed merger (the "Merger") of your Target Fund into the corresponding Acquiring Fund as set forth and defined in the table below, each of which is a series of a registered open-end management investment company. If approved, the Merger will result in your receiving shares of the Acquiring Fund in exchange for your shares of the Target Fund.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Diversified Equity Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Capital Growth Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Stable Income Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Ultra Short-Term Income Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Funds Trust	Wells Fargo Advantage Growth Balanced Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Funds Trust	Wells Fargo Advantage High Income Fund	Wells Fargo Funds Trust

The Target and Acquiring Funds listed above are collectively referred to as the "Funds."

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and/or Merger has been filed with the Securities and Exchange Commission ("SEC").

The prospectuses of each Target Fund and each Acquiring Fund are incorporated into this document by reference and are legally deemed to be part of this prospectus/proxy statement. The Statement of Additional Information ("SAI") relating to this prospectus/proxy statement (the "Merger SAI"), dated the same date as this prospectus/proxy statement, is also incorporated by reference into this document and is legally deemed to be part of this prospectus/proxy statement. The SAI and the annual and semi-annual reports of each Target Fund and each Acquiring Fund are incorporated into the Merger SAI by reference and are legally deemed to be part of the Merger SAI. Copies of these documents pertaining to either a Target Fund or an Acquiring Fund are available upon request without charge by writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266, calling 1.800.222.8222 or visiting www.wellsfargo.com/advantagefunds. Copies of the Acquiring Fund's prospectuses accompany this prospectus/proxy statement.

You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F. Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this prospectus/proxy statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

WF Aggressive Allocation
WF Capital Growth Fund
WF Diversified Equity Fund
WF Growth Balanced Fund
WF Growth Equity Fund
WF Large Cap Appreciation Fund
WF Stable Income Fund
WF Ultra Short-Term Municipal Income Fund

OVERVIEW

This section summarizes the primary features and consequences of your Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this prospectus/proxy statement, in the Merger SAI, in each Fund's prospectus, in each Fund's financial statements contained in the annual and semi-annual reports, and in each Fund's SAI, and in the Agreement and Plan of Reorganization (the "Plan"), a form of which is attached as Exhibit A hereto.

Key Features of the Mergers

The Plan sets forth the key features of each Merger and generally provides for the following:

  the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

  the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

  the liquidation of the Target Fund by distributing the shares of the Acquiring Fund to the Target Fund's shareholders; and

  the assumption of the costs of each Merger (other than costs incurred from securities transactions in connection with the Merger) by Wells Fargo Funds Management, LLC ("Funds Management") or one of its affiliates.

The Mergers are scheduled to take place on or about July 9, 2010 or July 16, 2010, as set forth in Exhibit A. For a more complete description of the Mergers, see the section entitled "Agreement and Plan of Reorganization," as well as Exhibit A.

Board of Trustees Recommendation

At a meeting held on January 11, 2010, for the Board of Trustees of Wells Fargo Advantage Funds, the Trustees of your Target Fund, including a majority of the Trustees who are not "interested persons" of your Target Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), considered and unanimously approved the Merger of your Target Fund.

Before approving the Merger, the Trustees reviewed, among other things, information about the Funds and the proposed transactions. Those materials set forth a comparison of various factors, such as the relative sizes of the Funds, the performance records of the Funds, and the expenses of the Funds as well as the similarities and differences between the Funds' investment goals, principal investment strategies and specific portfolio characteristics.

The Board of Trustees of your Target Fund, including all of the Independent Trustees, has concluded that the Merger would be in the best interests of your Target Fund, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan to the Target Fund's shareholders and unanimously recommended its approval. The Board of Trustees of Wells Fargo Advantage Funds has also approved the Plan on behalf of each Acquiring Fund.

For further information about the considerations of the Target Trust's Board, please see the section entitled "Reasons for the Mergers."

Merger Summary (Goals, Strategies, Risks, Performance, Expense, Management and Tax Information)

The following section provides a comparison between the Funds with respect to their investment goals, principal investment strategies, fundamental investment policies, risks, performance records, sales charges and expenses. It also provides information about what the management and share class structure of your Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this prospectus/proxy statement and each Fund's prospectus and SAI. In this section, references to "we" in the principal investment strategy discussion for a Wells Fargo Advantage Fund generally refer to Funds Management, a sub-adviser, or the portfolio manager(s).

Wells Fargo Advantage Growth Equity Fund, Wells Fargo Large Cap Appreciation Fund, Wells Fargo Advantage Stable Income Fund and Wells Fargo Advantage Aggressive Allocation Fund, each a Target Fund, and Wells Fargo Advantage Diversified Equity Fund and Wells Fargo Advantage Growth Balanced Fund, each an Acquiring Fund, are gateway funds in a master/gateway structure. This structure is more commonly known as a master/feeder structure.  In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other funds of Wells Fargo Advantage Funds, and may also invest directly in securities, to achieve its investment objective.  References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND INTO WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Wells Fargo Advantage Growth Equity Fund:	You will get this class of shares of Wells Fargo Advantage Diversified Equity Fund:
Class A	Class A
Class B	Class B
Class C	Class C
Administrator Class	Administrator Class
Institutional Class[1]	Administrator Class
1	Following completion of the Mergers, former Institutional Class shareholders of the Wells Fargo Advantage Growth Equity Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Administrator Class shares of the Wells Fargo Advantage Diversified Equity Fund received in the Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals are identical and their investment strategies are substantially similar. Each Fund seeks long-term capital appreciation. In addition, each Fund normally invests at least 80% of its net assets in equity securities. A more complete description of each Fund's investment goals and strategies is provided below. Differences between the Funds' investment strategies include the following: (i) the Wells Fargo Advantage Growth Equity Fund's target allocation is 35% of its total assets to the large cap growth style, whereas the Wells Fargo Advantage Diversified Equity Fund's target allocation is 25% of its total assets to the large cap growth style, (ii) the Wells Fargo Advantage Growth Equity Fund's target allocation is 35% of its total assets to the small cap style, whereas the Wells Fargo Advantage Diversified Equity Fund's target allocation is 10% of its total assets to the small cap style, (iii) the Wells Fargo Advantage Growth Equity Fund's target allocation is 30% of its total assets to the international style, whereas the Wells Fargo Advantage Diversified Equity Fund's target allocation is 15% of its total assets to the international style, and (iv) the Wells Fargo Advantage Diversified Equity Fund's target allocation is 25% of its total assets to the large cap blend style and 25% of its total assets to the large cap value style, whereas the Wells Fargo Advantage Growth Equity Fund does not have target allocations to the large cap blend style or the large cap value style. These distinctions mean that Wells Fargo Advantage Growth Equity Fund has a target allocation that invests a greater percentage of its total assets in large cap growth style, small cap style and international style master portfolios, whereas the Wells Fargo Advantage Diversified Equity Fund has a target allocation that invests a greater percentage of its total assets in large cap blend style and large cap value style master portfolios. A more complete description of each Fund's investment goals and strategies is below.

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (Target Fund)	WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities.
The Fund is a gateway fund that invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. "Style" means either an approach to selecting investments or a type of investment that is selected for a Fund. We currently invest in several master portfolios. The investment styles of the master portfolios in which in we currently invest include the large cap growth style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.	The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. The investment styles of the master portfolios in which in we currently invest include the large cap growth style, the large cap blend style (an index tracking style), the large cap value style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's target allocation is 35% of the Fund's total assets to the large cap growth style, 35% of the Fund's total assets to the small cap style and 30% of the Fund's total assets to the international style.	The Fund's target allocation is 25% of the Fund's total assets to the large cap growth style, 25% of the Fund's total assets to the large cap blend style (an index tracking style), 25% of the Fund's total assets to the large cap value style, 10% of the Fund's total assets to the small cap style and 15% of the Fund's total assets to the international style.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations.	We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations.
We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.	We also may use futures, options , repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.	The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of Wells Fargo Advantage Growth Equity Fund and Wells Fargo Advantage Diversified Equity Fund are identical. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Due to the similarity of the Funds' investment strategies, the Funds are subject to the same risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage Diversified Equity Fund, which are the same as the risks that apply to the Wells Fargo Advantage Growth Equity Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds is subject to all of the risks listed below, they may be subject to a particular risk to different degrees. For example, an investment in the Wells Fargo Advantage Growth Equity Fund is subject to foreign investment risk and smaller company securities risk to a greater extent than an investment in the Wells Fargo Advantage Diversified Equity Fund because the Wells Fargo Advantage Growth Equity Fund has a seeks to invest a greater percentage of its total assets in small cap style and international style master portfolios than does the Wells Fargo Advantage Diversified Equity Fund.

Principal Risks
Counter-Party Risk
Currency Hedging Risk
Derivatives Risk
Emerging Markets Risk
Foreign Investment Risk
Growth Style Investment Risk
Index Tracking Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Multi-Style Management Risk
Regulatory Risk
Smaller Company Securities Risk
Value Style Investment Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class A Shares (%)for Wells Fargo Advantage Growth Equity Fund

Highest Quarter:	2nd Quarter 2009	+19.89%
Lowest Quarter:	4th Quarter 2008	-23.66%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Growth Equity Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	5/2/1996	25.37%	-0.89%	-0.48%
Class A (after taxes on distributions)	5/2/1996	25.19%	-3.86%	-2.59%
Class A (after taxes on distributions and the sale of Fund Shares)	5/2/1996	16.49%	-1.21%	-0.87%
Class B (before taxes)	5/6/1996	26.92%	-0.85%	-0.42%
Class C (before taxes)	10/1/1998	30.98%	-0.45%	-0.65%
Administrator Class (before taxes)	11/11/1994	33.24%	0.54%	0.36%
Institutional Class (before taxes)	4/11/2005	33.67%	0.76%	0.46%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
Growth Equity Composite Index (reflects no deduction for fees, expenses, or taxes)		32.35%	1.99%	0.41%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
2	Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.
3	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500® is a registered trademark of Standard and Poor's. You cannot invest directly in an index.
4	The Growth Equity Composite Index is weighted 35% in the Russell 1000® Growth Index, 35% in the Russell 2000® Index, and 30% in the MSCI EAFE Index. You cannot invest directly in an index.

Year-by-Year Total Return for Class A Shares (%)for Wells Fargo Advantage Diversified Equity Fund

Highest Quarter:	2nd Quarter 2009	+16.60%
Lowest Quarter:	4th Quarter 2008	-22.59%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Diversified Equity Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	5/2/1996	20.84%	-1.29%	-1.14%
Class A (after taxes on distributions)	5/2/1996	20.22%	-3.08%	-2.52%
Class A (after taxes on distributions and the sale of Fund Shares)	5/2/1996	13.54%	-1.34%	-1.26%
Class B (before taxes)	5/6/1996	22.22%	-1.28%	-1.07%
Class C (before taxes)	10/1/1998	26.27%	-0.85%	-1.30%
Administrator Class (before taxes)	11/11/1994	28.54%	0.14%	-0.33%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)		28.38%	1.14%	0.10%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
2	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500® is a registered trademark of Standard and Poor's. You cannot invest directly in an index.
3	The Diversified Equity Composite Index is weighted 25% in the Russell 1000® Value Index, 25% in the S&P 500 Index, 25% in the Russell 1000® Growth Index, 15% in the MSCI EAFE Index, and 10% in the Russell 2000® Index. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Wells Fargo Advantage Funds. More information about these and other discounts is available in the "Buying, Selling and Exchanging Funds Shares" section of this prospectus/proxy statement and from your financial professional and in the Funds' prospectuses.

The following tables allow you to compare the sales charges of the Funds. The Pro Forma table also shows you what the sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Wells Fargo Advantage Growth Equity Fund (Target Fund)
	Class A	Class B	Class C	Administrator Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%	None	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

Wells Fargo Advantage Diversified Equity Fund (Acquiring Fund)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

Wells Fargo Advantage Diversified Equity Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Growth Equity Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)[3]
Class A	0.72%	1.65%	1.50%
Class B	0.72%	2.40%	2.25%
Class C	0.72%	2.40%	2.25%
Administrator Class	0.72%	1.47%	1.25%
Institutional Class	0.72%	1.20%	1.05%
1	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Diversified Equity Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)[3]
Class A	0.56%	1.43%	1.25%
Class B	0.56%	2.18%	2.00%
Class C	0.56%	2.18%	2.00%
Administrator Class	0.56%	1.25%	1.00%
1	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Diversified Equity Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[2]
Class A	0.54%	1.38%	1.25%
Class B	0.54%	2.13%	2.00%
Class C	0.54%	2.13%	2.00%
Administrator Class	0.54%	1.22%	1.00%
1	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
2	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 58% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Diversified Equity Fund
Investment Adviser	Wells Fargo Funds Management, LLC
Portfolio Managers	Thomas C. Biwer, CFA Christian L. Chan, CFA Andrew Owen, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND INTO WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Wells Fargo Advantage Large Cap Appreciation Fund:	You will get this class of shares of Wells Fargo Advantage Capital Growth Fund:
Class A	Class A
Class B1	Class A
Class C	Class C
Administrator Class	Administrator Class
Institutional Class	Institutional Class
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals are identical and their investment strategies are similar. Each Fund seeks long-term capital appreciation. In addition, each Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies. Some differences between the Funds' investment strategies include the following: (i) the Wells Fargo Advantage Capital Growth Fund has a policy that allows it to invest up to 25% of its total assets in equity securities of foreign issuers, whereas the Wells Fargo Advantage Large Cap Appreciation Fund does not have a similar policy and (ii) the Wells Fargo Advantage Capital Growth Fund has a policy that allows it to emphasize, at times, investments in one or more particular sectors. These distinctions mean the Wells Fargo Advantage Capital Growth Fund may invest a greater percentage of its total assets in equity securities of foreign issuers and in a particular sector than the Wells Fargo Advantage Large Cap Appreciation Fund. A more complete description of each Fund's investment goals and strategies is provided below.

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (Target Fund)	WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
The Fund is a gateway fund that invests substantially all of its assets in the Large Cap Appreciation Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.	This strategy is not included in the Fund's principal investment strategy.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.	We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we consider companies in the Russell 1000 Index and the S&P 500 Index. We rank the stocks in this universe based upon a number of growth criteria, such as the change in consensus earnings estimates over time, the company's history of meeting earnings targets and improvements in return on equity. Stocks are also evaluated based on certain valuation criteria, such as earnings quality and price to earnings ratios. The most competitively ranked stocks are then subjected to an analysis of company fundamentals, such as management strength, competitive industry position, business prospects, and financial statement data, such as earnings, cash flows and profitability. We rerank the universe frequently in an effort to consistently achieve a favorable balance of growth and valuation characteristics for the Fund. We may sell a stock when company or industry fundamentals deteriorate,when a company has negative earnings surprises, or when company management lowers expectations for sales or earnings. As a risk control measure, we may reduce our allocation to a particular stock if we see that its weighting in the portfolio has become excessive in our view. We may actively trade portfolio securities.	We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics and how management teams allocate capital in order to drive future cash flow. We typically use a quantitative investment approach to assess a firm's intrinsic value to set price objectives. Holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when we believe it no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity. We may actively trade portfolio securities.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of Wells Fargo Advantage Large Cap Appreciation Fund and Wells Fargo Advantage Capital Growth Fund are identical. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage Capital Growth Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, an investment in the Wells Fargo Advantage Capital Growth Fund is subject to foreign investment risk and sector emphasis risk to a greater extent than an investment in the Wells Fargo Advantage Large Cap Appreciation Fund because investing in equity securities of foreign issuers and emphasizing its investments in one or more particular sectors is part of the Wells Fargo Advantage Capital Growth Fund's principal investment strategies, whereas such investments are not principal investment strategies for the Wells Fargo Advantage Large Cap Appreciation Fund.

Principal Risks
Active Trading Risk
Counter-Party Risk
Derivatives Risk
Foreign Investment Risk
Growth Style Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Sector Emphasis Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Administrator Class Shares (%)for Wells Fargo Advantage Large Cap Appreciation Fund

Highest Quarter:	3rd Quarter 2009	+13.92%
Lowest Quarter:	4th Quarter 2008	-23.12%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Large Cap Appreciation Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/31/2001
Class A (before taxes)	8/31/2001	15.75%	-2.41%	-0.38%
Class B (before taxes)	8/31/2001	17.22%	-2.38%	-0.30%
Class C (before taxes)	8/31/2001	21.22%	-1.97%	-0.41%
Administrator Class (before taxes)	8/31/2001	23.71%	-0.95%	0.60%
Administrator Class (after taxes on distributions)	8/31/2001	23.54%	-1.73%	0.09%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	8/31/2001	15.41%	-0.86%	0.47%
Institutional Class (before taxes)	8/31/2006	23.42%	-0.85%	0.66%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21%	1.63%	1.35%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Administrator Class shares. After-tax returns for other share classes will vary.
2	Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.
3	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Year-by-Year Total Return for Administrator Class Shares (%)for Wells Fargo Advantage Capital Growth Fund

Highest Quarter:	3rd Quarter 2009	+15.70%
Lowest Quarter:	4th Quarter 2008	-26.60%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Capital Growth Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/31/2007	27.04%	-1.38%	0.58%
Class C (before taxes)	7/31/2007	32.84%	-0.85%	0.59%
Administrator Class (before taxes)	6/30/2003	35.17%	0.18%	1.45%
Administrator Class (after taxes on distributions)	6/30/2003	35.05%	-0.40%	0.51%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	6/30/2003	22.86%	-0.01%	0.77%
Institutional Class (before taxes)	4/11/2005	35.40%	0.35%	1.54%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21%	1.63%	-3.99%
1	Performance shown prior to the inception of the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of Class A shares, but has been adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses.
2	Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.
3	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Administrator Class shares. After-tax returns for other share classes will vary.
4	Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 30, 2003, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of Institutional Class shares.
5	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Wells Fargo Advantage Funds. More information about these and other discounts is available in the "Buying, Selling and Exchanging Funds Shares" section of this prospectus/proxy statement and from your financial professional and in the Funds' prospectuses.

Through the Merger, Class B shareholders of the Wells Fargo Advantage Large Cap Appreciation Fund will receive Class A shares of the Wells Fargo Advantage Capital Growth Fund and will have any remaining CDSC waived, but they will have a Class A front-end sales charge for additional purchases.

The following tables allow you to compare the sales charges of the Funds. The Pro Forma table also shows you what the sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Wells Fargo Advantage Large Cap Appreciation Fund (Target Fund)
	Class A	Class B	Class C	Administrator Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%	None	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

Wells Fargo Advantage Capital Growth Fund (Acquiring Fund)
	Class A	Class C	Administrator Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	1.00%	None	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

Wells Fargo Advantage Capital Growth Fund (Pro Forma)
	Class A1	Class C	Administrator Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	1.00%	None	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Large Cap Appreciation Fund
	Total Annual Fund Operating Expenses (Before Waiver)1,[2]	Total Annual Fund Operating Expenses (After Waiver)[3]
Class A	1.61%	1.23%
Class B	2.36%	1.98%
Class C	2.36%	1.98%
Administrator Class	1.43%	1.00%
Institutional Class	1.16%	0.70%
1	Includes gross expenses allocated from the master portfolio in which the Fund invests.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Capital Growth Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)3,[4]
Class A	0.01%	1.32%	1.26%
Class C	0.01%	2.07%	2.01%
Administrator Class	0.01%	1.14%	0.95%
Institutional Class	0.01%	0.87%	0.76%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
4	Funds Management has committed through 11/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Capital Growth Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.24%	1.21%
Class C	0.01%	1.99%	1.96%
Administrator Class	0.01%	1.08%	0.95%
Institutional Class	0.01%	0.81%	0.71%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 1.20% for Class A, 1.95% for Class C, 0.94% for Administrator Class, and 0.70% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 144% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 172% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Capital Growth Fund
Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA Michael Harris, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

WELLS FARGO ADVANTAGE STABLE INCOME FUND INTO WELLS FARGO ADVANTAGE ULTRA SHORT-TERM FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Wells Fargo Advantage Stable Income Fund:	You will get this class of shares of Wells Fargo Advantage Ultra Short-Term Income Fund:
Class A	Class A
Class B1	Class A
Class C	Class C
Administrator Class	Administrator Class
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals are identical and their investment strategies are similar. Each Fund seeks current income consistent with capital preservation. In addition, each Fund normally invests at least 80% of its net assets in income-producing debt securities. One difference is that the Wells Fargo Advantage Ultra Short-Term Income Fund may invest up to 25% of its total assets in U.S. dollar denominated debt securities of foreign issuers, whereas the Wells Fargo Advantage Stable Income Fund only invests up to 20% of its assets in such securities. This distinction means that the Wells Fargo Advantage Ultra Short-Term Income Fund may invest a greater percentage of its assets in foreign securities than the Wells Fargo Advantage Ultra Short-Term Income Fund.

Other differences between the Funds' investment strategies include the following: (i) the Wells Fargo Advantage Ultra Short-Term Income Fund has a policy that allows it to invest up to 25% of its total assets in below investment-grade debt securities, whereas the Wells Fargo Advantage Stable Income Fund does not have a similar policy, (ii) the Wells Fargo Advantage Ultra Short-Term Income Fund has a policy that permits it to invest in stripped securities, whereas the Wells Fargo Advantage Stable Income Fund does not have a similar policy, and (iii) the Wells Fargo Advantage Ultra Short-Term Income Fund expects its dollar-weighted average effective maturity to be one year or less, while the Wells Fargo Advantage Stable Income Fund expects its dollar-weighted average effective duration to be between 0.7 and 1.2 years. These distinctions mean that an investment in the Wells Fargo Advantage Ultra-Short Term Income may invest a greater percentage of its total assets in below-investment grade debt securities and may be more sensitive to changes in interest rates than an investment in the Wells Fargo Advantage Stable Income Fund. A more complete description of each Fund's investment goals and strategies is provided below.

WELLS FARGO ADVANTAGE STABLE INCOME FUND (Target Fund)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income consistent with capital preservation.	The Fund seeks current income consistent with capital preservation.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing debt securities and up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.	Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing debt securities and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers. We may also invest up to 25% of the Fund's total assets in below investment-grade debt securities.
The Fund is a gateway fund that invests substantially all of its assets in the Stable Income Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.	This strategy is not included in the Fund's principal investment strategy.
We invest principally in income-producing debt securities. We may invest in a variety of debt securities, including corporate, mortgage- and asset-backed securities, and U.S.Government obligations. These securities may have fixed, floating or variable rates and may include U.S. dollar-denominated debt securities of foreign issuers. We only purchase investment-grade securities, though we may continue to hold a security that falls below investment-grade. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances,we expect the Fund's dollar-weighted average effective duration to be between 0.7 to 1.2 years.	We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. We may invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds"), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be one year or less.
We emphasize investments in the debt securities market with higher yield and return expectations than U.S.Treasury securities. Our security selection process is based on a disciplined valuation process that considers cash flow, liquidity, quality and general economic sentiment. We then purchase those securities that we believe offer the best relative value. We tend to buy and hold these securities, which results in a relatively lower turnover strategy. We will sell securities based on deteriorating credit, overvaluation or to replace them with more attractively valued issues.	We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include,among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of Wells Fargo Advantage Stable Income Fund and Wells Fargo Advantage Ultra Short-Term Income Fund are identical. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage Ultra Short-Term Income Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, investments in both the Wells Fargo Advantage Ultra Short-Term Income Fund and Wells Fargo Advantage Stable Income Fund are subject to foreign investment risk, although an investment in the Wells Fargo Advantage Ultra Short-Term Income Fund may have greater exposure to such risk. In addition, an investment in the Wells Fargo Advantage Ultra Short-Term Income Fund is subject to high yield securities risk and stripped securities risk to a greater extent than an investment in the Wells Fargo Advantage Stable Income Fund because investing in below investment-grade securities and stripped securities is part of the Wells Fargo Advantage Ultra Short-Term Income Fund's principal investment strategies, whereas such investments are not part of the principal investment strategies for the Wells Fargo Advantage Stable Income Fund.

Principal Risks
Counter-Party Risk
Debt Securities Risk
Derivatives Risk
Foreign Investment Risk
High Yield Securities Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Mortgage- and Asset-Backed Securities Risk
Regulatory Risk
Stripped Securities Risk
U.S. Government Obligations Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class A Shares (%)for Wells Fargo Advantage Stable Income Fund

Highest Quarter:	2nd Quarter 2009	+3.07%
Lowest Quarter:	4th Quarter 2008	-4.19%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Stable Income Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	5/2/1996	5.98%	1.70%	2.63%
Class A (after taxes on distributions)	5/2/1996	5.01%	0.45%	1.38%
Class A (after taxes on distributions and the sale of Fund Shares)	5/2/1996	3.86%	0.72%	1.49%
Class B (before taxes)	5/17/1996	5.94%	1.52%	2.52%
Class C (before taxes)	6/30/2003	6.29%	1.36%	2.06%
Administrator Class (before taxes)	11/11/1994	8.33%	2.35%	3.06%
Barclays Capital 9-12 Months Short U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)		0.76%	3.63%	3.66%
Barclays Capital U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		3.83%	4.32%	4.86%
Barclays Capital 9-12 Months Short-Term U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		1.64%	3.81%	N/A
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
2	Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses.
3	The Barclays Capital 9-12 Months U.S. Short Treasury Index includes aged U.S.treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.The Barclays Capital 9-12 Months U.S. Short Treasury Index provides an approximation of the interest rate risk of the Fund's portfolio (as measured by duration), but the credit risk of the Index is significantly different than that of the Fund due to differences in portfolio composition.You cannot invest directly in an index.
4	The Barclays Capital U.S. 1-3 Year Government/Credit Bond Index is the 1-3 year component of the Barclays Capital Government/Credit Bond Index which includes securities in the Government and Credit Indices.The Government Index includes treasuries (i.e., public obligations of the U.S.Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S.Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S.Government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.The Barclays Capital 1-3 Year U.S.Government/Credit Bond Index provides an approximate comparison to the credit risk of the Fund's portfolio, however, its interest rate risk (as measured by duration) may be significantly greater than that of the Fund.You cannot invest directly in an index.
5	The Barclays Capital 9-12 Months Short-Term U.S.Government/Credit Bond Index is the 9-12 month component of the Short-Term U.S.Government/Credit Bond Index, which contains securities that have fallen out of the U.S.Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S.Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months.The Barclays Capital 9-12 Months Short-Term U.S.Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the Index and the Fund's portfolio).However, the limited performance history of the Index does not allow for comparison to all periods of the Fund's performance. The Index has an inception date of August 1, 2004. You cannot invest directly in an index.

Year-by-Year Total Return for Class A shares (%)for Wells Fargo Advantage Ultra Short-Term Income Fund

Highest Quarter:	3rd Quarter 2009	+3.84%
Lowest Quarter:	4th Quarter 2008	-4.74%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Ultra Short-Term Income Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	8/31/1999	6.49%	2.13%	2.50%
Class A (after taxes on distributions)	8/31/1999	5.41%	0.61%	0.91%
Class A (after taxes on distributions and the sale of Fund Shares)	8/31/1999	4.19%	0.93%	1.17%
Class C (before taxes)	7/18/2008	6.84%	1.85%	2.18%
Administrator Class (before taxes)	4/11/2005	8.72%	2.65%	3.04%
Barclays Capital 9-12 Months Short U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)		0.76%	3.63%	3.66%
Barclays Capital U.S. 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		3.83%	4.32%	4.86%
Barclays Capital Short-Term U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		1.47%	3.66%	N/A
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
2	Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares, adjusted to reflect Administrator Class expenses.
3	The Barclays Capital 9-12 Months U.S. Short Treasury Index includes aged U.S.treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.The Barclays Capital 9-12 Months U.S. Short Treasury Index provides an approximation of the interest rate risk of the Fund's portfolio (as measured by duration), but the credit risk of the Index is significantly different than that of the Fund due to differences in portfolio composition.You cannot invest directly in an index.
4	The Barclays Capital U.S. 1-3 Year Government/Credit Bond Index is the 1-3 year component of the Barclays Capital Government/Credit Bond Index which includes securities in the Government and Credit Indices.The Government Index includes treasuries (i.e., public obligations of the U.S.Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S.Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S.Government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.The Barclays Capital 1-3 Year U.S.Government/Credit Bond Index provides an approximate comparison to the credit risk of the Fund's portfolio, however, its interest rate risk (as measured by duration) may be significantly greater than that of the Fund.You cannot invest directly in an index.
5	The Barclays Capital Short-Term U.S.Government/Credit Bond Index contains securities that have fallen out of the U.S.Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S.Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months.The Barclays Capital Short-Term U.S.Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the Index and the Fund's portfolio).However, the limited performance history of the Index does not allow for comparison to all periods of the Fund's performance.This Index has an inception date of August 1, 2004. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Wells Fargo Advantage Funds. More information about these and other discounts is available in the "Buying, Selling and Exchanging Funds Shares" section of this prospectus/proxy statement and from your financial professional and in the Funds' prospectuses.

Through the Merger, Class B shareholders of the Wells Fargo Advantage Stable Income Fund will receive Class A shares of the Wells Fargo Advantage Ultra Short-Term Income Fund and will have any remaining CDSC waived, but they will have a Class A front-end sales charge for additional purchases.

The following tables allow you to compare the sales charges of the Funds. The Pro Forma table also shows you what the sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Wells Fargo Advantage Stable Income Fund (Target Fund)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	1.50%	1.00%	None
1	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase.

Wells Fargo Advantage Ultra Short-Term Income Fund (Acquiring Fund)
	Class A	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	1.00%	None

Wells Fargo Advantage Ultra Short-Term Income Fund (Pro Forma)
	Class A1	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	1.00%	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Stable Income Fund
	Total Annual Fund Operating Expenses (Before Waiver)1,[2]	Total Annual Fund Operating Expenses (After Waiver)[3]
Class A	0.95%	0.85%
Class B	1.70%	1.60%
Class C	1.70%	1.60%
Administrator Class	0.87%	0.65%
1	Includes gross expenses allocated from the master portfolio in which the Fund invests.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Ultra Short-Term Income Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)3,[4]
Class A	0.02%	0.97%	0.72%
Class C	0.02%	1.72%	1.47%
Administrator Class	0.02%	0.89%	0.57%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
4	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Ultra Short-Term Income Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	0.90%	0.71%
Class C	0.01%	1.65%	1.46%
Administrator Class	0.01%	0.84%	0.56%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.70% for Class A, 1.45% for Class C, and 0.55% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 7% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Ultra Short-Term Income Fund
Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Jay N. Mueller, CFA D. James Newton, II, CFA, CPA Thomas M. Price, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND INTO WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Wells Fargo Advantage Aggressive Allocation Fund:	You will get this class of shares of Wells Fargo Advantage Growth Balanced Fund:
Administrator Class	Administrator Class

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Wells Fargo Advantage Aggressive Allocation Fund and the Wells Fargo Advantage Growth Balanced Fund have similar investment goals and strategies. The Wells Fargo Advantage Aggressive Allocation Fund seeks total return, consisting primarily of capital appreciation, and the Wells Fargo Advantage Growth Balanced Fund seeks total return, consisting of capital appreciation and current income. Differences between the Funds' investment strategies include the following: (i) the Wells Fargo Advantage Growth Balanced Fund's "neutral" target allocation is 65% of its total assets in equity securities, whereas the Wells Fargo Advantage Aggressive Allocation Fund's "neutral" allocation is 80% of its total assets in equity securities, and (ii) the Wells Fargo Advantage Growth Balanced Fund's "neutral" allocation is 35% of its total assets in fixed income securities, whereas the Wells Fargo Advantage Aggressive Allocation Fund's "neutral" allocation is 20% of its total assets in fixed income securities. These distinctions mean that Wells Fargo Advantage Aggressive Allocation Fund has a "neutral" target allocation that invests a greater percentage of its total assets in equity securities, whereas the Wells Fargo Advantage Growth Balanced Fund has a "neutral" target allocation that invests a greater percentage of its total assets in fixed income securities. A more complete description of each Fund's investment goals and strategies is provided below.

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (Target Fund)	WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks total return, consisting primarily of capital appreciation.	The Fund seeks total return, consisting of capital appreciation and current income.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's "neutral" target allocation is 80% of the Fund's total assets in equity securities and 20% of the Fund's total assets in fixed income securities. The Fund's target allocation range is 65% to 95% of its total assets in equity securities and 5% to 35% of its total assets in fixed income securities.	The Fund's "neutral" target allocation is 65% of the Fund's total assets in equity securities and 35% of the Fund's total assets in fixed income securities. The Fund's target allocation range is 50% to 80% of its total assets in equity securities and 20% to 50% of its total assets in fixed income securities.
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income investment styles of several master portfolios. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.	The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income investment styles of several master portfolios. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The investment styles of the master portfolios in which we currently invest include the large cap growth style, the large cap blend style (an index tracking style), the large cap value style, the small cap style, the international style and the fixed income styles. The Fund's target allocation is 20% of its total assets to the large cap growth style, 20% of its total assets to the large cap blend style (an index tracking style), 20% of its total assets to the large cap value style, 8% of its total assets to the small cap style, 12% of its total assets to the international style and 20% of its total assets to the fixed income styles.	The investment styles of the master portfolios in which we currently invest include the large cap growth style, the large cap blend style (an index tracking style), the large cap value style, the small cap style, the international style and the fixed income styles. The Fund's target allocation is 16.25% of its total assets to the large cap growth style, 16.25% of its total assets to the large cap blend style (an index tracking style), 16.25% of its total assets to the large cap value style, 6.50% of its total assets to the small cap style, 9.75% of its total assets to the international style and 35% of its total assets to the fixed income styles.
The equity portion of the Fund's portfolio uses different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed income portion of the Fund's portfolio uses different fixed income investment styles. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund.	The equity portion of the Fund's portfolio uses different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed income portion of the Fund's portfolio also uses different fixed income investment styles. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund's portfolio.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.	We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the target allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the target allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the target allocations.	We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the target allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the target allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the target allocations.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of Wells Fargo Advantage Aggressive Allocation Fund and Wells Fargo Advantage Growth Balanced Fund are identical. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Due to the similarity of the Funds' investment strategies, the Funds are subject to the same risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage Growth Balanced Fund, which are the same as the risks that apply to the Wells Fargo Aggressive Allocation Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks
Counter-Party Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Foreign Investment Risk
Growth Style Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Mortgage- and Asset-Backed Securities Risk
Multi-Style Management Risk
Regulatory Risk
Smaller Company Securities Risk
U.S. Government Obligations Risk
Value Style Investment Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Administrator Class Shares (%)for Wells Fargo Aggressive Allocation Fund

Highest Quarter:	2nd Quarter 2009	+17.45%
Lowest Quarter:	4th Quarter 2008	-23.60%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Aggressive Allocation Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	12/2/1997	31.44%	0.29%	1.16%
Administrator Class (after taxes on distributions)	12/2/1997	30.39%	-0.97%	0.19%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	12/2/1997	20.43%	-0.18%	0.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	6.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
Aggressive Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)		23.99%	2.13%	1.56%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
2	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital U.S. Government/Credit Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.
3	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500® is a registered trademark of Standard and Poor's. You cannot invest directly in an index.
4	The Aggressive Allocation Composite Index is weighted 20% in the Barclays Capital US Aggregate Bond Index, 20% in the Russell 1000® Value Index, 20% in the S&P 500 Index, 20% in the Russell 1000® Growth Index, 12% in the MSCI EAFE Index, and 8% in the Russell 2000® Index. You cannot invest directly in an index.

Year-by-Year Total Return for Administrator Class Shares (%)for Wells Fargo Advantage Growth Balanced Fund

Highest Quarter:	2nd Quarter 2009	+15.48%
Lowest Quarter:	4th Quarter 2008	-20.66%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Growth Balanced Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	1/11/1994	28.94%	1.04%	2.17%
Administrator Class (after taxes on distributions)	1/11/1994	28.08%	-0.60%	0.73%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	1/11/1994	18.81%	0.31%	1.23%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	6.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		20.65%	2.79%	2.58%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
2	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital U.S. Government/Credit Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.
3	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500® is a registered trademark of Standard and Poor's. You cannot invest directly in an index.
4	The Growth Balanced Composite Index is weighted 35% in the Barclays Capital US Aggregate Bond Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index, 9.75% in the MSCI EAFE Index, and 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Wells Fargo Advantage Funds. More information about these and other discounts is available in the "Buying, Selling and Exchanging Funds Shares" section of this prospectus/proxy statement and from your financial professional and in the Funds' prospectuses.

The following tables allow you to compare the sales charges of the Funds. The Pro Forma table also shows you what the sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Wells Fargo Advantage Aggressive Allocation Fund (Target Fund)
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Wells Fargo Advantage Growth Balanced Fund (Acquiring Fund)
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Wells Fargo Advantage Growth Balanced Fund (Pro Forma)
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Aggressive Allocation Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)[3]
Administrator Class	0.51%	1.22%	1.00%
1	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Growth Balanced Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)[3]
Administrator Class	0.48%	1.15%	0.95%
1	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Growth Balanced Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[2]
Administrator Class	0.46%	1.12%	0.95%
1	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
2	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 80% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Growth Balanced Fund
Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Doug Beath Thomas C. Biwer, CFA Petros Bocray, CFA Christian L. Chan, CFA Jeffrey P. Mellas, CFA Andrew Owen, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND INTO WELLS FARGO ADVANTAGE HIGH INCOME FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Wells Fargo Advantage Strategic Income Fund:	You will get this class of shares of Wells Fargo Advantage High Income Fund:
Class A	Class A
Class B	Class B
Class C	Class C

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals are identical and their investment strategies are similar. Each Fund seeks total return, consisting of a high level of current income and capital appreciation. The Wells Fargo Advantage High Income Fund normally invests at least 80% of its net assets in below-investment grade corporate debt securities, whereas the Wells Fargo Advantage Strategic Income Fund may invest all of its assets in below-investment grade debt securities and normally invests at least 80% of its net assets in income-producing securities. In addition, the Wells Fargo Advantage High Income Fund limits its investments in debt securities that are in default at the time of purchase to 10% of its total assets, whereas the Wells Fargo Advantage Strategic Income Fund may invest up to 20% of its total assets in such securities as part of its principal investment strategies. This distinction means that the Wells Fargo Advantage Strategic Income Fund may invest more of its assets in debt securities that are in default at the time of purchase than the Wells Fargo Advantage High Income Fund. Another difference is that although both Funds have exposure to foreign investments of up to 30% of their total assets, the Wells Fargo Advantage High Income Fund makes such investments only in U.S. dollar-denominated debt securities, whereas the Wells Fargo Advantage Strategic Income Fund may invest directly in debt securities of foreign issuers. A more complete description of each Fund's investment goals and strategies is provided below.

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (Target Fund)	WELLS FARGO ADVANTAGE HIGH INCOME FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks total return, consisting of a high level of current income and capital appreciation.	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing securities, up to 20% of the Fund's total assets in debt securities that are in default at the time of purchase and up to 20% of the Fund's total assets in equities and convertible securities. We invest principally in income-producing securities. These may include corporate obligations, convertible securities and bank loans. We typically invest in debt securities that are rated BB through C by Standard & Poor's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. The Fund may invest all of its assets in below investment-grade debt securities (often called "high-yield" securities or "junk bonds").	Under normal circumstances, we invest at least 80% of the Fund's net assets in corporate debt securities that are below investment-grade, up to 20% of the Fund's total assets in equities and convertible debt securities and up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase. We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. Below investment-grade debt securities offer the potential for higher returns, as they generally carry a higher yield to compensate for the higher risk associated with their investment.
Under normal circumstances, we invest up to 30% of the Fund's total assets in debt securities of foreign issuers.	Under normal circumstances, we invest up to 30% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities.	We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Additionally, we may invest in stripped securities.
We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.	We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.
We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.	We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of Wells Fargo Advantage Strategic Income Fund and Wells Fargo Advantage High Income Fund are identical. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage High Income Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, an investment in the Wells Fargo Advantage Strategic Income Fund is subject to currency risk and high yield securities risk to a greater extent than an investment in the Wells Fargo Advantage High Income Fund because investing directly in debt securities of foreign issuers is part of the Wells Fargo Advantage Strategic Income Fund's principal investment strategies and the Fund may also invest to a greater extent in below-investment grade debt securities, including securities in default at the time of purchase.

Principal Risks
Counter-Party Risk
Debt Securities Risk
Derivatives Risk
Foreign Investment Risk
High Yield Securities Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Stripped Securities Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage Strategic Income Fund

Highest Quarter:	2nd Quarter 2009	+16.40%
Lowest Quarter:	4th Quarter 2008	-14.99%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Strategic Income Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 11/30/2000
Class A (before taxes)	11/30/2000	35.96%	4.06%	7.44%
Class A (after taxes on distributions)	11/30/2000	31.89%	1.29%	4.16%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2000	22.99%	1.83%	4.35%
Class B (before taxes)	11/30/2000	36.28%	3.90%	7.13%
Class C (before taxes)	11/30/2000	40.20%	4.21%	6.93%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)		58.21%	6.46%	8.36%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
2	The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million.You cannot invest directly in an index.

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage High Income Fund

Highest Quarter:	2nd Quarter 2009	+10.69%
Lowest Quarter:	4th Quarter 2008	-11.85%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage High Income Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/29/2000	27.12%	3.96%	3.56%
Class A (after taxes on distributions)	2/29/2000	23.68%	1.35%	0.47%
Class A (after taxes on distributions and the sale of Fund Shares)	2/29/2000	17.38%	1.81%	1.06%
Class B (before taxes)	7/18/2008	27.13%	3.78%	3.62%
Class C (before taxes)	7/18/2008	31.11%	4.12%	3.38%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)		58.21%	6.46%	6.71%
1	Performance shown for the Class A shares from February 29, 2000, through June 19, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 29, 2000, for the Class A shares, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable.
2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
3	The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million.You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Wells Fargo Advantage Funds. More information about these and other discounts is available in the "Buying, Selling and Exchanging Funds Shares" section of this prospectus/proxy statement and from your financial professional and in the Funds' prospectuses.

The following tables allow you to compare the sales charges of the Funds. The Pro Forma table also shows you what the sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Wells Fargo Advantage Strategic Income Fund (Target Fund)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

Wells Fargo Advantage High Income Fund (Acquiring Fund)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

Wells Fargo Advantage High Income Fund (Pro Forma)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Strategic Income Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Class A	1.53%	1.10%
Class B	2.28%	1.85%
Class C	2.28%	1.85%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage High Income Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)3,[4]
Class A	0.02%	1.07%	0.92%
Class B	0.02%	1.82%	1.67%
Class C	0.02%	1.82%	1.67%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
4	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage High Income Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.02%	1.02%	0.92%
Class B	0.02%	1.77%	1.67%
Class C	0.02%	1.77%	1.67%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.90% for Class A, 1.65% for Class B, and 1.65% for Class C. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 41% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage High Income Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Kevin J. Maas, CFA Thomas M. Price, CFA Michael J. Schueller, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

RISK DESCRIPTIONS

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of a Fund will be positive or that the Fund will meet its investment goal. An investment in a mutual fund is not a deposit with a bank; is not insured, endorsed or guaranteed by the FDIC or any government agency; and is subject to investment risks, including possible loss of your original investment. Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following provides additional information regarding the various risks referenced in the section entitled "Merger Summary."

  Active Trading Risk. Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

  Counter-Party Risk. When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

  Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss for a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

  Derivatives Risk. The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

  Emerging Markets Risk. Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

  Foreign Investment Risk. Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

  High Yield Securities Risk. High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

  Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

  Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

  Leverage Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

  Liquidity Risk. A security may not be sold at the time desired or without adversely affecting the price.

  Management Risk. We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

  Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously. Equity securities generally have greater price volatility than debt securities.

  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools"of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk.When interest rates decline, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

  Multi-Style Management Risk. Because certain portions of a Fund's assets are managed by different portfolio managers using different styles, a Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities. This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

  Sector Emphasis Risk. Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

  Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

  U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

  Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

MANAGEMENT OF THE FUNDS

The following provides additional information regarding the investment adviser, investment sub-adviser and portfolio manager(s) of your Acquiring Fund as referenced in the section entitled "Merger Summary."

Investment Adviser

Funds Management is the investment adviser to your Acquiring Fund and will continue to be the investment adviser to your Acquiring Fund following the Merger.

The following are some key facts about Funds Management:

  Funds Management is an indirect, wholly-owned subsidiary of Wells Fargo & Company ("Wells Fargo").

  Funds Management was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank, N.A. ("Wells Fargo Bank") and is an affiliate of Wells Fargo Bank, which was founded in 1852 and is the oldest bank in the western United States and is one of the largest banks in the United States.

  Funds Management is located at 525 Market Street, San Francisco, California 94105.

Advisory Fees

As compensation for its advisory services to your Acquiring Fund, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of the Acquiring Fund's average daily net assets.

Fund	Breakpoint	Fee
Wells Fargo Advantage Diversified Equity Fund	All assets[1]	0.250%
Wells Fargo Advantage Capital Growth Fund[2]	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%
Wells Fargo Advantage Ultra Short-Term Income Fund	First $500 million	0.400%
	Next $500 million	0.375%
	Next $2 billion	0.350%
	Next $2 billion	0.325%
	Over $5 billion	0.300%
Wells Fargo Advantage Growth Balanced Fund	All assets[1]	0.250%
Wells Fargo Advantage High Income Fund	First $500 million	0.500%
	Next $500 million	0.475%
	Next $2 billion	0.450%
	Next $2 billion	0.425%
	Over $5 billion	0.400%
1	Funds Management is entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing asset allocation services to the Fund in determining the portion of the Fund's assets to be invested in each underlying master portfolio.
2	Reflects the advisory fee to be effective on or before the Merger.

For the Acquiring Fund's most recent fiscal year, the advisory fee paid to Funds Management and Wells Capital was as follows:

Fund	As a % of average daily net assets
Wells Fargo Advantage Diversified Equity Fund[1]
Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Ultra Short-Term Income Fund
Wells Fargo Advantage Growth Balanced Fund[1]
Wells Fargo Advantage High Income Fund
1	Funds Management is entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing asset allocation services to the Fund in determining the portion of the Fund's assets to be invested in each underlying master portfolio.

Portfolio Managers

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

The following portfolio managers are responsible for determining the asset allocation of the Wells Fargo Advantage Diversified Equity Fund's investments in various master portfolios:

Thomas C. Biwer, CFA
Mr. Biwer is jointly responsible for managing Wells Fargo Advantage Diversified Equity Fund, which he has managed since 2005. Mr. Biwer joined Funds Management in 2005 as a portfolio manager and a member of the Asset Allocation Team. He participates in determining the asset allocations of the Fund's investments in various master portfolios or styles. Prior to joining Funds Management, Mr. Biwer served as an investment manager and portfolio strategist for the Strong Advisor service since 1999. Education: B.S. and M.B.A., University of Illinois.

Christian L. Chan, CFA
Mr. Chan is jointly responsible for managing Wells Fargo Advantage Diversified Equity Fund, which he has managed since 2005. Mr. Chan joined Funds Management in 2002 as a member of the Asset Allocation Team and Investment Team. He participates in determining the asset allocations of the Fund's investments in various master portfolios or styles. Prior to joining Funds Management, Mr. Chan served as a director in the Investments Department at mPower Advisors, LLC from 1999 to 2001. Education: B.A., American Studies, University of California at Los Angeles.

Andrew Owen, CFA
Mr. Owen is jointly responsible for managing the Wells Fargo Advantage Diversified Equity Fund, which he has managed since 2005. Mr. Owen joined Funds Management in 1996 as a member of the Asset Allocation Team and head of the Investments Team. He participates in determining the asset allocations of the Fund's investments in various master portfolios or styles. Education: B.A., University of Pennsylvania; M.B.A., University of Michigan.

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

The following portfolio managers are responsible for determining the asset allocation of the Wells Fargo Advantage Growth Balanced Fund's investments in various master portfolios:

Thomas C. Biwer, CFA
Mr. Biwer is jointly responsible for managing Wells Fargo Advantage Growth Balanced Fund, which he has managed since 2005. Mr. Biwer joined Funds in 2005 as a portfolio manager and a member of the asset allocation team. He participates in determining the asset allocations of the Fund's investments in various master portfolios. Prior to joining Funds Management, Mr. Biwer served as an investment manager and portfolio strategist for the Strong Advisor service since 1999. Education: B.S. and M.B.A., University of Illinois.

Christian L. Chan, CFA
Mr. Chan is jointly responsible for managing Wells Fargo Advantage Growth Balanced Fund, which he has managed since 2005. Mr. Chan has served as a Portfolio Manager for Funds Management since 2005, and as a member of the firm's asset allocation team and investment team since 2002. Mr. Chan participates in determining the asset allocations of the Fund's investments in various master portfolios. Education: B.A., American Studies, University of California at Los Angeles.

Andrew Owen, CFA
Mr. Owen is jointly responsible for managing Wells Fargo Advantage Growth Balanced Fund, which he has managed since 2005. He has served as a Portfolio Manager for Funds Management since 2005, and has been a member of the asset allocation team and head of investments for Funds Management since 1996. Mr. Owen participates in determining the asset allocations of the Fund's investments in various master portfolios. Education: B.A., University of Pennsylvania; M.B.A., University of Michigan.

Sub-Adviser

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company, is located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Growth Balanced Fund and Wells Fargo Advantage High Income Fund. Accordingly, Wells Capital is responsible for the day-to-day investment management activities of the sub-advised funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

As compensation for its sub-advisory services to each sub-advised fund, Wells Capital is entitled to receive a monthly fee equal to an annual rate as indicated below, as a percentage of each sub-advised fund's average daily net assets:

Fund	Breakpoint	Fee
Wells Fargo Advantage Capital Growth Fund	First $100 million	0.35%
	Next $100 million	0.30%
	Next $300 million	0.20%
	Over $500 million	0.15%
Wells Fargo Advantage Ultra Short-Term Income Fund	First $100 million	0.15%
	Next $200 million	0.10%
	Over $300 million	0.05%
Wells Fargo Advantage Growth Balanced Fund	First $250 million	0.10%
	Above $250 million	0.05%
Wells Fargo Advantage High Income Fund	First $100 million	0.35%
	Next $200 million	0.30%
	Next $200 million	0.25%
	Over $500 million	0.20%

Portfolio Managers

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

The following portfolio managers, together with the sub-adviser, Wells Capital, perform day-to-day investment management activities for Wells Fargo Advantage Capital Growth Fund:

Michael Harris, CFA
Mr. Harris is jointly responsible for managing Wells Fargo Advantage Capital Growth Fund, which he has managed since 2006. Mr. Harris joined Wells Capital in 2005 serving as a portfolio manager for certain portfolios and as a research analyst with primary responsibilities for the financial and energy sectors. Prior to joining Wells Capital, Mr. Harris was a research analyst with Strong Capital Management, Inc. since 2000. Education: B.S., Business Administration with a major in Finance, Southeast Missouri State University; M.B.A., Finance, Indiana University.

Thomas J. Pence, CFA
Mr. Pence is jointly responsible for managing Wells Fargo Advantage Capital Growth Fund, which he has managed since 2004. Mr. Pence joined Wells Capital in 2005 as a portfolio manager. Prior to joining Wells Capital, he was a portfolio manager at Strong Capital Management, Inc. since October 2000. Education: B.S., Business, Indiana University; M.B.A., Finance, University of Notre Dame.

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

The following portfolio managers, together with the sub-adviser, Wells Capital, perform day-to-day investment management activities for Wells Fargo Advantage Ultra Short-Term Income Fund.

Jay N. Mueller, CFA
Mr. Mueller is jointly responsible for managing Wells Fargo Advantage Ultra Short-Term Income Fund, which he has managed since 2004. Mr. Mueller joined Wells Capital in 2005 as a portfolio manager specializing in macroeconomic analysis. Prior to joining Wells Capital, he served as a portfolio manager with Strong Capital Management, Inc. (SCM) since 1991. Additional responsibilities at SCM included, serving as director of fixed income from 2002 to 2004. Education: B.A., Economics, University of Chicago.

D. James Newton, II, CFA, CPA
Mr.Newton is jointly responsible for managing Wells Fargo Advantage Ultra Short-Term Income Fund, which he has managed since 2008. Mr. Newton joined Wells Capital in 2005 as a portfolio manager and head of investment grade credit research. Prior to joining Wells Capital, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics, Albion College; M.B.A., University of Michigan.

Thomas M. Price, CFA
Mr. Price is jointly responsible for managing Wells Fargo Advantage Ultra Short-Term Income Fund, which he has managed since 2002. Mr. Price joined Wells Capital in 2005 as a portfolio manager specializing in taxable high yield securities. Prior to joining Wells Capital, Mr. Price was with Strong Capital Management, Inc. (SCM) since 1996 as a fixed income research analyst and, since 1998, as a portfolio manager. Education: B.B.A., Finance, University of Michigan; M.B.A., Finance, Kellogg Graduate School of Management, Northwestern University.

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

The following portfolio managers, together with the sub-adviser, Wells Capital, perform day-to-day investment management activities for Wells Fargo Advantage Growth Balanced Fund.

Doug Beath
Mr. Beath is jointly responsible for managing Wells Fargo Advantage Growth Balanced Fund, which he has managed since 2006. Mr. Beath joined Wells Capital in July 2006 as a portfolio manager with the Quantitative Asset Management Team. From 2005 to 2006, Mr. Beath was a senior vice president for SMH Research where he represented several independent investment research firms. Prior to that, from 2000 to 2005, Mr. Beath was senior vice president of research with H.C. Wainwright Economics where he provided consultation services to investment management firms and plan sponsors on macroeconomic issues and asset allocation. Education: B.A., Liberal Arts, University of Michigan; M.B.A., Fordham University.

Petros Bocray, CFA
Mr. Bocray is a portfolio manager on the Quantitative Strategies team at Wells Capital All Portfolios Management. In this role, Mr. Bocray serves as co-manager on several of the team's portfolios and conducts research supporting the quantitative models and investment strategies. Prior to joining the team in March 2006, Mr. Bocray worked as a portfolio manager for the Wells Fargo Wealth Management Group, where he managed private client accounts with a focus on portfolio construction and asset allocation. Education:Bachelor of Economics, College of Charleston, Charleston, South Carolina.

Jeffrey P. Mellas, CAIA
Mr. Mellas is jointly responsible for managing Wells Fargo Advantage Growth Balanced Fund, which he has managed since 2003. Mr. Mellas joined Wells Capital in 2003 as Managing Director of Quantitative Asset Management and Portfolio Manager. In this role, Mr. Mellas oversees quantitative investment management efforts on behalf of institutional separate accounts, mutual investment funds and collective investment funds. Prior to joining Wells Capital, Mr. Mellas was with Alliance Capital Management since 1995, as Vice President and Global Portfolio Strategist. Education: B.A., Economics, University of Minnesota; M.B.A., Finance and International Business, New York University. Additional studies: International Management Program at H-ute Etudes Commer-iales, Paris, France, and Universit- de Valery, Montpellier, France.

WELLS FARGO ADVANTAGE HIGH INCOME FUND

The following portfolio managers, together with the sub-adviser, Wells Capital, perform day-to-day investment management activities for Wells Fargo Advantage High Income Fund.

Kevin J. Maas, CFA
Mr. Maas is jointly responsible for managing Wells Fargo Advantage High Income Fund, which he has managed since 2007. Mr. Maas is a portfolio manager for the Wells Capital Management Fixed Income Team and also serves as a senior research analyst. He joined Wells Capital in 2005 as a senior research analyst specializing in taxable high yield securities. Prior to joining Wells Capital, Mr. Maas was a high-yield, fixed-income analyst with Strong Capital Management, Inc. since 1999. Mr. Maas earned his B.S. in Finance from the University of Minnesota.

Thomas M. Price, CFA
Mr. Price is jointly responsible for managing Wells Fargo Advantage High Income Fund, which he has managed since 2002. Mr. Price joined Wells Capital in 2005 as a portfolio manager specializing in taxable high yield securities. Prior to joining Wells Capital, Mr. Price was with Strong Capital Management, Inc. (SCM) since 1996 as a fixed income research analyst and, since 1998, as a portfolio manager. Education: B.B.A., Finance, University of Michigan; M.B.A., Finance, Kellogg Graduate School of Management, Northwestern University.

Michael J. Schueller, CFA
Mr. Schueller is jointly responsible for managing Wells Fargo Advantage High Income Fund, which he has managed since 2007. Mr. Schueller joined Wells Capital in 2005 as a senior research Fund analyst specializing in high yield securities and, since 2007, as a portfolio manager. Prior to joining Wells Capital, Mr. Schueller was with Strong Capital Management, Inc. since 2000 as a leveraged loan trader and, since 2002, a fixed income research analyst. Mr. Schueller earned a B.A. in Economics from the University of Minnesota and a J.D. from the University of Wisconsin.

Each Acquiring Fund's Statement of Additional Information contains additional information about the Acquiring Fund's portfolio managers, including other accounts managed, ownership of Acquiring Fund shares and elements of compensation.

MERGER INFORMATION

Reasons for the Mergers

At regular and special Board meetings in May, June, August, November and December 2009 and January 2010, the Board of Trustees of the Wells Fargo Advantage Funds considered the proposed combination of the Evergreen Fund Family and the Wells Fargo Advantage Funds, which includes the proposed Mergers of the Growth Equity Fund into the Advantage Diversified Equity Fund, the Large Cap Appreciation Fund into the Capital Growth Fund, the Stable Income Fund into the Ultra Short-Term Income Fund, the Aggressive Allocation Fund into the Growth Balanced Fund, and the Strategic Income Fund into the High Income Fund. In connection with these Board meetings, Funds Management provided extensive background materials and analyses to the Board. These materials included information on the investment objectives and principal investment strategies of the Target Funds and the Acquiring Funds, comparative operating expense ratios, certain tax information, asset size, risk profile and investment performance information, and an analysis of the projected benefits to Target Fund shareholders of the Mergers. Funds Management responded to questions and requests for additional information at these meetings and throughout the course of the Board's consideration of these matters.

After reviewing and discussing these materials and analyses, among the Board members, with management, and with its legal advisers, on January 11, 2010, the Board unanimously approved the Plan. In its deliberations, the Board recognized that some of the projected benefits of the Plan would accrue to Funds Management and its affiliates rather than Target Fund shareholders. In this regard, the Board noted that Funds Management and its affiliates are likely to benefit from the elimination of duplicative Funds and expenses, and from other cost savings resulting from the streamlining of the product line, among other things. The Board recognized this sharing of benefits in the context of evaluating the Plan overall and determining that the Merger of each Target Fund into the corresponding Acquiring Fund would be in the best interests of the Target Fund. The Board further determined that the interests of existing shareholders of each Target Fund would not be diluted as a result of its respective Merger.

Accordingly, the Board unanimously recommends that shareholders of each Target Fund vote to approve the Merger for the following reasons:

STREAMLINED PRODUCT LINE AND ENHANCED VIABILITY

The Board noted that the Mergers of the Target Funds into the Acquiring Funds are part of the overall combination of the Evergreen Fund Family and the Wells Fargo Advantage Funds. The overall combination is intended to streamline the product offering of the fund family by combining funds with compatible investment objectives and principal investment strategies. This streamlining will enable management, distribution and other resources to be more effectively concentrated on a more focused group of portfolios.

Each Merger is expected to enhance the viability of the combined Acquiring Fund. By combining various compatible funds, the Wells Fargo Advantage Funds complex is also able to take steps towards eliminating duplicative costs and improving potential shareholder returns. The Board determined that the elimination of duplicative costs and the spreading of certain costs across a larger asset base can benefit shareholders by leading to reductions in operating expense ratios. Moreover, the Target Funds have not been able to achieve scale and have experienced net redemptions in recent years, while the Acquiring Funds are significantly larger and have experienced consistent periods of net sales, providing a further indication of their greater long-term viability.

PORTFOLIO MANAGEMENT

The Board considered the investment strategy similarities and differences described under Specific Considerations, below, and determined that the investment strategies of each Acquiring Fund were similar to those of the corresponding Target Fund, allowing shareholders to continue to own a similar fund. To the extent the investment strategies of an acquiring Fund differ from those of the corresponding Target Fund, the Board considered those differences as part of its overall determination that the Merger would be in the best interests of the Target Fund. For certain Target Funds, the Board considered that the Merger would result in those Funds no longer operating as multi-strategy gateway funds, as discussed further in Specific Considerations below. The Board also received information about the portfolio managers who would be managing the Acquiring Funds and satisfied itself as to the nature and quality of advisory services expected to be provided for the benefit of each Acquiring Fund's shareholders.

GREATER POTENTIAL ECONOMIES OF SCALE

The Board also considered that the Target Funds may benefit from the potential for greater economies of scale by reorganizing into other funds with greater assets.

COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

As discussed further under Specific Considerations, below, and in the section entitled "Investment Goal and Strategy Comparison," each Acquiring Fund and corresponding Target Fund has compatible investment objectives and principal investment strategies. As a result, the Merger is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund. The Board considered management's representation that the Merger is not expected to significantly alter the risk/potential return profile of any Target Fund shareholder's investment.

COMPARATIVE PERFORMANCE

The Acquiring Funds have achieved comparable or better investment performance over all measurement periods than the Target Funds. Shareholders should consult the chart in the section entitled "Fund Performance Comparison" for Fund-specific performance comparisons. Of course, past performance is not predictive of future results.

TOTAL AND NET OPERATING EXPENSES OF THE FUNDS

The Board considered the total and net annual fund operating expenses for each Target Fund and corresponding Acquiring Fund. For each Merger, the Acquiring Fund class will have a lower or equal total and net operating expense ratio than the corresponding class of the Target Fund. Thus, all Target Fund shareholders will pay the same or lower expenses as a result of the Merger. The Board also noted that Funds Management has committed to maintain the Acquiring Fund's pro forma net operating expense ratio cap for a three-year period from the Closing Date if the Merger is consummated and that, thereafter, the cap cannot be raised without Board approval. Thus, Target Fund shareholders will not experience an increase in their net operating expense ratios above the cap for at least three years, and could potentially experience a reduction, as a result of the Merger. Shareholders can consult the section entitled "Fund Expense Comparison" for Fund-specific total and net operating expenses comparisons.

EXPECTED TAX-FREE CONVERSION OF THE TARGET FUND SHARES

The Board also considered the expectation that each Merger will be treated as a "reorganization" for U.S. federal income tax purposes. If, prior to the Merger, a Target Fund shareholder holding shares in a taxable account were to redeem the Target Fund shares to invest the proceeds in another fund or other investment product, the shareholder generally would recognize gain or loss for U.S. federal income tax purposes upon the redemption of the shares. By contrast, by participating in the Mergers, it is expected that: (1) shareholders will not recognize a taxable gain or a loss on the exchange of Target Fund shares for shares of the same or a comparable class of the corresponding Acquiring Fund; (2) shareholders will have the same tax basis in Acquiring Fund shares as in Target Fund shares; and (3) assuming that shareholders hold Target Fund shares as a capital asset, the holding period for the Acquiring Fund shares will include the period for which the shareholder held Target Fund shares. Shareholders will continue to have the right to redeem any or all shares at net asset value at any time, at which time, a shareholder holding shares in a taxable account generally would recognize a gain or loss for U.S. federal income tax purposes.

Shareholders should review the section entitled "Material U.S. Federal Income Tax Consequences of the Mergers" for a description of the material U.S. federal income tax consequences of the Mergers, including an explanation of the possible tax consequences of a Target Fund's disposition of a substantial portion of its portfolio securities or, if relevant, redemption of its holdings in a master portfolio prior to consummating the Mergers. The Board also considered potential limitations on the use of losses of the Target Funds and/or the Acquiring Funds as result of the Mergers but determined that the benefits of the Mergers were sufficient to support their approval.

EXPENSES OF THE MERGER

EIMC and Funds Management have agreed to bear all expenses incurred in connection with the Merger (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Merger), whether or not the Merger is consummated.

Specific Considerations

The Board also considered certain factors specific to each Fund in concluding that the proposed Merger is in the best interests of each Target Fund's shareholders. Some of the specific factors that the Board considered for each Merger are detailed below.

Merger of the Growth Equity Fund into the Diversified Equity Fund

The Board considered the benefits of combining funds that have similar investment objectives and principal investment strategies. In this connection, the Board considered that both Funds are gateway funds that invest in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Board noted that, although both Funds invest in several master portfolios, the Diversified Equity Fund invests in master portfolios that pursue large value and index styles, whereas the Growth Equity Fund does not invest in those master portfolios. The Board noted that the Growth Equity Fund is characterized by independent industry information services as a large growth or multi-cap core fund and that these same services characterize the Diversified Equity Fund as a large blend or large cap core fund. Apart from these factors, the Board also considered the stronger inflows and substantially larger asset base of the Diversified Equity Fund as compared to the Growth Equity Fund, and that the Merger would result in a lower total and net operating expense ratio for Growth Equity Fund shareholders. The Board noted that the absolute performance record of the Growth Equity Fund was superior to that of the Diversified Equity Fund but that each Fund's performance record relative to its peer group was similar.

Merger of the Large Cap Appreciation Fund into the Capital Growth Fund

The Board considered the benefits of combining funds that have similar investment objectives and principal investment strategies. The Board considered that, while the Large Cap Appreciation Fund is a gateway fund that invests substantially all of its assets in the Large Cap Appreciation Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies, the Capital Growth Fund invests directly in the equity securities of large-capitalization companies. The Board thus considered that the Large Cap Appreciation Fund would redeem in kind from its gateway fund structure if shareholders approve the Merger and transfer all portfolio securities to the Capital Growth Fund in exchange for shares of the Capital Growth Fund at closing. The Board also considered that the two Funds have different potential foreign exposure, with the Large Cap Appreciation Fund able to invest up to 15% of its total assets in foreign securities and Capital Growth Fund able to invest up to 25% of its total assts in such securities. Apart from these factors, the Board also considered the stronger inflows and substantially larger asset base of the Capital Growth Fund as compared to the Large Cap Appreciation Fund, and that the Merger would result in a lower total and net operating expense ratio for Large Cap Appreciation A, B, C and Administrator class shareholders and a lower total operating expense ratio and the same net operating expense ratio for Large Cap Appreciation Institutional class shareholders. In addition, the Board noted that the Capital Growth Fund has had a stronger performance record than Large Cap Appreciation across all periods reviewed.

Merger of the Stable Income Fund into the Ultra Short-Term Income Fund

The Board considered the benefits of combining funds that have similar investment objectives and principal investment strategies. The Board considered that, while the Stable Income Fund is a gateway fund that invests substantially all of its assets in the Stable Income Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies, the Ultra Short-Term Income Fund invests directly in income-producing debt securities. The Board thus considered that the Stable Income Fund would redeem in kind from its gateway fund structure if shareholders approve the Merger and transfer all portfolio securities to the Ultra Short-Term Income Fund in exchange for shares of the Ultra Short-Term Income Fund at closing. The Board further considered that, while the Stable Income Fund is not permitted to purchase high yield debt, the Ultra Short-Term Income Fund is permitted to invest up to 25% of its assets in below investment grade debt. The Board also considered that the Ultra Short-Term Income Fund is permitted to invest 5% more of its assets in dollar-denominated foreign securities than the Stable Income Fund (25% vs. 20%). Additionally, the Board noted the Ultra Short-Term Income Fund's tax losses (i.e., capital loss carryovers and any unrealized losses when realized) may be diminished as a result of the Merger. Apart from these factors, the Board also considered the stronger inflows and substantially larger asset base of the Ultra Short-Term Income Fund as compared to the Stable Income Fund and that the reorganization would result in a lower total and net operating expense ratio for Stable Income Fund shareholders. In addition, the Board noted that the Ultra Short-Term Income Fund has had a stronger performance record than the Stable Income Fund across most periods reviewed.

Merger of the Aggressive Allocation Fund into the Growth Balanced Fund

The Board considered the benefits of combining funds that have similar investment objectives and principal investment strategies. In this connection, the Board considered that, although both Funds are gateway funds that invest in a "multi-style" approach designed to reduce the price and return volatility of the Funds and to provide more consistent returns, the Aggressive Allocation Fund has a neutral target asset allocation of 80% equity and 20% fixed income and the Growth Balanced Fund has a neutral target asset allocation of 65% equity and 35% fixed income. The Board also considered that both Funds utilize a tactical allocation model and can be +/- 15% from these neutral targets. Apart from these factors, the Board also considered the stronger inflows and substantially larger asset base of the Growth Balanced Fund as compared to the Aggressive Allocation Fund, and that the Merger would result in a lower total and net operating expense ratio for Aggressive Allocation Fund shareholders. In addition, the Board noted that the Growth Balanced Fund has had a stronger performance record than the Aggressive Allocation Fund across all periods reviewed.

Merger of the Strategic Income Fund into the High Income Fund

The Board considered the benefits of combining funds that have similar investment objectives and principal investment strategies. The Board considered that, while, the Strategic Income Fund invests at least 80% of its asset in income-producing securities with a maximum of 20% in defaulted securities, the High Income Fund invests at least 80% of its assets in below investment grade corporate debt with a maximum of 10% in defaulted securities. Moreover, the Board considered that, while Strategic Income may invest up to 30% of its assets in foreign issuers, the High Income Fund may invest up to 30% of its assets in U.S. dollar-denominated debt securities of foreign issuers. Furthermore, the Board considered that the Strategic Income Fund's tax losses (i.e., capital loss carryovers and any unrealized losses when realized) may be limited as a result of the Merger. Apart from these factors, the Board also considered the stronger inflows and substantially larger asset base of the High Income Fund as compared to the Strategic Income Fund, and that the Merger would result in a lower total and net operating expense ratio for Strategic Income Fund shareholders. In addition, the Board noted that the High Income Fund has had a similar performance record to that of the Strategic Income Fund across all periods reviewed.

Agreement and Plan of Reorganization

Each Target Fund will be reorganized into its corresponding Acquiring Fund pursuant to the Plan, a form of which is attached at Exhibit A. The following summary of the Plan is qualified in its entirety by reference to Exhibit A attached hereto.

The Plan provides that the Acquiring Fund will acquire all of the assets of the corresponding Target Fund(s) in exchange for shares of equal value of the Acquiring Fund (measured at the close of business on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund(s), on a particular Merger date (the "Closing Date").

The number of full and fractional shares of each class of an Acquiring Fund to be received by each class of its corresponding Target Fund will be determined by dividing the value of assets net of liabilities attributable to such Target Fund class by the net asset value ("NAV") of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net liabilities and the NAV of each class of the Acquiring Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course. The valuation will be conducted on the business day immediately preceding the Closing Date or upon such other date as the parties may agree, as of the time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the "Valuation Date").

On the Closing Date or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of the Target Trust in accordance with applicable law and its Declaration of Trust.

Although not expressly provided for in the Plan, in connection with the Merger of the Wells Fargo Advantage Growth Equity Fund into the Wells Fargo Advantage Diversified Equity Fund and the Merger of the Wells Fargo Advantage Aggressive Allocation Fund (with the Wells Fargo Advantage Growth Equity Fund, each a "Blended Target Fund") into the Wells Fargo Advantage Growth Balanced Fund (with the Wells Fargo Advantage Diversified Equity Fund, each a "Blended Acquiring Fund"), Funds Management anticipates re-allocating the assets of the Blended Target Funds prior to the Closing Date. The Blended Target Funds and the Blended Acquiring Funds currently invest all of their assets in different master portfolios of Wells Fargo Master Trust (each a "Master Portfolio"). If shareholders of a Blended Target Fund approve the Merger, Funds Management anticipates aligning the Blended Target Fund's asset allocation with that of its corresponding Blended Acquiring Fund prior to the Closing Date. This would facilitate each Blended Target Fund transferring, on the Closing Date, its interests in the Master Portfolios to its corresponding Blended Acquiring Fund in exchange for shares of the Blended Acquiring Fund pursuant to the Plan in the manner described above. Funds Management anticipates re-allocating the assets of the Blended Target Funds some time after shareholder approval but in advance of the Closing Date of the Merger. During the period of time following such re-allocation, the Blended Target Funds may not achieve their investment objective and may deviate from their principal investments and investment strategies.

In addition, in connection with the Mergers of the Wells Fargo Advantage Large Cap Appreciation Fund into the Wells Fargo Advantage Capital Growth Fund and the Wells Fargo Advantage Stable Income Fund (with the Wells Fargo Advantage Large Cap Appreciation Fund, each a "Feeder Target Fund") into the Wells Fargo Advantage Ultra Short-Term Income Fund, Funds Management anticipates converting each Feeder Target Fund to a stand-alone fund prior to the Closing Date. Each Feeder Target Fund currently invests all of its assets in one Master Portfolio that has a substantially similar investment objective and substantially similar investment strategies as those of the Feeder Target Fund. If shareholders of the respective Feeder Target Fund approve the Merger, then after such approval but in advance of the Closing Date, each Feeder Target Fund would withdraw its entire investment from its corresponding Master Portfolio. Each Feeder Target Fund would receive from its corresponding Master Portfolio a pro rata distribution of such Master Portfolio's portfolio securities and become a stand-alone fund that invests directly in securities rather than through a Master Portfolio.

Upon each Feeder Target Fund's conversion to a stand-alone fund, Funds Management, the current investment adviser to each Master Portfolio, would serve as the investment adviser directly to each Feeder Target Fund pursuant to a new active investment advisory agreement that has identical terms and conditions (including fee arrangements) as those in its current agreement with each corresponding Master Portfolio. Similarly, Cadence Capital Management, LLC, the current sub-adviser to the Wells Fargo Advantage Large Cap Appreciation Fund's corresponding Master Portfolio, and Galliard Capital Management, Inc., the current sub-adviser to the Wells Fargo Advantage Stable Income Fund's corresponding Master Portfolio, would each serve as a sub-adviser directly to the applicable Feeder Target Fund under a new active investment sub-advisory agreement with identical terms and conditions (including fee arrangements) as those in the current agreement with the corresponding Master Portfolio.

Each Feeder Target Fund's conversion to a stand-alone fund and entrance into new advisory and sub-advisory arrangements as described above do not require shareholder approval. In addition, there would be no change to each Feeder Target Fund's investment objective, principal investments or principal investment strategies as a result of the conversion, other than the Feeder Target Fund would no longer invest all of its assets in the corresponding Master Portfolio. If shareholders of each Feeder Target Fund approve the Merger of the Fund, each Feeder Target Fund's new advisory and sub-advisory arrangements would terminate upon the liquidation of the Fund pursuant to the Plan as described above.

A majority of the applicable Board of Trustees may terminate the Plan on behalf of any Target Fund or Acquiring Fund under certain circumstances. In addition completion of a Merger is subject to numerous conditions set forth in the Plan, including approval by Target Fund shareholders, the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a "reorganization" for U.S. federal income tax purposes, although the matter is not free from doubt, such that the Merger generally will not be taxable with respect to a Target Fund or Acquiring Fund, or their shareholders.

Whether or not the Merger is consummated, Funds Management or one of its affiliates will pay all expenses incurred by the Target Fund and Acquiring Fund in connection with the Merger (including the cost of any proxy solicitor). No portion of the expenses incurred in connection with the Merger, except portfolio transaction costs incurred in purchasing or disposing of securities, will be borne directly or indirectly by the Target Fund or Acquiring Fund or their respective shareholders. If a Target Fund's shareholders do not approve the Merger, the Board of Trustees of the Target Trust may consider other possible courses of action in the best interests of the Target Fund and its shareholders.

Information concerning the pro forma capitalization of each Fund is contained in Exhibit D to this Prospectus/Proxy Statement.

Material U.S. Federal Income Tax Consequencesof the Mergers

The following discussion summarizes certain material U.S. federal income tax consequences of your Merger, including an investment in Acquiring Fund shares, that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date of this prospectus/proxy statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Mergers or of holding Acquiring Fund shares. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Mergers; or an entity taxable as a partnership for U.S. federal income tax purposes.

We have not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to the U.S. federal income tax consequences of the Mergers or any related transaction. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisers and financial planners as to the particular tax consequences of your Merger and of holding Acquiring Fund shares to you, including the applicability and effect of any state, local or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of the Mergers as Tax-Free "Reorganizations" Under the Internal Revenue Code

The obligation of the Funds to consummate the Mergers is contingent upon their receipt of an opinion from Proskauer Rose LLP, special tax counsel to the Acquiring Funds, generally to the effect that the Merger will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code with respect to each Acquiring Fund and its corresponding Target Fund, and therefore generally:

  no gain or loss will be recognized by the Acquiring Fund upon receipt of the corresponding Target Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

  the Acquiring Fund's tax basis in the assets of the corresponding Target Fund transferred to the Acquiring Fund in the Merger will be the same as the Target Fund's tax basis in the assets immediately prior to the transfer;

  the Acquiring Fund's holding periods for the assets of the corresponding Target Fund will include the periods during which such assets were held by the Target Fund;

  no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon distribution of Acquiring Fund shares by the Target Fund to its shareholders in liquidation;

  no gain or loss will be recognized by the Target Fund's shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares;

  the tax basis of Acquiring Fund shares a Target Fund shareholder receives in connection with the Merger will be the same as the tax basis of his or her Target Fund shares exchanged therefor;

  a Target Fund shareholder's holding period for his or her Acquiring Fund shares will include the period for which he or she held the Target Fund shares exchanged therefor; and

  the Acquiring Fund will succeed to, and take into account the items of the Target Fund described in Section 381(c) of the Internal Revenue Code, subject to the conditions and limitations specified in the Internal Revenue Code and the U.S. Treasury regulations thereunder.

The tax opinion described above will be based on then-existing law, will be subject to certain assumptions, qualifications and exclusions and will be based in part on the truth and accuracy of certain representations by us on behalf of the Acquiring Funds and the Target Funds.

Status as a Regulated Investment Company

Since its formation, each Fund has elected and believes it has qualified to be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code. Accordingly, each Fund believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its income and gains to its shareholders.

Distribution of Income and Gains

In connection with a Merger, a substantial portion of the securities held by your Target Fund may be disposed of prior to your Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund's basis in such assets. Any capital gains recognized on a net basis in any such sales that occur prior to your Merger will be distributed to your Target Fund's shareholders as capital gains dividends (to the extent of net capital gains) and/or ordinary dividends (to the extent of net short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Additionally, your Target Fund's taxable year will end as a result of your Merger, which will accelerate any distributions to shareholders from your Target Fund for its short taxable year ending on the date of the Merger. Prior to your Merger, your Target Fund will declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Merger. Such distributions will be made to such shareholders before or after the Mergers. A Target Fund shareholder will be required to include any such distributions in his or her taxable income for the taxable year in which such shareholder receives the distributions. This may result in the recognition of income that could have been deferred or never realized had the Mergers not occurred.

Capital Loss Limitations

U.S. federal income tax law permits a regulated investment company, or "RIC," such as the Funds, to carry forward net capital losses for a period of up to eight taxable years. A number of the Target Funds are presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as further detailed below. Your merger will cause the tax year of your Target Fund to close, resulting in an earlier expiration of net capital loss carryforwards than would otherwise occur. In addition, the Mergers are expected to result in a limitation on the ability of certain of the Acquiring Funds to use carryforwards of the Target Funds and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized. These limitations, pursuant to Section 382 of the Internal Revenue Code, are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limitation. The Section 382 limitation as to a Target Fund generally will equal the product of the net asset value of the Target Fund immediately prior to the Mergers and the "long-term tax-exempt rate," published by the IRS, in effect at such time. As of January 2010, the long-term tax-exempt rate is 4.14%. However, no assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Mergers. In certain instances, under Section 384 of the Internal Revenue Code, an Acquiring Fund will also be prohibited from using a Target Fund's loss carryforwards and unrealized losses against the unrealized gains of the Acquiring Fund at the time of the Mergers, to the extent such gains are realized within five years following the Mergers. While the ability of an Acquiring Fund to absorb a Target Fund's losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from a Merger, substantially all of a Target Fund's losses may become permanently unavailable where the limitation applies. Even if an Acquiring Fund is able to utilize net capital loss carryforwards or unrealized losses of a Target Fund, the tax benefit resulting from those losses will be shared by both the Target Fund and Acquiring Fund shareholders following a Merger. Therefore, a Target Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would have paid if the Mergers did not occur.

In general, the limitation under Section 382 will apply to loss carryforwards and unrealized losses of a Target Fund when its shareholders will hold less than 50% of the outstanding shares of an Acquiring Fund immediately following a Merger.  Accordingly, it is expected that the limitation will apply to any losses of the following: Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Aggressive Allocation Fund, and Wells Fargo Advantage Strategic Income Fund.  Even if a Merger does not result in the limitation on the use of losses, future transactions by an Acquiring Fund may do so.

As of September 30, 2009, for U.S. federal income tax purposes: Wells Fargo Advantage Growth Equity Fund had capital loss carryforwards of approximately $10,618,348 equal to approximately 7.4% of its net assets, and no net unrealized losses; Wells Fargo Advantage Large Cap Appreciation Fund had capital loss carryforwards of approximately $35,152,703, equal to approximately 65.7% of its net assets, and no net unrealized losses; Wells Fargo Advantage Stable Income Fund had capital loss carryforwards of approximately $2,385,622, equal to approximately 1.0% of its net assets, and net unrealized losses of approximately $28,599,680, equal to approximately 11.9% of its net assets; Wells Fargo Advantage Aggressive Allocation Fund had capital loss carryforwards of approximately $42,571,249, equal to approximately 25.1% of its net assets, and net unrealized losses of approximately $2,340,030, equal to approximately 1.4% of its net assets; and Wells Fargo Advantage Strategic Income Fund had capital loss carryforwards of approximately $5,854,720, equal to approximately 20.4% of its net assets, and net unrealized losses of approximately $402,035, equal to approximately 1.4% of its net assets.

Target Fund shareholders will benefit from any capital loss carryforwards and unrealized capital losses of an Acquiring Fund. An Acquiring Fund's ability to use its own capital loss carryforwards and unrealized losses, once realized, may be subject to an annual limitation under Section 382 of the Internal Revenue Code as well, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward. The limitation generally equals the product of the net asset value of the Acquiring Fund immediately prior to the Mergers and the long-term tax-exempt rate in effect at such time. While the ability of an Acquiring Fund to absorb its losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, substantially all of its losses may become permanently unavailable where the limitation applies. In general, the limitation will apply to an Acquiring Fund when its shareholders will hold less than 50% of its outstanding shares immediately following a Merger. Accordingly, it is expected that the limitation will not apply to the losses of any Acquiring Fund. Even if a Merger does not result in the limitation on the use of an Acquiring Fund's losses, prior or future transactions involving an Acquiring Fund may have caused or will cause such limitations to apply.

Finally, in addition to the other limitations on the use of losses, under Section 381 of the Internal Revenue Code, for the taxable year of the Mergers, only that percentage of an Acquiring Fund's capital gain net income for such taxable year (excluding capital loss carryforwards) equal to the percentage of its year that remains following a Merger can be reduced by a Target Fund's capital loss carryforwards (as otherwise limited under Sections 382 and 384 of the Internal Revenue Code, as described above).

U.S. Federal Income Taxation of an Investment in an Acquiring Fund

The following discussion summarizes certain material U.S. federal income tax consequences of an investment in an Acquiring Fund. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the prospectuses and statements of additional information for the Acquiring Funds for additional U.S. federal income tax information.

Qualification as a Regulated Investment Company. It is intended that each Acquiring Fund will qualify as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code. Each Acquiring Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to RICs generally will apply separately to each Acquiring Fund even though each Acquiring Fund is a series of the Acquiring Trust. Furthermore, each Acquiring Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Internal Revenue Code, each Acquiring Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Internal Revenue Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to an Acquiring Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.

Each Acquiring Fund must also diversify its holdings so that, at the end of each quarter of an Acquiring Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Acquiring Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Acquiring Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to an Acquiring Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, with respect to each taxable year, each Acquiring Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If an Acquiring Fund meets all of the RIC requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, an Acquiring Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, an Acquiring Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from an Acquiring Fund in the year they are actually distributed. However, if an Acquiring Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Acquiring Fund and its shareholders will be treated as if the Acquiring Fund paid the distribution by December 31 of the first taxable year. Each Acquiring Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that an Acquiring Fund will not be subject to U.S. federal income taxation.

Moreover, the Acquiring Funds may retain for investment all or a portion of their net capital gain. If an Acquiring Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long- term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Acquiring Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of an Acquiring Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. An Acquiring Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, an Acquiring Fund fails to qualify as a RIC under the Internal Revenue Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from such Acquiring Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, an Acquiring Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Acquiring Fund to the IRS. In addition, if an Acquiring Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Acquiring Fund generally will be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Acquiring Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. An Acquiring Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals the Acquiring Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits an Acquiring Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect an Acquiring Fund's total returns, it may reduce the amount that an Acquiring Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Acquiring Fund shares on Acquiring Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods used by the Acquiring Funds, and thus the Acquiring Funds' use of these methods may be subject to IRS scrutiny.

Excise Tax. If an Acquiring Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Acquiring Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, an Acquiring Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. The Acquiring Funds generally intend to actually distribute or be deemed to have distributed substantially all of their ordinary income and capital gain net income, if any, by the end of each calendar year and thus expect not to be subject to the excise tax. However, no assurance can be given that an Acquiring Fund will not be subject to the excise tax. Moreover, the Acquiring Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by an Acquiring Fund is determined to be de minimis).

Taxation of Acquiring Fund Investments. In general, realized gains or losses on the sale of securities held by an Acquiring Fund will be treated as capital gains or losses, and long-term capital gains or losses if an Acquiring Fund has held the disposed securities for more than one year at the time of disposition.

If an Acquiring Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes "payment-in-kind" or "PIK" bonds, the Acquiring Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if an Acquiring Fund purchases a debt obligation with market discount (generally, a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Acquiring Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. An Acquiring Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by the Acquiring Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by an Acquiring Fund which the Acquiring Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Acquiring Fund.

If an Acquiring Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Acquiring Fund. U.S. federal income tax rules are not entirely clear about issues such as when an Acquiring Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by an Acquiring Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by an Acquiring Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by an Acquiring Fund of the option from its holder, such Acquiring Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Acquiring Fund in the closing transaction. Some capital losses realized by an Acquiring Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by an Acquiring Fund pursuant to the exercise of a covered call option granted by it, the Acquiring Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Acquiring Fund pursuant to the exercise of a put option granted by it, the Acquiring Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Acquiring Funds will be deemed "Section 1256 contracts." An Acquiring Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require an Acquiring Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require an Acquiring Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by an Acquiring Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Internal Revenue Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of an Acquiring Fund's income. Under future U.S. Treasury regulations, any such transactions that are not directly related to an Acquiring Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable such Acquiring Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds an Acquiring Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Acquiring Fund or its shareholders in future years.

Offsetting positions held by an Acquiring Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Internal Revenue Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If an Acquiring Fund is treated as entering into a "straddle" and at least one (but not all) of the Acquiring Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Internal Revenue Code, described above, then such straddle could be characterized as a "mixed straddle." An Acquiring Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Acquiring Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Acquiring Fund, losses realized by an Acquiring Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, an Acquiring Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle including any interest, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where an Acquiring Fund had not engaged in such transactions.

If an Acquiring Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Acquiring Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when an Acquiring Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon an Acquiring Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon an Acquiring Fund's holding period in the position and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of an Acquiring Fund's taxable year and such Acquiring Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain an Acquiring Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Internal Revenue Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain an Acquiring Fund would have had if the Acquiring Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, an Acquiring Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Acquiring Fund, defer losses to the Acquiring Fund, cause adjustments to the holding periods of the Acquiring Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while the Acquiring Funds intend to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of an Acquiring Fund as a RIC might be jeopardized. Certain requirements that must be met under the Internal Revenue Code in order for each Acquiring Fund to qualify as a RIC may limit the extent to which an Acquiring Fund will be able to engage in derivatives transactions.

An Acquiring Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require an Acquiring Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Acquiring Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. An Acquiring Fund's investments in REIT equity securities may at other times result in the Acquiring Fund's receipt of cash in excess of the REIT's earnings; if the Acquiring Fund distributes these amounts, these distributions could constitute a return of capital to Acquiring Fund shareholders for U.S. federal income tax purposes. Dividends received by the Acquiring Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

An Acquiring Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("TMPs"). Under IRS guidance, an Acquiring Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Internal Revenue Code) is a record holder of a share in an Acquiring Fund, then the Acquiring Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal corporate income tax rate. To the extent permitted under the 1940 Act, an Acquiring Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Acquiring Fund. The Acquiring Funds have not yet determined whether such an election will be made.

Although the Acquiring Funds are not prohibited from making foreign investments, currently the Acquiring Funds do not anticipate making any significant foreign investments. However, if an Acquiring Fund acquires any equity interest in a passive foreign investment company ("PFIC"), adverse tax consequences may result.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Acquiring Funds may involve complex tax rules that may result in income or gain recognition by the Acquiring Funds without corresponding current cash receipts. Although the Acquiring Funds seeks to avoid significant non-cash income, such non-cash income could be recognized by the Acquiring Funds, in which case the Acquiring Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Acquiring Funds could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. Distributions paid out of an Acquiring Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Acquiring Funds, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on the Acquiring Funds' shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when an Acquiring Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, the Acquiring Funds' earnings and profits, described above, are determined at the end of the Acquiring Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of an Acquiring Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Acquiring Fund shares and then as capital gain. The Acquiring Funds may make distributions in excess of their earnings and profits, from time to time.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that an Acquiring Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by the Acquiring Funds as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed an Acquiring Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Acquiring Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Acquiring Funds will designate capital gain dividends, if any, in a written notice mailed by each Acquiring Fund to its shareholders not later than 60 days after the close of such Acquiring Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest an Acquiring Fund earned on direct obligations of the U.S. government if such Acquiring Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Acquiring Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Acquiring Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Acquiring Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Acquiring Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of an Acquiring Fund or a different RIC, the sales charge previously incurred in acquiring the Acquiring Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Acquiring Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61 day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to any Acquiring Fund share and such Acquiring Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Acquiring Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this filing.

Foreign Taxes. Amounts realized by an Acquiring Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of an Acquiring Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Acquiring Fund will be eligible to file an annual election with the IRS pursuant to which the Acquiring Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Acquiring Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, the Acquiring Funds do not expect to qualify for this election.

U.S. Federal Income Tax Rates. Non-corporate Acquiring Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 35% on ordinary income and 15% on long-term capital gain for taxable years beginning on or before December 31, 2010. Under current law, long-term capital gain will be taxed at a maximum rate of 20% for taxable years beginning on or after January 1, 2011.

Current U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15% until December 31, 2010 (and 20% thereafter). In general, "qualified dividend income" is income attributable to dividends received by an Acquiring Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Acquiring Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Acquiring Fund's shares. Under current law, the taxation of qualifying dividend income at long-term capital gain rates will no longer apply and dividend income will be taxable as ordinary income for taxable years beginning after December 31, 2010. If 95% or more of an Acquiring Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Acquiring Fund shares for at least 61 days during the 121-day period beginning 60 days before such Acquiring Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of an Acquiring Fund's income is attributable to qualified dividend income, then only the portion of the Acquiring Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by an Acquiring Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Acquiring Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Acquiring Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond funds typically do not distribute significant amounts of "qualified dividend income" eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from some Acquiring Funds may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of U.S. federal income tax laws.

Backup Withholding. The Acquiring Funds are generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an Acquiring Fund shareholder if (i) the shareholder fails to furnish an Acquiring Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies an Acquiring Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Capital gain dividends paid to and gains recognized by a foreign shareholder on the redemption of Acquiring Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.

Tax-Deferred Plans. Shares of the Acquiring Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Acquiring Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Acquiring Funds.  Any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if an Acquiring Fund has state or local governments or other tax-exempt organizations as shareholders. Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Internal Revenue Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Buying, Selling and Exchanging Fund Shares

Share Class Information

Because the Mergers will be effected at net asset value (NAV) without the imposition of a sales charge, Target Fund shareholders will not pay any front-end sales charges or contingent deferred sales charges ("CDSC") as a result of the Merger. Target Fund shareholders who receive shares of an Acquiring Fund class that is subject to a CDSC will, however, be subject to a CDSC upon subsequent redemption of the Acquiring Fund shares they receive as a result of the Merger. The CDSC will be based on the date of the original purchase of your Target Fund shares and will continue to be subject to the Target Fund's CDSC schedule listed below and will be calculated using the method described in your Target Fund's prospectus.

The following is a summary description of the charges and fees applicable to the various classes of the Target and Acquiring Funds. Not all Funds offer all of the classes listed. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information.

  12b-1 Fees. Wells Fargo Advantage Funds have adopted a Distribution Plan (a "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for certain classes. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges. The following table sets forth the 12b-1 fee charged to each class of Wells Fargo Advantage Funds.

Wells Fargo Advantage Fund Class	12b-1 Fee as a Percentage of Net Assets
Class A	0.00%
Class B	0.75%
Class C	0.75%
Administrator Class	0.00%
Institutional Class	0.00%

Wells Fargo Advantage Funds have a shareholder servicing plan. Under this plan, each Fund, with respect to certain of its classes of shares, has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the applicable share classes of a Fund pay an annual fee of up to 0.25% of the applicable class's average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

  Class A. If you choose to buy Class A shares, you will pay the public offering price (POP) which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. Class A shares are also subject to a shareholder servicing fee of 0.25%.

Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Growth Balanced Fund

Class A Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge as % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000-$99,999	4.75%	4.99%
$100,000-$249,999	3.75%	3.90%
$250,000-$499,999	2.75%	2.83%
$500,000-$999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%
1	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase for such shares is the original purchase date of your Target Fund shares.

Wells Fargo Advantage High Income Fund

Class A Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge as % of Net Amount Invested
Less than $50,000	4.50%	4.71%
$50,000-$99,999	4.00%	4.17%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000-$999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%
1	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase for such shares is the original purchase date of your Target Fund shares.

Wells Fargo Advantage Ultra Short-Term Income Fund

Class A Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge as % of Net Amount Invested
Less than $50,000	2.00%	2.04%
$50,000-$99,999	1.50%	1.52%
$100,000-$249,999	1.00%	1.01%
$250,000-$499,999	0.50%	0.50%
$500,000 and over	0.00%	0.00%

  Class B. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). Class B shares are also subject to a shareholder servicing fee of 0.25%. The CDSC schedules are as follows:

Class B Shares CDSC Schedule
Redemption Within	CDSC
1 Year	5.00%
2 Years	4.00%
3 Years	3.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years	0.00%
8 Years	A Shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

To determine whether the CDSC applies to a redemption, a Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses. For Target Fund shareholders who receive Class B shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.

If you exchange Class B shares received in a reorganization for Class B shares of another Wells Fargo Advantage Fund, you will retain the CDSC schedules of your exchanged shares.

  Class C. If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, your Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class C shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares are also subject to a shareholder servicing fee of 0.25%. Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

  Administrator Class. Administrator Class shares are offered primarily for direct investment by certain institutions. Administrator Class shares may also be offered through certain financial intermediaries. Administrator Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. They are subject to a shareholder servicing fee of 0.25%.

  Institutional Class. Institutional Class shares are offered primarily for direct investment by certain institutions. Institutional Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge, 12b-1 fee or shareholder servicing fee.

Reductions and Waivers of Sales Charges

Generally, more sales charge reductions or waivers for Class A shares are offered than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

CLASS A SHARES SALES CHARGE REDUCTIONS AND WAIVERS
You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.) Subject to the Funds' Short Term trading Policy, shareholders may not be able to exercise this provision for the first 30 days after your redemption.

  By signing a LETTER OF INTENT (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  RIGHTS OF ACCUMULATION (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

ACCOUNTS THAT CAN BE AGGREGATED
You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
RETIREMENT PLANS
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
OTHER ACCOUNTS
529 Plan accounts[1]		X
Accounts held through other brokerage accounts		X
1	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2	Effective January 1, 2009, Wells Fargo Advantage Funds no longer offers new, or accept purchases in existing, 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supersede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of:

    Wells Fargo Advantage Funds (including any predecessor funds);

    Wells Fargo & Company and its affiliates; and

    family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of:

    the Fund's transfer agent;

    broker-dealers who act as selling agents;

    family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and

    each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC WAIVERS

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  Waiver of the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70 1/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  Waiver of the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  Waiver of the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  Waiver of the Class C shares CDSC if the dealer of record waived its commission.

  Waiver of the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Purchase and Redemption Information

Shares of the Target and Acquiring Funds may be purchased and sold directly or through broker-dealers and other financial intermediaries who have entered into sales agreements with the Funds' principal underwriter. Additional information on how you can buy, redeem or exchange shares of each Fund is available for a Target Fund in the Fund's prospectus and SAI and, for an Acquiring Fund, in this prospectus/proxy statement and the Merger SAI. WFFD serves as the principal underwriter for the Funds.

The following tables set forth the minimum initial purchase amounts for each applicable class of shares of the Target and Acquiring Funds, respectively.

Wells Fargo Advantage Funds
Minimum Initial Purchase of Class A and Class C Shares
Regular Accounts	$1,000
Minimum Initial IRAs, IRA Rollovers and Roth IRAs	$250
UGMA/UTMA Accounts	$50
Employer Sponsored Retirement Plans	None

For Institutional Class and Administrator Class shares of the applicable Target and Acquiring Funds, share purchases made through a customer account at your financial intermediary follow that firm's terms. Financial intermediaries may require different minimum investment amounts with respect to both initial and additional purchases. Please consult an account representative from your financial intermediary for specifics. For information on how to purchase Administrator Class or Institutional Class shares directly, please consult the applicable Fund's prospectus and SAI.

Following completion of the Mergers, former Institutional Class shareholders of the Wells Fargo Advantage Growth Equity Fund will not need to meet the eligibility requirements applicable to the Administrator Class shares of the Wells Fargo Advantage Diversified Equity Fund received in the Merger. For additional information relating to the eligibility requirements, please see the applicable Acquiring Fund's prospectus.

For additional purchases of Class A and Class C shares, there is a minimum purchase amount of $100 for any share class of a Target or an Acquiring Fund with respect to regular, IRA, IRA rollovers and Roth IRA accounts. For additional purchases through UGMA/UTMA accounts, there is a minimum additional purchase amount of $50. There is no minimum with respect to additional purchases through employer sponsored retirement plans. Additional purchases of Institutional shares and Administrative shares follow the terms established by the financial intermediary through whom the shares were purchased.

The Funds reserve the right to refuse or cancel a purchase or exchange order for any reason. Additional information concerning purchases and redemptions of shares is contained in each Fund's prospectus and statement of additional information.

Exchange Privileges

Shares of the Wells Fargo Advantage Funds may be exchanged for shares of the same class of any other Wells Fargo Advantage Fund. No sales charge is imposed on an exchange. If you are making an initial investment into a fund through an exchange, you generally must exchange at least the minimum initial purchase amount for the new fund. An exchange is considered both a sale and a purchase of shares and may create a taxable event. Further information regarding the current exchange privileges, the requirements and limitations attendant thereto, and the tax implications are described in each Fund's prospectus and statement of additional information.

Small Accounts and Small Account Fee

Wells Fargo Advantage Funds reserves the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, Wells Fargo Advantage Funds will give you approximately 60 days to bring your account above the minimum investment amount.

Financial Intermediary Compensation

If you purchase a Target Fund or an Acquiring Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Fund Policies and Procedures

Short-Term Trading Policy

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Except as noted below for the Ultra Short-Term Income Fund, Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

Because the Ultra Short-Term Income Fund is often used for short-term investments, it is designed to accommodate more frequent purchases and redemptions than longer-term income fund. As a result, the Ultra Short-Term Income Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short-Term Income Fund or its shareholders. Although the policies adopted by the Ultra Short-Term Income Fund do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the Fund to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Dividend Policy

The Target and Acquiring Funds each distribute their investment company taxable income and their net realized gains with the frequency set forth in the table below.

Unless a shareholder chooses otherwise on the account application, all dividend, capital gain and other distribution payments made by a Fund will be reinvested in additional shares of the Fund. Alternatively, a shareholder may elect to receive all distributions in cash.

Another distribution option is: (i) to reinvest dividends and capital gains earned in one Fund into an existing account in another fund in the same share class and same registration automatically.

See each Fund's prospectus for further information concerning dividends and distributions.

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Wells Fargo Advantage Growth Equity Fund	Annually	Annually
Wells Fargo Advantage Diversified Equity Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Wells Fargo Advantage Large Cap Appreciation Fund	Annually	Annually
Wells Fargo Advantage Capital Growth Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Wells Fargo Advantage Stable Income Fund	Monthly	Annually
Wells Fargo Advantage Ultra Short-Term Income Fund	Daily/Monthly	Annually

Fund	Frequency of Net investment Income Distributions	Frequency of Net Realized Gains Distributions
Wells Fargo Advantage Aggressive Allocation Fund	Annually	Annually
Wells Fargo Advantage Growth Balanced Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Wells Fargo Advantage Strategic Income Fund	Daily/Monthly	Annually
Wells Fargo Advantage High Income Fund	Daily/Monthly	Annually

Pricing Fund Shares

The following describes how the Wells Fargo Advantage Funds price their shares.

See each Fund's prospectus and statement of additional information for further information about the pricing of shares.

The share price (net asset value per share or NAV) for the Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a share's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV of each share class is calculated separately. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. A Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the reported net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price is established but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

The Target and Acquiring Funds are series of the Trust. The Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. The Trust is organized as a Delaware statutory trust and is governed by its Amended and Restated Declaration of Trust (the "Declaration of Trust") and applicable state and federal law.

Capitalization

The beneficial interests in the Acquiring and Target Funds are represented by an unlimited number of transferable shares of beneficial interest. Each Fund's governing documents permit the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the shares of the same class of that Fund. Except as otherwise required by the 1940 Act or other applicable law, shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that the Trust or shareholders of the Trust is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the Trust may be subject to liability. To guard against this risk, the Declaration of Trust (a) provides that any written obligation of such Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations.

Shareholder Meeting and Voting Rights

The Trust is not required to hold annual meetings of shareholders and does not currently intend to hold regular shareholder meetings. Only when required under the 1940 Act, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holder(s) of at least 10% of the outstanding shares of the Trust. Any Trustee of the Trust may be removed at any meeting of shareholders by a vote of at least 2/3 of the outstanding shares as interpreted by the staff of the SEC.

The Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Cumulative voting is not permitted in the election of Trustees. Except when a larger quorum is required by applicable law, 33 1/3% of the issued and outstanding shares of the Target Fund entitled to vote constitutes a quorum for consideration of a matter. For each Fund, when a quorum is present a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

The Declaration of Trust of the Trust provides that each share is entitled to one vote, and each fractional share to a proportionate fraction of a vote.

Liquidation

In the event of the liquidation of the Acquiring or Target Funds, the shareholders would be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund and attributable to the class over the liabilities belonging to the Fund and attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

Under the Declaration of Trust for the Trust, all persons contracting with or having any claim against the Trust or a particular series shall look only to the assets of the Trust or such series, respectively, for payment under such contract or claim; and the Trustees shall not be personally liable therefor. No Trustee shall be liable to the Trust or to any shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Trustee in good faith on behalf of the Trust, a series or a class, and in a manner reasonably believed to be within the scope of authority conferred on such Trustee by this Declaration of Trust, except that a Trustee shall be liable for any loss, damage or claim incurred by reason of such Trustee's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Subject only to the express limitations in the 1940 Act, other applicable laws, and the Declaration of Trust, the Trust or the appropriate series shall indemnify each of its Trustees to the fullest extent permitted under the 1940 Act and other applicable laws. The Acquiring Trust may also advance money for such litigation provided that the Trustee undertakes to repay the relevant Acquiring Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Trust's Declaration of Trust and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust and Delaware law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

Shareholder Information

This prospectus/proxy statement is being sent to shareholders of your Target Fund in connection with the solicitation of proxies by the Trustees of the Target Trust, to be used at the Meeting to be held at 10:00 a.m., Pacific time, on  _________, 2010 at the offices of Wells Fargo Advantage Funds, 525 Market Street, San Francisco, California 94105, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about _________, 2010. Only shareholders of record as of the close of business on March 10, 2010 (the "Record Date") are entitled to notice, and to vote at the Meeting or any adjournment(s) thereof. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail, vote by telephone or the Internet, or attend the Meeting in person. (See the back of this prospectus/proxy statement for voting instructions.) If you wish to attend the Meeting in person, please call ______________ for instructions.

You can vote by returning your properly executed proxy card in the envelope provided. When you complete and sign your proxy card, the proxies named will vote on your behalf at the Meeting (or any adjournments thereof) as you have indicated. If you return a properly executed proxy card, but no choice is specified, your shares will be voted FOR approval of the Plan. If any other matters are properly presented at the Meeting for action, the persons named as proxies will vote in accordance with the views of management of the Target Fund. If any other matters about which the Target Fund did not have timely notice properly come before the Meeting, authorization is given to the proxy holders to vote in accordance with the views of management of the Target Fund. Abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of a vote against the Plan. Any proposal for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal. In certain circumstances in which the Target Fund has received sufficient votes to approve a matter being recommended for approval by the Board of Trustees, the Target Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the matter.

Shareholders may revoke a proxy prior to the Meeting by giving timely written notice of such revocation to the Target Trust at the address above, stating that the proxy is revoked, by submitting a subsequent proxy timely and in accordance with the methods prescribed by this prospectus/proxy statement, or by attending the Meeting and voting in person. Any shareholder who has returned a properly executed proxy card, including a broker who may hold shares on your behalf, has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person, by submitting a letter of revocation to the Trust prior to the date of the Meeting, by submitting a later dated and properly executed proxy card to the Trust prior to the date of the Meeting, or by telephone or Internet. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan.

Approval of each Merger required the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Target Fund. A vote of the majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of your Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of your Target Fund. The outcome of the vote for any Merger will not affect the outcome of the vote for any other proposal.

In voting on the Plan, all classes of the Target Fund will vote together as if they were a single class, and each share will be entitled to one vote, and each fractional share will be entitled to a proportionate fractional vote.

Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of Wells Fargo, its affiliates or other representatives of the Target Fund (who will not be paid for their soliciting activities). In addition, ____, the Fund's proxy solicitor, may make proxy solicitations and will receive compensation for seeking shareholder votes and answering shareholder questions in an amount estimated to be $____. That cost and other expenses of the Meeting and the Merger will be paid by Funds management or one of its affiliates.

In the event a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those proxies that they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the shares of a Target Fund represented at the Meeting, either in person or by proxy. Abstentions and broker non-votes will not be voted on a motion to adjourn.

A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for U.S. federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of the Acquiring Fund which they receive in the transaction at their then-current net asset value. Shares of the Target Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of the Target Fund may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

If the Target Fund shareholders do not vote to approve the Merger, the Board of Trustees of the Trust may consider other possible courses of action in the best interest of the Target Fund.

The votes of the shareholders of the Acquiring Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE ANNUAL MEETING OF SHAREHOLDERS TO BE HELD ON ___, 2010

You may obtain a copy of this prospectus/proxy statement, the accompanying Notice of Annual Meeting of Shareholders, the proxy card and the most recent Annual Report of your Target Fund without charge by visiting the Web site indicated on your proxy card.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Target Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

For each class of your Target Fund's shares entitled to vote at the meeting, the number of shares outstanding as of the Record Date was as follows:

Classes of Shares	Number of Shares Outstanding and Entitled to Vote
Wells Fargo Advantage Growth Equity Fund
Class A
Class B
Class C
Administrator Class
Institutional Class
All Classes

Classes of Shares	Number of Shares Outstanding and Entitled to Vote
Wells Fargo Advantage Large Cap Appreciation Fund
Class A
Class B
Class C
Administrator Class
Institutional Class
All Classes

Classes of Shares	Number of Shares Outstanding and Entitled to Vote
Wells Fargo Advantage Stable Income Fund
Class A
Class B
Class C
Administrator Class
All Classes

Classes of Shares	Number of Shares Outstanding and Entitled to Vote
Wells Fargo Advantage Aggressive Allocation Fund
Administrator Class
All Classes

Classes of Shares	Number of Shares Outstanding and Entitled to Vote
Wells Fargo Advantage Strategic Income Fund
Class A
Class B
Class C
All Classes

As of the Record Date, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund. Except as noted below in the table, to each Fund's knowledge, no persons owned of record 5% or more of any class of shares of the respective Fund. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote, including the vote to approve the Plan, and may be able to take action regarding the Fund without the consent or approval of the other shareholders.

Wells Fargo Advantage Growth Equity Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Large Cap Appreciation Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Stable Income Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Aggressive Allocation Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Strategic Income Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

FINANCIAL STATEMENTS

The Merger SAI incorporates by reference the following financial statements, including the financial highlights for the periods indicated therein and, with respect to audited financial statements, the reports of KPMG LLP, independent registered public accounting firm to both the Target Funds and Acquiring Funds, thereon. The Merger SAI includes unaudited pro forma financial statements.

Fund Name	Financial Statements as of	Audited or Unaudited
Wells Fargo Advantage Growth Equity Fund	09/30/2009	Audited
Wells Fargo Advantage Large Cap Appreciation Fund	09/30/2009	Audited
Wells Fargo Advantage Stable Income Fund	5/31/2009 11/30/2009[1]	Audited Unaudited
Wells Fargo Advantage Aggressive Allocation Fund	09/30/2009	Audited
Wells Fargo Advantage Strategic Income Fund	5/31/2009 11/30/2009[1]	Audited Unaudited
Wells Fargo Advantage Diversified Equity Fund	09/30/2009	Audited
Wells Fargo Advantage Capital Growth Fund	07/31/2009	Audited
Wells Fargo Advantage Ultra Short-Term Income Fund	05/31/2009 11/30/2009[1]	Audited Unaudited
Wells Fargo Advantage Growth Balanced Fund	09/30/2009	Audited
Wells Fargo Advantage High Income Fund	05/31/2009 11/30/2009[1]	Audited Unaudited
1	The unaudited financial highlights for the six-month period ended on the date indicated above are provided in Exhibit E.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Goodwin Procter LLP as counsel to the Acquiring Trust.

ADDITIONAL INFORMATION

Each Target Fund and Acquiring Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC.

These items can be inspected and copies may be obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 400, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

Certificated Shares

In connection with the Merger, all issued and outstanding shares of the Target Fund, including certificated shares, will be canceled. The Acquiring Fund will not issue certificates representing its shares in connection with the Merger, and any certificated shares you possess will be considered on deposit as book entry shares of the Acquiring Fund. After the Merger, the certificates themselves will have no monetary value and should be destroyed.

If you hold certificated shares, we ask you to destroy the certificates.

OTHER BUSINESS

The Trustees of your Target Fund do not intend to present any other business at the Meeting. If any other matters are properly presented at the Meeting for action by shareholders of a Target Fund, the persons named as proxies will vote in accordance with the views of management of the Target Fund.

THE TRUSTEES OF YOUR TARGET TRUST RECOMMEND APPROVAL OF THE PLAN WITH RESPECT TO YOUR FUND. ANY PROPERLY EXECUTED PROXY CARDS RECEIVED WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

____, 2010

Instructions for Executing Proxy Card/Voting Instructions Card

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION CORPORATE ACCOUNTS	VALID SIGNATURE
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe, Trustee
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) John B. Smith	John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Call the toll-free number on your proxy card.

VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the Web site indicated on your proxy card and follow the voting instructions.

The Internet and telephone voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Please note that, although there is no charge to you for voting by telephone or electronically through the Internet associated with this prospectus/proxy statement, there may be costs associated with electronic access, such as usage charges from Internet service providers and telephone companies, that must be borne by the shareholders.

Voting by telephone or Internet is generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about voting, please call [PROXY SOLICITOR], our proxy solicitor, at (800) ___ (toll free).

Exhibit A

Form of Agreement and Plan of Reorganization

WELLS FARGO FUNDS TRUST

WELLS FARGO VARIABLE TRUST

EVERGREEN EQUITY TRUST

EVERGREEN FIXED INCOME TRUST

EVERGREEN INTERNATIONAL TRUST

EVERGREEN MONEY MARKET TRUST

EVERGREEN MUNICIPAL TRUST

EVERGREEN SELECT EQUITY TRUST

EVERGREEN SELECT FIXED INCOME TRUST

EVERGREEN SELECT MONEY MARKET TRUST

EVERGREEN VARIABLE ANNUITY TRUST

"FORM OF"AGREEMENT AND PLAN OF REORGANIZATION

Dated as of __________________

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this February [__], 2010, by and among Wells Fargo Funds Trust and Wells Fargo Variable Trust (each a "WFA Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is an Acquiring Fund, as defined below, or a Target Fund, as defined below, each WFA Fund Trust, Acquiring Fund and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; Evergreen Equity Trust, Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Money Market Trust, Evergreen Municipal Trust, Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust (each an "Evergreen Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is a Target Fund, as defined below, each Evergreen Fund Trust and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; as to Section 18 of this Plan only, Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management"), the investment adviser to each series of each WFA Fund Trust; and as to Section 18 of this Plan only, Evergreen Investment Management Company, LLC ("EIMC"), the investment adviser to each series of each Evergreen Fund Trust;

WHEREAS, the WFA Fund Trusts and the Evergreen Fund Trusts are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, Wells Fargo Funds Management and EIMC are "affiliated persons" of each other under Section 2(a)(3)(C) of the 1940 Act due to their common ownership;

WHEREAS, the parties desire that each Acquiring Fund acquire all of the Assets of its Corresponding Target Fund, as defined below, in return for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Liabilities of the Corresponding Target Fund; and that such shares of the Acquiring Fund be distributed to the shareholders of the Corresponding Target Fund in connection with the liquidation and termination of the Corresponding Target Fund (each transaction between an Acquiring Fund and its Corresponding Target Fund, a "Reorganization");

WHEREAS, this Plan contemplates multiple Reorganizations but is intended to have effect in respect of each Reorganization as a separate agreement and plan of reorganization between an Acquiring Fund and one Corresponding Target Fund and is to be read and interpreted accordingly;

WHEREAS, each Acquiring Fund and each WFA Fund Trust acting for itself and on behalf of such Acquiring Fund, and each Target Fund and each Selling Fund Trust acting for itself and on behalf of such Target Fund, is acting separately from all of the other parties and their series, as applicable, and not jointly or jointly and severally with any other party;

WHEREAS, without limiting the foregoing, references in this Plan to "the WFA Fund Trust" and "the Selling Fund Trust" or otherwise to parties to this Plan shall be references only to the WFA Fund Trust or the Selling Fund Trust whose series are engaged in any specific Reorganization transaction; and

WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1. Definitions.

The following terms shall have the following meanings:

1933 Act	The Securities Act of 1933, as amended.
1934 Act	The Securities Exchange Act of 1934, as amended.
Acquiring Class	The class of shares of an Acquiring Fund that a WFA Fund Trust will issue to a Target Fund in respect of the Assets and Liabilities of the Target Fund attributable to the Corresponding Target Class, as set forth in Annex A.
Acquiring Fund	Each Fund listed in the column entitled "Acquiring Fund" in Annex A.
Acquiring Fund Financial Statements	The audited financial statements of an Acquiring Fund for its most recently completed fiscal year together with the unaudited financial statements of the Acquiring Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Active Reorganization	Each Reorganization set forth in the Active Reorganization Table on Annex A.
Annex A	Annex A to this Plan, as it may be amended from time to time.
Assets	All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables and receivables for shares sold) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund's books.
Assets List	A list of securities and other Assets of or attributable to a Fund as of the date provided.
Board	The Board of Trustees of a WFA Fund Trust or an Evergreen Fund Trust.
Closing Date	The closing date for each Reorganization listed in the column entitled "Closing Date" in Annex A or such other date as the parties may agree to in writing, including any postponements described in the definition of Valuation Time.
Corresponding Acquiring Class	The Acquiring Fund share class set forth opposite a Target Class in Annex A.
Corresponding Acquiring Fund	The Acquiring Fund set forth opposite a Target Fund in Annex A.
Corresponding Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Corresponding Target Fund	The Target Fund set forth opposite an Acquiring Fund in Annex A.
Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.
Fund	An Acquiring Fund or a Target Fund.
HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.
Liabilities	All liabilities of, or allocated or attributable to, a Fund, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or fixed, matured or unmatured. For clarity and without limitation, the Liabilities of a Target Fund of an Evergreen Fund Trust include all of its present or future obligations (or the obligations of any Evergreen Fund Trust relating to the Target Fund) under or in respect of deferred compensation and as to indemnification (including without limitation with respect to any action, suit, or proceeding, whether or not currently pending or threatened).
Material Agreements	The agreements set forth in Schedule A, as it may be amended from time to time.
Reorganization Documents	With respect to an Acquiring Fund, such bills of sale, assignments, and other instruments of transfer as the WFA Fund Trust in question reasonably deems necessary or desirable to effect any Corresponding Target Fund's transfer of all of its rights and title to and interest in its Assets to the Acquiring Fund. With respect to a Target Fund, such instruments of assumption, instruments of transfer, and other documents as the Selling Fund Trust in question reasonably deems necessary or desirable to effect the Corresponding Acquiring Fund's assumption of all of the Target Fund's Liabilities.
Schedule A	Schedule A to this Plan, as it may be amended from time to time.
Selling Fund Trust	Each WFA Fund Trust and Evergreen Fund Trust that has a Target Fund as a series.
Shell Acquiring Fund	Each Acquiring Fund set forth in the "Shell Reorganization Table" in Annex A.
Shell Reorganization	Each Reorganization set forth in the Shell Reorganization Table in Annex A.
Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Target Fund	Each Fund listed in the column entitled "Target Fund" in Annex A.
Target Fund Financial Statements	The audited financial statements of a Target Fund for its most recently completed fiscal year together with the unaudited financial statements of the Target Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Valuation Time	With respect to each Reorganization, the last time on the Closing Date, or such other time and date as the parties may agree to in writing, when a WFA Fund Trust determines the net asset value of the shares of the Acquiring Fund as set forth in the Acquiring Fund's registration statement on Form N-1A. In the event the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund shall be closed to trading, or trading thereon shall be restricted or trading or the reporting of trading on the New York Stock Exchange or other primary trading market shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or any Target Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored. In such event, the Effective Time shall automatically be postponed so that it occurs on the first business day after the Valuation Time.

2. Regulatory Filings. For each Reorganization, the WFA Fund Trust whose series is the Acquiring Fund shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities in connection with the Reorganization, and each Selling Fund Trust whose series is a Corresponding Target Fund shall assist the WFA Fund Trust in preparing any such required filings.

3. Transfer of Target Fund Assets. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to its Corresponding Acquiring Fund. The Target Fund may sell any investment on the Assets List prior to the Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify its Corresponding Acquiring Fund of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Corresponding Acquiring Fund will advise the Target Fund in writing of any investments shown on the Assets List that the Corresponding Acquiring Fund has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Corresponding Acquiring Fund.

(b) The Selling Fund Trust shall assign, transfer, deliver and convey the Target Fund's Assets to its Corresponding Acquiring Fund at the Reorganization's Effective Time. In exchange for the transfer of the Assets, the Corresponding Acquiring Fund shall simultaneously assume the Target Fund's Liabilities and issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Corresponding Acquiring Fund shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of Liabilities attributable to its Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Corresponding Acquiring Fund shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Liabilities of the Corresponding Target Class. The Corresponding Acquiring Fund shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets shall become and be Assets of its Corresponding Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Corresponding Acquiring Fund, and be enforceable against the Corresponding Acquiring Fund to the same extent as if initially incurred by the Corresponding Acquiring Fund.

(c) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, as of the Valuation Time in accordance with the applicable WFA Fund Trust's current valuation procedures as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. For money market funds, the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, will be calculated using the amortized cost valuation procedures approved by the Board of Trustees of WFA Fund Trust, as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(d) The Selling Fund Trust shall cause its custodian to transfer the Target Fund's Assets with good and marketable title to the account of its Corresponding Acquiring Fund. The Selling Fund Trust shall also cause its custodian to transfer all cash in the form of immediately available funds. In addition, the Selling Fund Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund's account at the Effective Time to the Acquiring Fund's account at the earliest practicable date thereafter.

4. Liquidation and Termination of Target Funds, Registration of Shares and Access to Records. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) At or as soon as is reasonably practical after the Effective Time, the Selling Fund Trust shall distribute to shareholders of record of each Target Class the shares of beneficial interest of its Corresponding Acquiring Class pro rata on the basis of the shares of the Target Class owned by such shareholders. Each shareholder also shall have the right to receive, at or as soon as practicable after the Effective Time, any unpaid dividends or other distributions that the Selling Fund Trust may have declared with respect to the Target Class shares. The WFA Fund Trust shall record on its books the ownership by the Target Fund shareholders of the Corresponding Acquiring Fund shares. The WFA Fund Trusts do not issue certificates representing the Acquiring Fund shares, and shall not be responsible for issuing certificates to shareholders of the Target Funds. The Selling Fund Trust shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to dissolve, liquidate and terminate the Target Fund and the Selling Fund Trust (to the extent it is an Evergreen Fund Trust) in accordance with applicable law and regulations and its Declaration of Trust and By-Laws, as soon as is reasonably practicable after the Effective Time.

(b) At and after the Closing Date, the Selling Fund Trust, with respect to the Target Fund, shall provide the applicable WFA Fund Trust, with respect to the Corresponding Acquiring Fund, and its transfer agent with immediate access to: (i) all of its records containing the names, addresses and taxpayer identification numbers of all of the Target Fund's shareholders and the number and percentage ownership of the outstanding shares of the Target Class owned by each shareholder immediately prior to the Effective Time; and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) in the possession or control of the Selling Fund Trust relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Any payments made to service providers in connection with such direction shall be borne by both Wells Fargo Funds Management and EIMC pursuant to Section 18 of this Plan. As soon as practicable following the Reorganization, the Selling Fund Trust shall deliver all books and records with respect to the Target Fund in its possession or control, including books and records showing the ownership of all of the issued and outstanding shares of each Target Class, to the WFA Fund Trust, and the WFA Fund Trust shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5. Representations, Warranties and Agreements of a Selling Fund Trust. Each Selling Fund Trust, for itself and with respect to each of its series that is a Target Fund, separately and not jointly, represents and warrants to, and agrees with, the applicable WFA Fund Trust in any Reorganization involving such Target Fund, as follows:

(a) The Selling Fund Trust is a statutory trust, duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the Selling Fund Trust duly established and designated the Target Fund as a series of the Selling Fund Trust and each Target Class as a class of the Target Fund. The Selling Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The Selling Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the Selling Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the Selling Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the Selling Fund Trust with respect to the Target Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the Selling Fund Trust, the Declaration of Trust or By-Laws of the Selling Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the Selling Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Target Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue so to qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) The Selling Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Target Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there outstanding any securities convertible into Target Fund shares.

(f) The Selling Fund Trust with respect to the Target Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The Selling Fund Trust with respect to the Target Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Target Fund, except as has been disclosed to its Corresponding Acquiring Fund.

(g) Except as otherwise provided herein, the Selling Fund Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Target Fund's Board prior to the date of this Plan or otherwise in the ordinary course of business, (ii) the declaration and payment of any other dividends and distributions deemed advisable by the Target Fund after consultation with its Corresponding Acquiring Fund in anticipation of the Reorganization, including the declaration and payment of dividends necessary to avoid a fund-level tax for the taxable year ending on the Closing Date and, as applicable, any prior taxable year in respect of which such Target Fund is eligible as of the Closing Date to declare a "spillback" dividend under Section 855 of the Code, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization (and obtaining such additional "run off" insurance coverage as the Selling Fund Trust's Board may approve, and selling assets for purposes of recognizing taxable gains to offset tax-loss carryforwards).

(h) At the Effective Time, the Selling Fund Trust with respect to the Target Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

(i) The Target Fund Financial Statements fairly present the financial position of the Target Fund as of the date indicated. The Target Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the Selling Fund Trust, except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Target Fund Financial Statements; and 2) Liabilities incurred in the ordinary course of business subsequent to the Target Fund Financial Statements. The Target Fund does not have any Liabilities to any service provider of the Selling Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Acquiring Fund: (i) the Selling Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund; and (ii) the Selling Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Target Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements other than an Evergreen Fund Trust's Agreement and Declaration of Trust and By-Laws, each as amended, that are material to the Target Fund's business and to which the Selling Fund Trust is party or by which it is bound, in each case, in respect of the Target Fund, are listed on Schedule A. Except as has been disclosed to its Corresponding Acquiring Fund, no material default has occurred and is continuing in respect of the Target Fund under any such contract or agreement.

(m) The Selling Fund Trust has timely filed all tax returns in respect of the Target Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns, and made available to its Corresponding Acquiring Fund all of the Target Fund's previously filed tax returns. To the knowledge of the Selling Fund Trust, no such tax return has been or is currently under audit, and no assessment has been asserted with respect to any return. The Selling Fund Trust will file all of the Target Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Target Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information, each as supplemented, of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. The registration statement on Form N-1A of the Target Fund, as of the date such registration statement became effective under the 1933 Act, conformed in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) Any information provided in writing by the Selling Fund Trust in respect of the Target Fund or by the Target Fund for use, to the extent applicable, in a WFA Fund Trust's registration statement on Form N-14 relating to the Reorganization (the "Registration Statement"), does not, and from the date provided through and until the date of the shareholder meeting will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q) The Target Fund shall issue and deliver or cause its custodian to issue and deliver to the Secretary of the WFA Fund Trust a certificate identifying the Assets of the Target Fund held by it as of the Valuation Time.

(r) Subject to the provisions of this Plan, the Target Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

6. Representations, Warranties and Agreements of a WFA Fund Trust. Each WFA Fund Trust, for itself and with respect to each of its series that is an Acquiring Fund, separately and not jointly, represents and warrants to, and agrees with the applicable Selling Fund Trust in any Reorganization involving such Acquiring Fund, as follows:

(a) The WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the WFA Fund Trust duly established and designated the Acquiring Fund as a series of the WFA Fund Trust and each Acquiring Class as a class of the Acquiring Fund. The WFA Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The WFA Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and as described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the WFA Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the WFA Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the WFA Fund Trust with respect to the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the WFA Fund Trust, the Declaration of Trust or By-Laws of the WFA Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the WFA Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Acquiring Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) If the Reorganization is a Shell Reorganization, the applicable Acquiring Fund shall have no Assets or Liabilities as of the Closing Date, and there shall be no issued and outstanding shares of such Acquiring Fund prior to or at the Closing Date, other than those acquired, assumed or issued in order to facilitate the commencement of the operations of such Acquiring Fund.

(f) The WFA Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Acquiring Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. Before the Closing Date, the WFA Fund Trust shall have duly authorized the shares of the Acquiring Fund to be issued and delivered to the Target Fund as of the Effective Time. When issued and delivered, the shares of the Acquiring Fund shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there outstanding any securities convertible into Acquiring Fund shares.

(g) The WFA Fund Trust with respect to the Acquiring Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The WFA Fund Trust with respect to the Acquiring Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund, except as has been disclosed to its Corresponding Target Fund.

(h) Except as otherwise provided herein, the WFA Fund Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Acquiring Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of such Acquiring Fund and its Corresponding Target Fund in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization.

(i) The Acquiring Fund Financial Statements fairly present the financial position of the Acquiring Fund as of the date indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the WFA Fund Trust, except as has been disclosed to its Corresponding Target Fund, the Acquiring Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Acquiring Fund Financial Statements, and 2) Liabilities incurred in the ordinary course of business subsequent to the Acquiring Fund Financial Statements. The Acquiring Fund does not have any Liabilities to any service provider of the WFA Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Target Fund, (i) the WFA Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund; and (ii) the WFA Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither the WFA Fund Trust in respect of the Acquiring Fund, nor to its knowledge, any investment adviser or principal underwriter of the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Acquiring Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements that are material to the Acquiring Fund's business are listed on Schedule A. Except as has been disclosed to its Corresponding Target Fund, no material default has occurred and is continuing in respect of the Acquiring Fund under any such contract or agreement.

(m) The WFA Fund Trust has timely filed all tax returns in respect of the Acquiring Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns and has made available to the Corresponding Target Fund all of the Acquiring Fund's previously filed tax returns. To the knowledge of the WFA Fund Trust, no such return is currently under audit and no assessment has been asserted with respect to any return. The WFA Fund Trust will file all of the Acquiring Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Acquiring Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information and registration statement on Form N-1A of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) To the extent applicable, as of the effective date of the WFA Fund Trust's Registration Statement, the date of the meeting of shareholders of the Target Fund relating to the Reorganization, and the Closing Date, the Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") which forms a part of the Registration Statement and the Registration Statement insofar as it relates to the applicable WFA Fund Trust in respect to the Acquiring Fund or the Acquiring Fund itself, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Target Fund to the Acquiring Fund in writing for use in the Registration Statement or the Prospectus/Proxy Statement.

(q) On the Closing Date, the Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Selling Fund Trust a confirmation evidencing that the shares of the Acquiring Fund to be credited on the Closing Date have been credited to the Corresponding Target Fund's account on the books of the Acquiring Fund.

(r) Subject to the provisions of this Plan, the WFA Fund Trust shall cause the Acquiring Fund to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

(s) Each Acquiring Fund Trust, on behalf of each Acquiring Fund, agrees that any information regarding the Corresponding Target Fund that is known, or reasonably should be known, by any of the Selling Fund Trust or the Selling Fund Trust's investment adviser or any one or more of their officers, employees or affiliates shall be deemed to have been disclosed to the Acquiring Fund prior to the date of this Plan or the Valuation Time, whichever is earlier.

7. Conditions to a Target Fund's Obligations. The obligations of the Selling Fund Trust with respect to each of its series that is a Target Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Sections 7(o), 7(p) and 7(q) are conditions precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the Selling Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Trustees of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act). The WFA Fund Trust shall have duly executed and delivered to the Target Fund its Corresponding Acquiring Fund's Reorganization Documents.

(c) All representations and warranties of the WFA Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The WFA Fund Trust shall have delivered to the Selling Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the WFA Fund Trust in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; 2) that the Target Fund's Assets are consistent with its Corresponding Acquiring Fund's investment objectives, policies and restrictions and that the Target Fund's Assets may be lawfully acquired by its Corresponding Acquiring Fund and the Target Fund's Liabilities may be lawfully assumed by its Corresponding Acquiring Fund; and 3) that the WFA Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan in respect of the Acquiring Fund.

(e) The Selling Fund Trust shall have received an opinion of Goodwin Procter LLP, or Richards, Layton & Finger, P.A., as counsel to the WFA Fund Trust, in form and substance reasonably satisfactory to the Selling Fund Trust and dated as of the Closing Date, addressed to the Selling Fund Trust, with respect to the Target Fund, to the effect that:

(1) the WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all its properties and to carry on its business all as described in its governing instrument and the Registration Statement, and is an open-end, management investment company registered under the 1940 Act;

(2) the Acquiring Fund has been duly established as a separate series of shares of beneficial interest of the WFA Fund Trust;

(3) each Acquiring Class has been duly established as a separate class of shares of beneficial interest of the Acquiring Fund;

(4) the WFA Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable beneficial interests in the Acquiring Fund, subject to any required payments of shareholders, if any, set forth in the applicable trust agreement, and under the governing instruments of WFA Fund Trust, no shareholder of the Acquiring Fund has any preemptive right or similar rights in respect thereof;

(6) this Plan has been duly authorized, executed and delivered by the WFA Fund Trust with respect to the Acquiring Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the WFA Fund Trust or any Material Agreement or any law, rule or regulation to which the WFA Fund Trust is a party or by which it is bound;

(7) if applicable, the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued by the SEC and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act;

(8) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the Reorganization, or for the execution and delivery of the WFA Fund Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws; and

(9) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Target Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to the Selling Fund Trust) of officers or trustees of the WFA Fund Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) The Selling Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Target Fund and its shareholders may rely based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and Selling Fund Trust, and in a form reasonably satisfactory to the Selling Fund Trust substantially to the effect that , on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) The WFA Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Selling Fund Trust shall have received from the WFA Fund Trust a duly executed instrument reasonably acceptable to it whereby the Acquiring Fund assumes its Corresponding Target Fund's Liabilities.

(k) Wells Fargo Funds Management, EIMC and the Board of Trustees of each WFA Fund Trust and each Evergreen Fund Trust (collectively, the "Addressees") shall have received a letter dated as of the effective date of the Registration Statement, if applicable, from KPMG LLP ("KPMG") addressed to the Addressees with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 7(k) for the Target Fund and the Acquiring Fund.

(l) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The determination whether the pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(o) In connection with its evaluation of qualified candidates and its independent determination to nominate Michael S. Scofield and K. Dun Gifford to the Board of each WFA Fund Trust and Wells Fargo Master Trust ("WFA Master Trust"), the Board of each WFA Fund Trust and WFA Master Trust shall have taken all action necessary or appropriate to appoint and constitute such nominees duly appointed members of the Board of each trust, their service as such to become effective at the Effective Time of any Reorganization with a closing date of July 9, 2010 as listed in Annex A. Simultaneously with the effectiveness of his appointment as a member of the Board of a WFA Fund Trust or WFA Master Trust, each of Messrs. Scofield and Gifford shall resign his service as a member of the Board of all Evergreen Fund Trusts that are open-end management investment companies.

(p) The Advisory Committee of the Trustees of the Legacy Evergreen Funds shall have been duly established in accordance with its Charter and the related letter agreement of Wells Fargo Funds Management providing, among other things, for Wells Fargo Funds Management to compensate Advisory Committee members shall be in full force and effect.

(q) [Arrangements reasonably satisfactory to the Board of the Selling Fund Trust shall have been implemented in respect of insurance; deferred compensation; indemnity; pending or threatened litigation, actions, claims, or proceedings of any kind in respect of any of the Evergreen Funds or any of their Trustees or officers; and such other matters as the Board may reasonably determine.]

8. Conditions to an Acquiring Fund's Obligations. The obligations of each WFA Fund Trust with respect to each of its series that is an Acquiring Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Section 8(e) is a condition precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the WFA Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act). The Selling Fund Trust shall have duly executed and delivered to the Acquiring Fund its Corresponding Target Fund's Reorganization Documents.

(c) All representations and warranties of the Selling Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The Selling Fund Trust shall have delivered to the WFA Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the Selling Fund Trust in this Plan that are by their terms qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; and 2) that the Selling Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan.

(e) The WFA Fund Trust shall have received an opinion of Ropes & Gray LLP or Richards, Layton & Finger, P.A., as counsel to the Evergreen Fund Trust, in form and substance reasonably satisfactory to the WFA Fund Trust and dated as of the Closing Date, addressed to the WFA Fund Trust, with respect to the Acquiring Fund, substantially to the effect that:

(1) the Evergreen Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all of its properties and to carry on its business all as described in its governing instrument and its registration statement on Form N-1A as currently in effect, and is an open-end, management investment company registered under the 1940 Act;

(2) the Target Fund has been duly established as a separate series of shares of beneficial interest of the Evergreen Fund Trust;

(3) each Target Class has been duly established as a separate class of shares of beneficial interest of the Target Fund;

(4) the Evergreen Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) this Plan has been duly authorized, executed and delivered by the Evergreen Fund Trust with respect to the Target Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the Evergreen Fund Trust or any Material Agreement or any law, rule or regulation to which the Evergreen Fund Trust is a party or by which it is bound;

(6) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Evergreen Fund Trust of the Reorganization, or for the execution and delivery of the Evergreen Fund Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, or the HSR Act; and

(7) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Acquiring Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Evergreen Fund Trust, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to the WFA Fund Trust) of officers or directors/trustees of the Evergreen Fund Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) The WFA Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Acquiring Fund and its shareholders may rely, based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and the Selling Fund Trust and in a form reasonably satisfactory to the WFA Fund Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC has not issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) The Selling Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 8(j) for the Target Fund and the Acquiring Fund.

(k) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures  reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The determination whether the pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(l) Except to the extent prohibited by law, and unless, in the opinion of Proskauer Rose LLP, a Target Fund's Reorganization constitutes a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code prior to the Valuation Time, each Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders, with respect to taxable periods or years ending on or before the Effective Time for which the Target Fund is eligible to take a deduction for dividends paid, all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts constituting the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(o) The Selling Fund Trust shall have delivered to the WFA Fund Trust, or shall have made provision for delivery as promptly as practicable after the Effective Time of, a statement, accurate and complete in all material respects, of (i) Assets of the Target Fund, showing the tax basis of such Assets for federal income tax purposes by lot and the holding periods of such Assets for such purposes, as of the Valuation Time; (ii) the capital loss carryforwards for each Target Fund for federal income tax purposes and the taxable year(s) of the Target Fund (or its predecessors) in which such capital losses were recognized; (iii) any limitations on the use of such losses imposed under Section 382 of the Code (determined without regard to the transactions contemplated by this Plan); (iv) any unrealized gain or loss in such Assets (as determined as of the Valuation Time) for federal income tax purposes; (v) the tax books and records of each Target Fund for preparing any tax returns required by law to be filed after the Closing Date; and (vi) such other tax information reasonably requested by the WFA Fund Trust.

9. Tax Matters. Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10. Survival of Representations and Warranties. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

11. Termination of Plan. The Board of either a Selling Fund Trust or a WFA Fund Trust, as the case may be, may terminate this Plan with respect to any Reorganization, by majority vote, upon notice to the other party, if: (i) the conditions precedent set forth in Sections 7 or 8, as the case may be, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to such Board that such conditions precedent will not be satisfied on the Closing Date; or (iii) it determines that the consummation of the Reorganization is not in the best interests of the shareholders of any of its participating Funds. The termination of this Plan with respect to any Reorganization shall not affect the continued effectiveness of this Plan with respect to any other Reorganization. No Trust or Fund or any Trustee, officer, or agent thereof shall incur any liability or other obligation, by way of damages or otherwise, for any determination by its Board not to consummate any Reorganization for any reason or for any breach of any provision of this Agreement that results in such Reorganization's not being consummated.

12. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

13. Amendments. The parties may, by written agreement, amend this Plan or any annex or schedule to this Plan with respect to any Reorganization at any time, including, with respect to any Target Fund whose shareholders are being asked to approve the Reorganization, before or after such Target Fund's shareholders approve of the Reorganization. After a Target Fund's shareholders approve a Reorganization; provided, however, that, after approval of this Plan by shareholders of the Target Fund, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Target Fund's shareholders with respect to that Reorganization. This section shall not preclude the parties from changing the Valuation Time, Closing Date or the Effective Time of a Reorganization.

14. Waivers. At any time prior to the Closing Date, a WFA Fund Trust or a Selling Fund Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it herein or (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Each of a WFA Fund Trust and a Selling Fund Trust agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

15. Limitation on Liabilities. The obligations of a WFA Fund Trust or a Selling Fund Trust shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of the WFA Fund Trust or the Selling Fund Trust personally, but shall bind only the Assets and property of the particular Fund, in respect of which the obligations arise. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Fund or the Target Fund, as appropriate.

Each of the parties hereby acknowledges that use of this form of agreement, governing multiple Reorganizations by various Funds, is for ease of administration only, and it is hereby acknowledged and agreed that by executing this Plan each WFA Fund Trust and each Selling Fund Trust shall be deemed to have entered into and executed a separate agreement with respect to each of its Funds separately with the other Fund(s) (and only such other Fund(s)) with which this Plan contemplates it will enter into a Reorganization, Wells Fargo Funds Management, and EIMC, each such agreement containing terms and provisions identical to those contained in this Plan, and without reference to any other entity. Notwithstanding any other provision of this Plan, each Reorganization shall for all purposes be and be deemed to be entered into between the entities named on Annex A as parties to such Reorganization, Wells Fargo Funds Management, and EIMC, and no other person or entity, whether listed on Annex A or not, shall have any obligation or incur any liability in respect of such Reorganization. For clarity and without limiting the foregoing, where a series of shares of a Trust is a party to a Reorganization, the obligations under this Plan of such series (or of the Trust with respect to such series) in respect of such Reorganization shall be those of such series alone, and shall not be obligations of or binding on (or satisfied out of the assets of) the Trust generally or any other series of the Trust.

16. Indemnification. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund agrees to indemnify and hold harmless each of the Corresponding Target Funds of an Evergreen Fund Trust, the trustees of the Evergreen Fund Trust of which it is a series, and the officers and agents of such Evergreen Fund Trust (each, an "Indemnified Party" and collectively, the "Indemnified Parties") against any and all losses, claims, damages, liabilities, and reasonable expenses at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus/Proxy Statement, the Acquiring Fund's prospectus or statement of additional information, or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact required to be stated therein or necessary to make the statements therein not misleading, including without limitation any amounts paid by any one or more of the Indemnified Parties in a compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding made with the consent of Acquiring Fund, such consent not to be unreasonably withheld; unless such statement or omission was made based on and in accordance with information furnished by the Indemnified Party in respect of a Target Fund in writing (including by any electronic communication) for use in the Registration Statement. An Indemnified Party will notify the Acquiring Fund in writing within thirty days after the receipt by such Indemnified Party of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 16. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund shall be entitled to participate at its own expense in the defense of any action, suit, or other proceeding covered by this Section 16, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties in question the defense of any such action, suit, or other proceeding, and, if the WFA Fund Trust with respect to the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such action, suit, or other proceeding at their own expense (except as provided below in this paragraph). Notwithstanding the foregoing, counsel selected by an Indemnified Party shall conduct the defense of the such Indemnified Party to the extent reasonably determined by such counsel to be necessary to protect the interests of the Indemnified Party, and the WFA Fund Trust shall indemnify the Indemnified Party for the expenses of such defense, if (1) the Indemnified Party reasonably determines that there may be a conflict between the positions of the Indemnified Party and the positions of any other Indemnified Party or other parties to the action, suit or other proceeding that are indemnified by the WFA Fund Trust or any of its affiliates and not represented by separate counsel, or the Indemnified Party otherwise reasonably concludes that representation of both the Indemnified Party and any such other Indemnified Parties or other parties by the same counsel would not be appropriate, or (2) the action, suit or proceeding involves the Indemnified Party, but not the WFA Fund Trust nor any such other Indemnified Party or other party who is indemnified by the WFA Fund Trust or any of its affiliates, and the Indemnified Party reasonably withholds consent to being represented by counsel selected by the WFA Fund Trust. If the WFA Fund Trust shall not have elected to assume the defense of any such action, suit or proceeding for an Indemnified Party within thirty days after receiving written notice thereof from the Indemnified Party, the WFA Fund Trust shall be deemed to have waived any right it might otherwise have to assume such defense.

Each WFA Fund Trust's obligation with respect to any of its series that is an Acquiring Fund under this Section 16 to indemnify and hold harmless the Indemnified Parties constitutes a guarantee of payment so that the WFA Fund Trust with respect to that Acquiring Fund will pay in the first instance any losses, claims, damages, liabilities, and reasonable expenses required to be paid by it under this Section 16 without the necessity of the Indemnified Parties' first paying the same. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund will promptly pay all expenses, including without limitation accountants' and counsel fees, incurred by an Indemnified Party from time to time in the defense or investigation of any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, upon demand by such Indemnified Party in advance of the final disposition of any such action, suit, or other proceeding; provided that the Indemnified Party shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this Section 16. The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this Section 16, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the SEC, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

Notwithstanding the foregoing, nothing contained within this section or elsewhere in this Plan shall permit the payment of any indemnification of any Indemnified Party in respect of any matter as to which (and then only to the extent that) such Indemnified Party shall have been finally adjudicated in such action, suit, or other proceeding (such adjudication not being subject to appeal) to be liable to the Evergreen Fund in question or its shareholders by reason of such Indemnified Party's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Indemnified Party's office.

17. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be sent by a reputable overnight express carrier, or by registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given notice:

For each Evergreen Fund Trust with respect to any Target Fund of an Evergreen Fund Trust:

Evergreen Investment Management Company
200 Berkeley Street,
Boston, Massachusetts 02116
Attn.: Legal Department

With a copy (which will not constitute notice) sent at the same time and by the same means to:

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624
Attention: Timothy W. Diggins

For each WFA Fund Trust with respect to any Acquiring Fund and any Target Fund of a WFA Fund Trust:

Karla M. Rabusch, President
Wells Fargo Funds Trust
Wells Fargo Variable Trust
525 Market Street, 12th Floor
San Francisco, CA 94105

With a copy (which will not constitute notice) sent at the same time and by the same means to:

C. David Messman, Secretary
Wells Fargo Funds Trust
Wells Fargo Variable Trust
45 Fremont Street, 26th Floor
San Francisco, CA 94105

18. Expenses. EIMC and Wells Fargo Funds Management hereby agree, jointly and severally, to bear all expenses incurred by any party hereto that are not otherwise borne by an affiliated person of EIMC or Wells Fargo Funds Management (which affiliated persons do not include any Fund of a WFA Fund Trust or an Evergreen Fund Trust) in connection with the Reorganization and with this Plan (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization), whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

19. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST
for themselves and with respect to the Acquiring Funds and the Target Funds that are their series as listed in Annex A:

ATTEST:

By:
Name: C. David Messman
Title: Secretary

By:
Name: Karla M. Rabusch
Title: President

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

EVERGREEN FUND TRUST,
EVERGREEN EQUITY TRUST
EVERGREEN FIXED INCOME TRUST
EVERGREEN INTERNATIONAL TRUST
EVERGREEN MONEY MARKET TRUST
EVERGREEN MUNICIPAL TRUST
EVERGREEN SELECT EQUITY TRUST
EVERGREEN SELECT FIXED INCOME TRUST
EVERGREEN SELECT MONEY MARKET TRUST
EVERGREEN VARIABLE ANNUITY TRUST
for themselves and with respect to the Target Funds that are their series as listed in Annex A:

ATTEST:

By:
Name:                         Name:
Title: Secretary             Title: President

WELLS FARGO FUNDS MANAGEMENT, LLC (a party to this Plan as to Section 18 only)

ATTEST:

By:
Name: C. David Messman
Title: Secretary

By:
Name: Andrew Owen
Title: Senior Vice President

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
(a party to this Plan as to Section 18 only)

ATTEST:

By:
Name:                      Name:
Title: Secretary          Title: Vice President

ANNEX A

ACTIVE REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Fundamental Mid Cap Value Fund Class A Class B Class C Class I	Mid Cap Disciplined Fund (to be renamed Special Mid Cap Value Fund) Class A Class A Class C Institutional Class	July 16, 2010
Evergreen Mid Cap Growth Fund Class A Class B Class C Class I	Mid Cap Growth Fund Class A Class B Class C Institutional Class	July 16, 2010
Evergreen International Equity Fund Class A Class B Class C Class I Class R	International Core Fund (to be renamed International Equity Fund) Class A Class B Class C Institutional Class (new class) Class R (new class)	July 16, 2010
Evergreen Short-Intermediate Municipal Bond Fund Class A Class B Class C Class I	Short-Term Municipal Bond Fund Class A Class A Class C Class A	July 9, 2010
Evergreen Intermediate Municipal Bond Fund Class A Class B Class C Class I Class IS	Intermediate Tax/AMT-Free Fund Class A Class A Class C Administrator Class Class A	July 9, 2010
Evergreen High Income Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen California Municipal Bond Fund Class A Class B Class C Class I	California Tax-Free Fund Class A Class B Class C Administrator Class	July 9, 2010
WFA Strategic Income Fund Class A Class B Class C	High Income Fund Class A Class B Class C	July 9, 2010
Evergreen Core Plus Bond Fund Class A Class B Class C Class I	Income Plus Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen U.S. Government Fund Class A Class B Class C Class I	Government Securities Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Money Market Fund Class A Class I Class S	Municipal Money Market Fund Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Institutional 100% Treasury Money Market Fund Institutional Class Institutional Service Class	100% Treasury Money Market Fund Administrator Class (new class) Service Class	July 9, 2010
Evergreen Treasury Money Market Fund Class A Class I Class S	Treasury Plus Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010
Evergreen Institutional Treasury Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Treasury Plus Money Market Fund Institutional Class Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen U.S. Government Money Market Fund Class A Class S	Government Money Market Fund Class A Sweep Class (new class)	July 9, 2010
Evergreen Institutional U.S. Government Money Market Fund Institutional Class Institutional Service Class Investor Class Participant Class	Government Money Market Fund Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen Prime Cash Management Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Institutional Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Money Market Fund Class A Class B Class C Class I Class S	Money Market Fund Class A Class B Class C (new class) Service Class (new class) Daily Class (new class)	July 9, 2010
WFA Overland Express Sweep Unnamed Class	Money Market Fund Daily Class (new class)	July 9, 2010
Evergreen VA Core Bond Fund Class 1 (will be liquidated) Class 2	VT Total Return Bond Fund N/A Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Special Values Fund Class 1 Class 2	VT Small/Mid Cap Value Fund (to be renamed VT Small Cap Value Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Growth Fund Class 1 Class 2	VT Small Cap Growth Fund Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA International Equity Fund Class 1 Class 2	VT International Core Fund (to be renamed VT International Equity Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
WFA Diversified Bond Fund Administrator Class	Total Return Bond Fund Administrator Class	July 9, 2010
WFA Aggressive Allocation Fund Administrator Class	Growth Balanced Fund Administrator Class	July 16, 2010
WFA Growth Equity Fund Class A Class B Class C Administrator Class Institutional Class	Diversified Equity Fund Class A Class B Class C Administrator Class Administrator Class	July 16, 2010
WFA Large Cap Appreciation Fund Class A Class B Class C Administrator Class Institutional Class	Capital Growth Fund Class A Class A Class C Administrator Class Institutional Class	July 16, 2010
WFA Stable Income Fund Class A Class B Class C Administrator Class	Ultra Short-Term Income Fund Class A Class A Class C Administrator Class	July 9, 2010
Evergreen California Municipal Money Market Fund Class A Class I Class S	California Municipal Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010

SHELL REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Equity Income Fund Class A Class B Class C Class I Class R	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
WFA Specialized Financial Services Fund Class A Class B Class C	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class)	July 16, 2010
Evergreen Disciplined Value Fund Class A Class B Class C Class I	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Equity Income Fund Class A Class B Class C Administrator Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA U.S. Value Fund Class A Class B Class C Administrator Class Investor Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class)	July 16, 2010
Evergreen Golden Large Cap Core Fund Class A Class B Class C Class I	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Core Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Large Company Growth Fund Class A Class B Class C Class I	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Growth Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Special Values Fund Class A Class B Class C Class I Class R	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C(new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Small Cap Value Fund Class A Class B Class C Class I	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Emerging Markets Growth Fund Class A Class B Class C Class I	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Emerging Markets Equity Fund Class A Class B Class C Administrator Class	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen VA Omega Fund Class 1 Class 2	VT Omega Growth Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Growth Fund Unnamed share class / Class 2	VT Omega Growth Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen VA Fundamental Large Cap Fund Class 1 Class 2	VT Core Equity Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Core Fund Unnamed share class / Class 2	VT Core Equity Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT Equity Income Fund Unnamed share class / Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT C&B Large Cap Value Fund Unnamed share class/Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen Intrinsic Value Fund Class A Class B Class C Class I	Intrinsic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) institutional Class (new class)	July 16, 2010
Evergreen Enhanced S&P 500 Fund Class A Class B Class C Class I Class IS	Disciplined U.S. Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Fundamental Large Cap Fund Class A Class B Class C Class I	Core Equity Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Omega Fund Class A Class B Class C Class I Class R	Omega Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Golden Core Opportunities Fund Class A Class B Class C Class I	Small/Mid Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Large Cap Equity Fund Class A Class B Class C Class I	Disciplined Global Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Opportunities Fund Class A Class B Class C Class I	Global Opportunities Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Intrinsic World Equity Fund Class A Class B Class C Class I	Intrinsic World Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Strategic Municipal Bond Fund Class A Class B Class C Class I	Strategic Municipal Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010
Evergreen North Carolina Municipal Bond Fund Class A Class B Class C Class I	North Carolina Tax-Free Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Bond Fund Class A Class B Class C Class I	Pennsylvania Tax-Free Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Adjustable Rate Fund Class A Class B Class C Class I Class IS	Adjustable Rate Government Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen International Bond Fund Class A Class B Class C Class I Class IS	International Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen New Jersey Municipal Money Market Fund Class A Class I Class S	New Jersey Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen New York Municipal Money Market Fund Class A Class I Class S	New York Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Money Market Fund Class A Class I Class S	Pennsylvania Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Health Care Fund Class A Class B Class C Class I	Health Care Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Precious Metals Fund Class A Class B Class C Class I	Precious Metals Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Utility & Telecommunications Fund Class A Class B Class C Class I	Utility & Telecommunications Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Asset Allocation Fund Class A Class B Class C Class I Class R	Asset Allocation Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Diversified Capital Builder Fund Class A Class B Class C Class I	Diversified Capital Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Diversified Income Builder Fund Class A Class B Class C Class I	Diversified Income Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Strategic Growth Fund Class A Class B Class C Class I Class IS Class R	Strategic Large Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class) Class A (new class) Class R (new class)	July 16, 2010
Evergreen Institutional Municipal Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Municipal Cash Management Money Market Fund (New Shell)
Institutional Class (new class)
Institutional Class (new class)
Service Class (new class)
Institutional Class (new class)
	Service Class (new class)	July 9, 2010
Evergreen Growth Fund Class A Class B Class C Class I	Traditional Small Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen Small-Mid Growth Fund Class A Class I	Growth Opportunities Fund (New Shell) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen High Income Fund Class A Class B Class C Class I	High Yield Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010
SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

For the WFA Fund Trusts:

Amended and Restated Declaration of Trust of the Wells Fargo Funds Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Declaration of Trust of the Wells Fargo Variable Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management") and Wells Fargo Funds Trust, dated August 6, 2003, and amended October 1, 2005 and March 27, 2009, with Schedule A amended March 27, 2009.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management and Wells Fargo Variable Trust, dated August 6, 2003, and amended October 1, 2005, with Schedule A amended March 28, 2008.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Schedule A amended August 12, 2009.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Artisan Partners Limited Partnership, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A dated February 1, 2005 and Appendix B amended on November 8, 2005.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 24, 2004, with Appendix A amended July 18, 2008.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A and Appendix B amended February 8, 2006.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Global Index Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated June 26, 2006, with Appendix A amended February 7, 2007 and Appendix B amended August 12, 2009.

Investment Sub-Advisory Contract among LSV Asset Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A and Appendix B dated February 1, 2005.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated April 11, 2005, with Appendix A amended December 1, 2007 and Schedule A amended December 1, 2007.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A amended February 8, 2006 and Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Nelson Capital Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 1, 2008, with Appendix A and Appendix B dated October 1, 2008.

Investment Sub-Advisory Contract among Peregrine Capital Management, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Appendix A amended February 8, 2006 and Schedule A amended May 9, 2007.

Investment Sub-Advisory Contract among Phocas Financial Corporation, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 21, 2008, with Appendix A and Appendix B dated March 21, 2008.

Investment Sub-Advisory Contract among Dresdner RCM Global Investors LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 29, 2001, with Appendix A amended January 26, 2008 and Schedule A dated January 26, 2008.

Investment Sub-Advisory Contract among Schroder Investment Management North America, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Appendix A and Schedule A dated May 1, 2003.

Amended and Restated Accounting Services Agreement and Amended and Restated Letter Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust and PFPC, Inc., each dated May 10, 2006, including Exhibit A amended June 2, 2009 and Exhibit B.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Funds Trust dated March 1, 2003, with Appendix A amended August 6, 2008 and Schedule A amended August 12, 2009.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Variable Fund Trust dated March 1, 2003, with Appendix A amended February 8, 2006.

Master Custodian Agreement among State Street Bank, N.A. and Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust dated August 10, 2009, with Appendix A and Schedules A, B, C and D.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Trust, dated April 8, 2005, with Schedule I amended August 12, 2009.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust, dated April 8, 2005, with Schedule I amended February 8, 2006.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Funds Trust Board on March 28, 2008, with Appendix A amended June 2, 2009.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Variable Trust Board on March 28, 2008, with Appendix A amended February 8, 2006.

Expense Assumption Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management dated February 29, 2008, with Schedule A.

Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A amended August 12, 2009.

Amended and Restated Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A.

Shareholder Servicing Plan approved by the Board of Wells Fargo Fund Trust on March 27, 2009, with Appendix A amended June 2, 2009.

Amended and Restated Joint Fidelity Bond Allocation Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust amended and restated on May 1, 2006, with Appendix A amended November 14, 2008.

Rule 18f-3 Multi-Class Plan approved by the Board of Wells Fargo Funds Trust on March 26, 1999 and amended August 6, 2008, with Appendix A amended June 2, 2009 and Appendix B amended March 28, 2008.

Amended and Restated Securities Lending Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management and Wells Fargo Bank, N.A. amended and restated on November 1, 2008, with accompanying schedules and Letter regarding Account Revenues dated September 1, 2007.

Transfer Agency and Service Agreement among Boston Financial Data Services, Inc., Wells Fargo Funds Trust and Wells Fargo Variable Trust, dated April 11, 2005, amended on December 18, 2007 and Schedule A amended December 1, 2009.

For the Evergreen Fund Trusts:

EVERGREEN EQUITY TRUST
With respect to Evergreen Asset Allocation Fund, Evergreen Disciplined Value Fund, Evergreen Diversified Capital Builder Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Intrinsic Value Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Small-Mid Growth Fund, Evergreen Special Values Fund, and Evergreen Utility & Telecommunication Fund

Advisory Agreements
Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Asset Allocation Fund, Evergreen Diversified Capital Builder Fund, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500® Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Utility & Telecommunications Fund)

Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Small-Mid Growth Fund, Evergreen Intrinsic Value Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, and Evergreen Golden Large Cap Core Fund)

Underwriting Agreements
Principal Underwriting Agreement between Evergreen Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Principal Underwriting Agreement between Evergreen Equity Trust and Kokusai Securities Company Limited (dated 1/23/1998)

Principal Underwriting Agreement between Evergreen Equity Trust and Nomura Securities Company (dated 1/23/1998)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 10/18/1999 (with respect to Evergreen Growth Fund), 7/6/2000, 6/29/2001, 6/14/2002 (with respect to Evergreen Special Values Fund), 9/11/2002 (with respect to Evergreen Asset Allocation Fund), 3/7/2005 (with respect to Evergreen Disciplined Value Fund), 10/1/2005 (with respect to Evergreen Small-Mid Growth Fund), 10/12/2005 (with respect to Evergreen Small-Mid Growth Fund), 1/19/2006, 12/7/2006, 7/16/2007 (with respect to Evergreen Fundamental Mid Cap Value Fund), and 12/10/2007 (with respect to Evergreen Golden Core Opportunities Fund and Evergreen Golden Large Cap Core Fund))

Amended Pricing Schedule to Custodian Agreement (dated 12/19/2006)

Remote Access Services Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 4/4/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Equity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT EQUITY TRUST
With respect to Evergreen Strategic Growth Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company LLC, Evergreen Investment Services, Inc., and Evergreen Select Equity Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN FIXED INCOME TRUST
With respect to Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Letter Amendment to the Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 9/19/2008, with respect to Evergreen High Income Fund)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (as of 9/18/1997)

Custodian Agreement
Custodian Agreement between Evergreen Fixed Income Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT FIXED INCOME TRUST
With respect to Evergreen Adjustable Rate Fund, Evergreen Intermediate Municipal Bond Fund, and Evergreen International Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Fixed Income Trust and State Street Bank and Trust Company (dated 11/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Select Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN MUNICIPAL TRUST
With respect to Evergreen California Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Municipal Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Municipal Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Municipal Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/7/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Municipal Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Municipal Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN VARIABLE ANNUITY TRUST
With respect to Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Variable Annuity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Variable Annuity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Variable Annuity Trust and State Street Bank and Trust Company (dated 5/1/1998, as amended 8/10/1998 (with respect to Evergreen VA International Equity Fund), 2/1/2000 (with respect to Evergreen VA Growth Fund), 7/6/2000, 6/29/2001, 8/1/2002 (with respect to Evergreen VA Core Bond Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Variable Annuity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Variable Annuity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Variable Annuity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plan
Distribution Plan for Class 2 Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN MONEY MARKET TRUST
With respect to Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Money Market Trust and Evergreen Investment Management Company, LLC (dated 3/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Money Market Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Money Market Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended in 1998 (as filed with the Securities and Exchange Commission 5/31/2007, with respect to Evergreen New Jersey Municipal Money Market Fund), 7/27/1999 (with respect to Evergreen California Municipal Money Market Fund and Evergreen U.S. Government Money Market Fund), 7/6/2000, 6/19/2001, 7/1/2001 (with respect to Evergreen New York Municipal Money Market Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Investment Services, Inc. and Evergreen Money Market Trust (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Money Market Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Money Market Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class S Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT MONEY MARKET TRUST
With respect to Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Money Market Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Money Market Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (restated as of 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Money Market Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/27/1999 (with respect to Evergreen Institutional U.S. Government Money Market Fund), 7/6/2000, 6/29/2001, 2/15/2002 (with respect to Evergreen Prime Cash Management Money Market Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Investment Services, Inc. and Evergreen Select Money Market Trust (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company, LLC, Evergreen Investment Services, Inc. and Evergreen Select Money Market Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Money Market Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Administrative Class Shares (dated 12/31/2008)

Distribution Plan for Investor Class Shares (dated 12/31/2008)

Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Participant Class Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN INTERNATIONAL TRUST
With respect to Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund

Advisory Agreements
Investment Advisory and Management Agreement between Evergreen International Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund and Evergreen Precious Metals Fund)

Investment Advisory and Management Agreement between Evergreen International Trust and Evergreen Investment Management Company, LLC (dated 3/12/2009, with respect to the Evergreen Intrinsic World Equity Fund)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen International Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen International Trust and State Street Bank and Trust Company (dated 6/29/2001, as amended 1/19/2006, 12/7/2006, and 12/7/2006 (with respect to Evergreen Intrinsic World Equity Fund)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen International Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company, LLC, Evergreen Investment Services Inc., and Evergreen International Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen International Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Letter Amendment to Master Transfer and Recordkeeping Agreement between Evergreen International Trust and Evergreen Service Company, LLC (dated 12/7/2006, with respect to Evergreen Intrinsic World Equity Fund)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EXHIBIT A

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST
525 Market Street, 12th Floor
San Francisco, California 94105

[_____________, 2010]

To each of the Persons
Named on Appendix A
(each, a "Current Trustee" and
collectively, the "Current Trustees")

It is anticipated that in the future substantially all of the investment companies managed or sponsored by Evergreen Investment Management Company LLC ("EIMCO") or its affiliates (each, an "Evergreen Fund") will be reorganized in transactions involving in each case one or more acquiring Wells Fargo Advantage Funds (each, a "Wells Fargo Fund") that are part of Wells Fargo Funds Trust or Wells Fargo Variable Trust (each, a "Trust"), in which the Evergreen Fund will not be the surviving legal entity (although it may be the so-called "accounting" or "performance" survivor). The other Evergreen Funds will not be so reorganized, but it is expected that (i) they will be liquidated or (ii) that the persons then serving as trustees of one or more Wells Fargo Funds will be elected to serve as trustees of those Evergreen Funds, and that the terms of office of some or all of the then-existing trustees of the Evergreen Funds will terminate.

Each Current Trustee serves as a trustee of the Evergreen Funds and may from time to time be subject to claims by or on behalf of, or actual or potential liabilities to, one or more of the Evergreen Funds, successors in interest to one or more of the Evergreen Funds, or other persons, relating directly or indirectly to his or her service as a trustee of the Evergreen Funds. The Evergreen Funds have, with the assistance of EIMCO or its affiliates, purchased insurance which may be available to the Current Trustees in the future to protect the Current Trustees against such claims or liabilities, and the costs of investigating and defending against them, and the Evergreen Funds and/or the Wells Fargo Funds may purchase additional insurance in the future. In addition, the Current Trustees may have existing rights to receive advancement of expenses and/or be indemnified by one or more of the Evergreen Funds themselves for any costs, fees, expenses, damages, liabilities, or other losses incurred by them in connection with or as a result of such claims. All such existing rights to advancement of expenses and/or indemnification are hereinafter referred to as "Existing Rights".

It is anticipated that the surviving Wells Fargo Fund in each reorganization transaction involving an Evergreen Fund will assume the liabilities and obligations of the Evergreen Fund, including in respect of advancement of expenses and indemnification for the benefit of the Current Trustees.

In order to ensure that each Current Trustee maintains and preserves all Existing Rights in respect of advancement of expenses and indemnification, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, each Trust hereby irrevocably agrees with respect to each acquiring Wells Fargo Fund in respect of an Evergreen Fund that has been acquired by such acquiring Wells Fargo Fund as follows, for the benefit of each Current Trustee:

1(a) The Wells Fargo Fund shall indemnify and hold harmless each Current Trustee, together with each Current Trustee's heirs, executors, administrators, and personal representatives (each indemnified person referred to as a "Covered Person") against all costs, fees, expenses, damages, liabilities, or other losses, including but not limited to amounts paid in satisfaction of judgments, in settlement or other compromise, or as fines and penalties, and fees and expenses, including reasonable accountants' and counsel fees, incurred by such Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party, witness or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a trustee of any Evergreen Fund, except with respect to any matter as to which (and then only to the extent that) such Covered Person shall have been finally adjudicated in such action, suit, or other proceeding (such adjudication not being subject to appeal) (i) not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of any Evergreen Fund; or (ii) to be liable to the Evergreen Fund in question or its shareholders by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office; or (iii) for a criminal proceeding, to have had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii), and (iii) being referred to hereafter as "Disabling Conduct").

(b) Reasonable expenses, including without limitation accountants' and counsel fees so incurred by such Covered Person shall be paid promptly from time to time by the Wells Fargo Fund upon demand by any Covered Person in advance of the final disposition of any such action, suit, or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this letter agreement because such expenses were the direct result of such Current Trustee's Disabling Conduct. Notwithstanding the foregoing, nothing contained within this section or elsewhere in this letter agreement shall permit the payment of any indemnification of any Covered Person to the extent prohibited by the Investment Company Act of 1940 or any other law, rule, or regulation to which the acquiring Wells Fargo Fund is bound.

(c) The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this letter agreement, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the Securities and Exchange Commission, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

2. To the extent that any Covered Person is, by reason of a Current Trustee's service to an Evergreen Fund, a witness for any reason in any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or any federal, state, or other governmental, regulatory, or administrative body, authority or agency, or any self-regulatory organization, of any kind, to which such Covered Person is not a party, such Covered Person shall be indemnified against, and the Wells Fargo Fund will advance to the Covered Person upon demand payment for, any and all expenses, including reasonable accountants' or counsel fees, actually and reasonably incurred or expected to be incurred by such Covered Person in connection therewith.

3.(a) If and to the extent that proceeds of any insurance or of any rights to indemnification to which a Covered Person is entitled are in the actual possession or control of the Covered Person and are currently available to pay any liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, the amount of the indemnification obligation of the Wells Fargo Fund under this letter agreement in respect of such liability or expense along with any future liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, in total, shall be reduced by the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(b) If and to the extent that, after the Wells Fargo Fund has paid amounts to a Covered Person by way of indemnification under this letter agreement in respect of any liability or expense, proceeds of any insurance or of any other rights to indemnification to which a Covered Person is entitled in respect of such liability or expense come into the actual possession or control of the Covered Person and are currently available for payment by the Covered Person to the Wells Fargo Fund and are not available (and will not become available) to pay or reimburse the Covered Person for any present or anticipated liability or expense for which the Wells Fargo Fund has not previously provided indemnity under this letter agreement, then the Covered Person shall repay to the Wells Fargo Fund any amounts previously paid to him by the Wells Fargo Fund by way of indemnification under this letter agreement up to the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(c) If a Covered Person actually becomes aware that any insurance or indemnification rights are available to the Covered Person to pay, or to reimburse the payment of, any liability or expense for which the Wells Fargo Fund has previously provided indemnification under this letter agreement or may be called upon to provide indemnification under this letter agreement, then such Covered Person shall provide notice of such insurance or indemnification right in writing to the Wells Fargo Fund and, upon reasonable request by the Wells Fargo Fund and at the expense of the Wells Fargo Fund, take such reasonable steps as the Wells Fargo Fund may specify to obtain the benefit of such insurance or indemnification rights in respect of such liability or expense; provided, however, that the Wells Fargo Fund may not delay payment for any reason and shall not be relieved from its indemnification obligations under this letter agreement while any efforts to obtain such benefit are pending.

4. The right of indemnification provided by this letter agreement shall not expand, diminish or otherwise affect Existing Rights of any Current Trustee, and shall not be exclusive of and shall not expand, diminish or otherwise affect any other rights to which any Covered Person may be entitled. Nothing contained in this letter agreement shall affect any other right to indemnification to which any Covered Person may be entitled by contract or otherwise.

5. Each Trust and each acquiring Wells Fargo Fund is committing on its own behalf to its obligations under this letter agreement separately from each other Trust and acquiring Wells Fargo Fund and not jointly or jointly and severally. For the sake of clarity, no Wells Fargo Fund shall be liable for the obligations of an Evergreen Fund that has been acquired by any other acquiring Wells Fargo Fund. This letter agreement is binding upon all successors of each Wells Fargo Fund.

6. If any provision of this letter agreement shall be held to be invalid, illegal, or unenforceable, in whole or in part, for any reason whatsoever, (i) the validity, legality, and enforceability of the remaining provisions (including, without limitation, each portion of this letter agreement containing any provision that is not by itself invalid, illegal, or unenforceable) shall not in any way be affected or impaired thereby, and (ii) to the fullest extent possible, the remaining provisions of this letter agreement shall be construed so as to give effect to the intent manifested by the provision held invalid, illegal, or unenforceable.

7. No supplement, modification, or amendment of this letter agreement shall be binding unless executed in writing by all of the parties (or their respective successors or legal representatives) hereto. Any waiver by any party of any breach of any other party of any provision contained in this letter agreement to be performed by such other party must be in writing and signed by the waiving party (or such party's successor or legal representative), and no such waiver shall be deemed a waiver of similar or other provisions at the same or any previous or subsequent time.

8. This letter agreement may be executed in one or more counterparts, each of which shall be an original, and all of which when taken together shall constitute one agreement. This letter agreement shall be governed by and construed and enforced in accordance with the laws of the State of Delaware without reference to principles of conflict of laws.

9. Each Trust hereby submits to the exclusive jurisdiction of the Court of Chancery of the State of Delaware, or, if jurisdiction will not lie in such Court, in the superior court of the State of Delaware or the federal district court located in Delaware, with respect to any action, suit, or proceeding with respect to this letter agreement.

Each Trust, with respect to each Wells Fargo Fund, acknowledges and agrees that each Current Trustee may rely on the Wells Fargo Fund's undertakings in this letter agreement.

Very truly yours,

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST

By:__________________________
Name:
Tile:

Agreed and Accepted:

____________________________
[signature line for each Trustee]

Appendix A

[Names of Evergreen Trustees as of June 30, 2010]

Exhibit B

Comparison of the Funds' Fundamental Investment Policies

Borrowing
Target Fund	Acquiring Fund
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Advantage High Income Fund
The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.	The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

Commodities
Target Fund	Acquiring Fund
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Advantage High Income Fund
The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restrictions does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.	The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restrictions does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Concentration
Target Fund	Acquiring Fund
Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Advantage High Income Fund
The Funds may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements.	The Funds may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements.

Concentration
Target Fund	Acquiring Fund
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Advantage Capital Growth Fund
The Funds may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements.	The Funds may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements.

Diversification
Target Fund	Acquiring Fund
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Strategic Growth Fund	Wells Fargo Advantage High Income Fund
The Fund may not purchase the securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.	The Fund may not purchase the securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

Issuing Senior Securities
Target Fund	Acquiring Fund
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Advantage High Income Fund
The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.	The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

Lending
Target Fund	Acquiring Fund
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Advantage High Income Fund
The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.	The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

Real Estate
Target Fund	Acquiring Fund
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Advantage High Income Fund
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Underwriting
Target Fund	Acquiring Fund
Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Large Cap Appreciation Fund	Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund
Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund
Wells Fargo Advantage Strategic Income Fund	Wells Fargo Advantage High Income Fund
The Fund may not underwrite securities of other issuers, except to the extend that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.	The Fund may not underwrite securities of other issuers, except to the extend that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.

Exhibit C

Additional Target and Acquiring Fund Expense Information

The Annual Fund Operating Expenses tables and the examples that follow are based upon the actual expenses incurred by the Target and Acquiring Funds during their most recently completed fiscal year. The pro forma Annual Fund Operating Expenses table for the Acquiring Fund shows you what the annual operating expenses would have been for the Acquiring Fund for the period covered by the Fund's most recent financial statements, assuming the Merger had taken place at the beginning of the period. See the section entitled "Financial Statements" in this prospectus/proxy statement for the date of the most recent financial statements.

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND INTO WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Growth Equity Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[5]
Class A	0.25%	0.00%	0.68%	0.72%	1.65%	(0.15%)	1.50%
Class B	0.25%	0.75%	0.68%	0.72%	2.40%	(0.15%)	2.25%
Class C	0.25%	0.75%	0.68%	0.72%	2.40%	(0.15%)	2.25%
Administrator Class	0.25%	0.00%	0.50%	0.72%	1.47%	(0.22%)	1.25%
Institutional Class	0.25%	0.00%	0.23%	0.72%	1.20%	(0.15%)	1.05%
1	Reflects the fee charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund's assets to be invested in each underlying master portfolio.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Growth Equity Fund
	Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Institutional Class	Class B	Class C
1 Year	$719	$728	$328	$127	$107	$228	$228
3 Years	$1,052	$1,034	$734	$443	$366	$734	$734
5 Years	$1,407	$1,467	$1,267	$782	$645	$1,267	$1,267
10 Years	$2,405	$2,445	$2,725	$1,739	$1,441	$2,445	$2,725

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Diversified Equity Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[5]
Class A	0.25%	0.00%	0.62%	0.56%	1.43%	(0.18%)	1.25%
Class B	0.25%	0.75%	0.62%	0.56%	2.18%	(0.18%)	2.00%
Class C	0.25%	0.75%	0.62%	0.56%	2.18%	(0.18%)	2.00%
Administrator Class	0.25%	0.00%	0.44%	0.56%	1.25%	(0.25%)	1.00%
1	Reflects the fee charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund's assets to be invested in each underlying master portfolio.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Diversified Equity Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administ- rator Class	Class B	Class C
1 Year	$695	$703	$303	$102	$203	$203
3 Years	$985	$965	$665	$372	$665	$665
5 Years	$1,296	$1,353	$1,153	$662	$1,153	$1,153
10 Years	$2,175	$2,214	$2,499	$1,489	$2,214	$2,499

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Diversified Equity Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.25%	0.00%	0.59%	0.56%	1.40%	(0.15%)	1.25%
Class B	0.25%	0.75%	0.59%	0.56%	2.15%	(0.15%)	2.00%
Class C	0.25%	0.75%	0.59%	0.56%	2.15%	(0.15%)	2.00%
Administrator Class	0.25%	0.00%	0.43%	0.56%	1.24%	(0.24%)	1.00%
1	Reflects the fee charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund's assets to be invested in each underlying master portfolio.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Diversified Equity Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administ- rator Class	Class B	Class C
1 Year	$695	$703	$303	$102	$203	$203
3 Years	$949	$927	$627	$318	$627	$627
5 Years	$1,254	$1,311	$1,111	$608	$1,111	$1,111
10 Years	$2,119	$2,164	$2,445	$1,433	$2,164	$2,445

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND INTO WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Large Cap Appreciation Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)3,[4]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[5]
Class A	0.70%	0.00%	0.90%	1.60%	(0.37%)	1.23%
Class B	0.70%	0.75%	0.90%	2.35%	(0.37%)	1.98%
Class C	0.70%	0.75%	0.91%	2.36%	(0.38%)	1.98%
Administrator Class	0.70%	0.00%	0.72%	1.42%	(0.42%)	1.00%
Institutional Class	0.70%	0.00%	0.46%	1.16%	(0.46%)	0.70%
1	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Includes gross expenses allocated from the master portfolio in which the Fund invests.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Large Cap Appreciation Fund
	Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Institutional Class	Class B	Class C
1 Year	$693	$701	$301	$102	$72	$201	$201
3 Years	$1,017	$998	$700	$408	$323	$698	$700
5 Years	$1,363	$1,422	$1,226	$736	$594	$1,222	$1,226
10 Years	$2,336	$2,376	$2,667	$1,666	$1,368	$2,376	$2,667

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Capital Growth Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Annual Operating Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.66%	0.00%	0.65%	0.01%	1.32%	(0.06%)	1.26%
Class C	0.66%	0.75%	0.65%	0.01%	2.07%	(0.06%)	2.01%
Administrator Class	0.66%	0.00%	0.47%	0.01%	1.14%	(0.19%)	0.95%
Institutional Class	0.66%	0.00%	0.20%	0.01%	0.87%	(0.11%)	0.76%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed through 11/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Capital Growth Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class C	Administrator Class	Institutional Class	Class C
1 Year	$696	$304	$97	$78	$204
3 Years	$964	$643	$343	$267	$643
5 Years	$1,251	$1,108	$609	$471	$1,108
10 Years	$2,069	$2,395	$1,369	$1,062	$2,395

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Capital Growth Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.63%	0.00%	0.67%	0.01%	1.31%	(0.10%)	1.21%
Class C	0.63%	0.75%	0.67%	0.01%	2.06%	(0.10%)	1.96%
Administrator Class	0.63%	0.00%	0.51%	0.01%	1.15%	(0.20%)	0.95%
Institutional Class	0.63%	0.00%	0.24%	0.01%	0.88%	(0.17%)	0.71%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 1.20% for Class A, 1.95% for Class C, 0.94% for Administrator Class, and 0.70% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Capital Growth Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class C	Administrator Class	Institutional Class	Class C
1 Year	$691	$299	$97	$73	$199
3 Years	$937	$615	$303	$227	$615
5 Years	$1,223	$1,079	$572	$435	$1,079
10 Years	$2,037	$2,364	$1,341	$1,035	$2,364

WELLS FARGO ADVANTAGE STABLE INCOME FUND INTO WELLS FARGO ADVANTAGE ULTRA SHORT-TERM FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Stable Income Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)3,[4]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[5]
Class A	0.40%	0.00%	0.52%	0.92%	(0.07%)	0.85%
Class B	0.40%	0.75%	0.52%	1.67%	(0.07%)	1.60%
Class C	0.40%	0.75%	0.52%	1.67%	(0.07%)	1.60%
Administrator Class	0.40%	0.00%	0.44%	0.84%	(0.19%)	0.65%
1	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Includes gross expenses allocated from the master portfolio in which the Fund invests.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Stable Income Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class Administrator	Class B	Class C
1 Year	$285	$313	$263	$66	$163	$163
3 Years	$481	$520	$519	$249	$520	$519
5 Years	$692	$901	$900	$447	$901	$900
10 Years	$1,302	$1,518	$1,969	$1,020	$1,518	$1,969

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Ultra Short-Term Income Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.39%	0.00%	0.56%	0.02%	0.97%	(0.25%)	0.72%
Class C	0.39%	0.75%	0.55%	0.02%	1.71%	(0.24%)	1.47%
Administrator Class	0.39%	0.00%	0.48%	0.02%	0.89%	(0.32%)	0.57%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Ultra Short-Term Income Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Class Administrator	Class C
1 Year	$272	$249	$58	$149
3 Years	$477	$513	$250	$513
5 Years	$698	$901	$458	$901
10 Years	$1,336	$1,990	$1,058	$1,990

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Ultra Short-Term Income Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.39%	0.00%	0.50%	0.01%	0.90%	(0.19%)	0.71%
Class C	0.39%	0.75%	0.50%	0.01%	1.65%	(0.19%)	1.46%
Administrator Class	0.39%	0.00%	0.44%	0.01%	0.84%	(0.28%)	0.56%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.70% for Class A, 1.45% for Class C, and 0.55% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Ultra Short-Term Income Fund
Assuming Redemption at End of Period	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Administrator Class	Class C
1 Year	$271	$249	$57	$149
3 Years	$422	$462	$179	$462
5 Years	$631	$840	$379	$840
10 Years	$1,231	$1,904	$955	$1,904

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND INTO WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Aggressive Allocation Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[5]
Administrator Class	0.25%	0.00%	0.46%	0.51%	1.22%	(0.22%)	1.00%
1	Reflects the fee charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund's assets to be invested in each underlying master portfolio.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Aggressive Allocation Fund
If you held or sold your shares, you would pay:
After:	Administrator Class
1 Year	$102
3 Years	$365
5 Years	$649
10 Years	$1,458

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Growth Balanced Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[5]
Administrator Class	0.25%	0.00%	0.42%	0.48%	1.15%	(0.20%)	0.95%
1	Reflects the fee charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund's assets to be invested in each underlying master portfolio.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Growth Balanced Fund
If you held or sold your shares, you would pay:
After:	Administrator Class
1 Year	$97
3 Years	$346
5 Years	$614
10 Years	$1,380

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Growth Balanced Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Administrator Class	0.25%	0.00%	0.41%	0.48%	1.14%	(0.19%)	0.95%
1	Reflects the fee charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund's assets to be invested in each underlying master portfolio.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Growth Balanced Fund
If you held or sold your shares, you would pay:
After:	Administrator Class
1 Year	$97
3 Years	$303
5 Years	$570
10 Years	$1,332

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND INTO WELLS FARGO ADVANTAGE HIGH INCOME FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Strategic Income Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.50%	0.00%	0.98%	1.48%	(0.38%)	1.10%
Class B	0.50%	0.75%	0.99%	2.24%	(0.39%)	1.85%
Class C	0.50%	0.75%	0.98%	2.23%	(0.38%)	1.85%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Strategic Income Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$558	$688	$288	$188	$188
3 Years	$863	$964	$663	$664	$663
5 Years	$1,190	$1,367	$1,164	$1,167	$1,164
10 Years	$2,114	$2,267	$2,543	$2,267	$2,543

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage High Income Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.50%	0.00%	0.55%	0.02%	1.07%	(0.15%)	0.92%
Class B	0.50%	0.75%	0.56%	0.02%	1.83%	(0.16%)	1.67%
Class C	0.50%	0.75%	0.55%	0.02%	1.82%	(0.15%)	1.67%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage High Income Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$540	$670	$270	$170	$170
3 Years	$762	$861	$558	$561	$558
5 Years	$1,001	$1,176	$971	$976	$971
10 Years	$1,687	$1,843	$2,125	$1,843	$2,125

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage High Income Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Annual Operating Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.50%	0.00%	0.50%	0.02%	1.02%	(0.10%)	0.92%
Class B	0.50%	0.75%	0.50%	0.02%	1.77%	(0.10%)	1.67%
Class C	0.50%	0.75%	0.50%	0.02%	1.77%	(0.10%)	1.67%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.90% for Class A, 1.65% for Class B, and 1.65% for Class C. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage High Income Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$540	$670	$270	$170	$170
3 Years	$730	$826	$526	$526	$526
5 Years	$959	$1,130	$930	$930	$930
10 Years	$1,614	$1,766	$2,058	$1,766	$2,058

Exhibit D

Pro Forma Capitalization

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of September 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.44, 0.34, 0.38, 0.46 and 0.46 for each of Class A shares, Class B shares, Class C shares, Administrator Class shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each Class A shares, Class B shares, Class C shares, Administrator Class shares and Institutional Class shares, respectively, of the Target Fund. The Wells Fargo Advantage Diversified Equity Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage Growth Equity Fund (Target Fund)	Wells Fargo Advantage Diversified Equity Fund (Acquiring Fund)	Adjustments	Wells Fargo Advantage Diversified Equity Fund Proforma
Total Net Assets
Class A	$16,634,925	$85,503,509	N/A	$102,138,434
Class B	$1,591,431	$10,839,178	N/A	$12,430,609
Class C	$485,254	$2,957,720	N/A	$3,442,974
Administrator Class	$120,405,033	$596,298,492	$3,970,789	$720,674,314
Institutional Class	$3,970,789	N/A	($3,970,789)	N/A
Total	$143,087,432	$695,598,899	$0	$838,686,331
Net Asset Value per Share
Class A	$10.32	$23.41	N/A	$23.41
Class B	$7.54	$21.96	N/A	$21.96
Class C	$8.53	$22.43	N/A	$22.43
Administrator Class	$10.70	$23.47	N/A	$23.47
Institutional Class	$10.71	N/A	N/A	N/A
Total Shares Outstanding
Class A	1,611,924	3,653,074	(901,210)	4,363,788
Class B	210,975	493,542	(138,512)	566,005
Class C	56,905	131,886	(35,267)	153,524
Administrator Class	11,249,958	25,408,435	(5,950,271)	30,708,122
Institutional Class	370,592	N/A	(370,592)	N/A
Total	13,500,354	29,686,937	(7,395,852)	35,791,439

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.62 and 0.58, 0.59, 0.61 and 0.60 for each of Class A shares, Class C shares, Administrator Class shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each Class A shares, Class A shares, Class B shares, Class C shares, Administrator Class shares and Institutional Class shares, respectively, of the Target Fund. The Wells Fargo Advantage Capital Growth Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage Large Cap Appreciation Fund (Target Fund)	Wells Fargo Advantage Capital Growth Fund (Acquiring Fund)	Adjustments	Wells Fargo Advantage Capital Growth Fund Proforma
Total Net Assets
Class A	$5,640,184	$21,820,144	$813,092	$28,273,420
Class B	$813,092	N/A	($813,092)	N/A
Class C	$342,181	$7,252,017	N/A	$7,594,198
Administrator Class	$40,933,209	$772,806,065	N/A	$813,739,274
Institutional Class	$4,579,577	$477,024,620	N/A	$481,604,197
Investor Class[1]	N/A	$225,309,523	N/A	$225,309,523
Total	$52,308,243	$1,504,212,369	$0	$1,556,520,612
Net Asset Value per Share
Class A	$8.06	$13.06	N/A	$13.06
Class B	$7.53	N/A	N/A	N/A
Class C	$7.53	$12.83	N/A	$12.83
Administrator Class	$8.15	$13.45	N/A	$13.45
Institutional Class	$8.16	$13.57	N/A	$13.57
Investor Class[1]	N/A	$13.01	N/A	$13.01
Total Shares Outstanding
Class A	700,147	1,671,160	(205,905)	2,165,402
Class B	107,938	N/A	(107,938)	N/A
Class C	45,414	565,255	(18,743)	591,926
Administrator Class	5,019,498	57,461,480	(1,975,948)	60,505,030
Institutional Class	561,168	35,158,740	(223,633)	35,496,275
Investor Class[1]	N/A	17,315,115	N/A	17,315,115
Total	6,434,165	112,171,750	(2,532,167)	116,073,748
1	This share class is not involved in the Merger.

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.15 and 1.15, 1.14 and 1.15 for each of Class A shares, Class A shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each Class A shares, Class B shares, Class C shares and Administrator Class shares, respectively, of the Target Fund. The Wells Fargo Advantage Ultra Short-Term Income Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage Stable Income Fund (Target Fund)	Wells Fargo Advantage Ultra Short-Term Income Fund (Acquiring Fund)	Adjustments	Wells Fargo Advantage Ultra Short-Term Income Fund Proforma
Total Net Assets
Class A	$36,139,486	$90,324,907	$1,020,829	$127,485,222
Class B	$1,020,829	N/A	($1,020,829)	N/A
Class C	$3,965,635	$12,650,587	N/A	$16,616,222
Administrator Class	$154,225,490	$79,616,606	N/A	$233,842,096
Institutional Class[1]	N/A	$60,428,577	N/A	$60,428,577
Investor Class[1]	N/A	$439,663,416	N/A	$439,663,416
Total	$195,351,440	$682,684,093	$0	$878,035,533
Net Asset Value per Share
Class A	$9.59	$8.37	N/A	$8.37
Class B	$9.56	N/A	N/A	N/A
Class C	$9.59	$8.37	N/A	$8.37
Administrator Class	$9.59	$8.34	N/A	$8.34
Institutional Class[1]	N/A	$8.37	N/A	$8.37
Investor Class[1]	N/A	$8.37	N/A	$8.37
Total Shares Outstanding
Class A	3,767,623	10,790,604	671,700	15,229,927
Class B	106,448	N/A	(106,448)	N/A
Class C	414,703	1,511,393	59,078	1,985,174
Administrator Class	16,084,438	9,545,050	2,405,406	28,034,894
Institutional Class[1]	N/A	7,219,599	N/A	7,219,599
Investor Class[1]	N/A	52,502,822	N/A	52,502,822
Total	20,373,212	81,569,468	3,029,736	104,972,416
1	This share class is not involved in the Merger.

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of September 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.49 for Administrator Class shares of the Acquiring Fund issued for Administrator Class shares of the Target Fund. The Wells Fargo Advantage Growth Balanced Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage Aggressive Allocation Fund (Target Fund)	Wells Fargo Advantage Growth Balanced Fund (Acquiring Fund)	Adjustments	Wells Fargo Advantage Growth Balanced Fund Proforma
Total Net Assets
Class A1	N/A	$55,318,398	N/A	$55,318,398
Class B1	N/A	$13,869,019	N/A	$13,869,019
Class C1	N/A	$7,737,854	N/A	$7,737,854
Administrator Class	$169,286,410	$861,398,774	N/A	$1,030,685,184
Total	$169,286,410	$938,324,045	N/A	$1,107,610,455
Net Asset Value per Share
Class A1	N/A	$24.12	N/A	$24.12
Class B1	N/A	$21.46	N/A	$21.46
Class C1	N/A	$21.42	N/A	$21.42
Administrator Class	$10.76	$21.81	N/A	$21.81
Total Shares Outstanding
Class A1	N/A	2,293,265	N/A	2,293,265
Class B1	N/A	646,240	N/A	646,240
Class C1	N/A	361,170	N/A	361,170
Administrator Class	15,738,467	39,493,949	(7,976,930)	47,255,486
Total	15,738,467	42,794,624	(7,976,930)	50,556,161
1	This share class is not involved in the Merger.

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.30, 1.30 and 1.29 for each of Class A shares, Class B shares and Class C shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares and Class C shares, respectively, of the Target Fund. The Wells Fargo Advantage High Income Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage Strategic Income Fund (Target Fund)	Wells Fargo Advantage High Income Fund (Acquiring Fund)	Adjustments	Wells Fargo Advantage High Income Fund Proforma
Total Net Assets
Class A	$19,986,524	$105,445,110	N/A	$125,431,634
Class B	$3,735,502	$7,904,455	N/A	$11,639,957
Class C	$7,184,302	$18,807,437	N/A	$25,991,739
Institutional Class[1]	N/A	$170,041,871	N/A	$170,041,871
Investor Class[1]	N/A	$306,526,771	N/A	$306,526,771
Total	$30,906,328	$608,725,644	N/A	$639,631,972
Net Asset Value per Share
Class A	$8.91	$6.87	N/A	$6.87
Class B	$8.91	$6.87	N/A	$6.87
Class C	$8.89	$6.87	N/A	$6.87
Institutional Class[1]	N/A	$6.93	N/A	$6.93
Investor Class[1]	N/A	$6.89	N/A	$6.89
Total Shares Outstanding
Class A	2,243,465	15,356,870	667,358	18,267,693
Class B	419,224	1,151,404	124,909	1,695,537
Class C	808,346	2,739,055	237,953	3,785,354
Institutional Class[1]	N/A	24,542,220	N/A	24,542,220
Investor Class[1]	N/A	44,468,826	N/A	44,468,826
Total	3,471,035	88,258,375	1,030,220	92,759,630
1	This share class is not involved in the Merger.

Exhibit E

Financial Highlights

Six Months Ended November 30, 2009 (unaudited)
Wells Fargo Advantage Stable Income Fund	Class A	Class B	Class C	Administrator Class
Beginning Net Asset Value Per Share	$9.25	$9.25	$9.25	$9.25
Net Investment Income (Loss)	0.06[1]	0.03[1]	0.02[1]	0.08[1]
Net Realized and Unrealized Gain (Loss) on Investments	0.39	0.39	0.40	0.38
Distribution from Net Investment Income	(0.11)	(0.08)	(0.08)	(0.12)
Ending Net Asset Value Per Share	$9.59	$9.59	$9.56	$9.59
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	1.28%	0.60%	0.46%	1.75%
Gross Expenses	0.93%	1.68%	1.68%	0.85%
Net Expenses	0.85%	1.60%	1.60%	0.65%
Total return[2]	4.71%	4.39%	4.34%	4.82%
Portfolio Turnover Rate[3]	5%	5%	5%	5%
Net Assets at End of Period (000's omitted)	$36,139	$1,021	$3,966	$154,225
1	Calculated based upon average shares outstanding.
2	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Six Months Ended November 30, 2009 (unaudited)
Wells Fargo Advantage Strategic Income Fund	Class A	Class B	Class C
Beginning Net Asset Value Per Share	$8.04	$8.04	$8.02
Net Investment Income (Loss)	0.34	0.30	0.32
Net Realized and Unrealized Gain (Loss) on Investments	0.87	0.88	0.86
Distribution from Net Investment Income	(0.34)	(0.31)	(0.31)
Ending Net Asset Value Per Share	$8.91	$8.91	$8.89
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	7.91%	7.25%	7.05%
Gross Expenses	1.48%	2.24%	2.22%
Net Expenses	1.10%	1.85%	1.85%
Total Return[1]	15.28%	14.86%	14.88%
Portfolio Turnover Rate[2]	33%	33%	33%
Net Assets at End of Period (000's omitted)	$20,134	$3,727	$7,196
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Six Months Ended November 30, 2009 (unaudited)
Wells Fargo Advantage High Income Fund	Class A	Class B	Class C
Beginning Net Asset Value Per Share	$6.35	$6.35	$6.35
Net Investment Income (Loss)	0.25	0.23	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.53	0.52	0.52
Distribution from Net Investment Income	(0.26)	(0.23)	(0.23)
Ending Net Asset Value Per Share	$6.87	$6.87	$6.87
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	7.64%	6.93%	6.87%
Gross Expenses	1.04%	1.78%	1.78%
Net Expenses	0.90%	1.65%	1.65%
Total Return[1]	12.39%	11.97%	11.97%
Portfolio Turnover Rate[2]	25%	25%	25%
Net Assets at End of Period (000's omitted)	$105,787	$7,932	$18,838
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Six Months Ended November 30, 2009 (unaudited)
Wells Fargo Advantage Ultra Short-Term Income Fund	Class A	Class C	Administrator Class
Beginning Net Asset Value Per Share	$8.03	$8.03	$8.03
Net Investment Income (Loss)	0.12	0.09	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.34	0.34	0.34
Distribution from Net Investment Income	(0.12)	(0.09)	(0.12)
Ending Net Asset Value Per Share	$8.37	$8.37	$8.34
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	2.74%	1.98%	2.95%
Gross Expenses	0.93%	1.68%	0.83%
Net Expenses	0.70%	1.45%	0.55%
Total Return[1]	5.72%	5.32%	5.82%
Portfolio Turnover Rate[2]	25%	25%	25%
Net Assets at End of Period (000's omitted)	$90,325	$12,651	$79,617
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

WELLS FARGO FUNDS TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

WELLS FARGO FUNDS TRUST

525 Market Street

San Francisco, California 94105

(800) 222-8222

PART B

STATEMENT OF ADDITIONAL INFORMATION

____, 2010

Relating to the acquisition of assets of

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

a series of

WELLS FARGO FUNDS TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

a series of

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

a series of

WELLS FARGO FUNDS TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

a series of

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

a series of

WELLS FARGO FUNDS TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

a series of

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE STABLE INCOME FUND

a series of

WELLS FARGO FUNDS TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

a series of

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

a series of

WELLS FARGO FUNDS TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE HIGH INCOME FUND

a series of

WELLS FARGO FUNDS TRUST

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated ___ 2010, for the Special Meeting of Shareholders of the Target Funds listed above to be held on ____, 2010. The Prospectus/Proxy Statement, into which this SAI has been incorporated by reference, may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

 INCORPORATION OF DOCUMENTS BY REFERENCE

IN STATEMENT OF ADDITIONAL INFORMATION

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1.

The Statement of Additional Information dated February 1, 2010, as supplemented from time to time, for Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Growth Equity Fund and Wells Fargo Advantage Large Cap Appreciation Fund, which was filed electronically with the Securities and Exchange Commission on January 28, 2010, File No. 811-09253, on Form N-1A, accession no. 0001193125-10-015854.

2.

The Statement of Additional Information dated December 1, 2009, as supplemented from time to time, for Wells Fargo Advantage Capital Growth Fund, which was filed electronically with the Securities and Exchange Commission on November 25, 2009, File No. 811-09253, on Form N-1A, accession no. 0001193125-09-242455.

3.

The Statement of Additional Information dated October 1, 2009, as supplemented from time to time, for Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Strategic Growth Fund and Wells Fargo Advantage Ultra Short-Term Income Fund, which was filed electronically with the Securities and Exchange Commission on September 28, 2009, File No. 811-09253, on Form N-1A, accession no. 0001193125-09-199137.

4.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Growth Equity Fund and Wells Fargo Advantage Large Cap Appreciation Fund for the fiscal year ended September 30, 2009, filed electronically with the Securities and Exchange Commission December 7, 2009, File No. 811-09253, accession no. 0000950123-09-068598.

5.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Wells Fargo Advantage Capital Growth Fund for the fiscal year ended July 31, 2009, filed electronically with the Securities and Exchange Commission on September 30, 2009, File No. 811-09253, accession no. 0000950123-09-047286.

6.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Strategic Growth Fund and Wells Fargo Advantage Ultra Short-Term Income Fund for the fiscal year ended May 31, 2009, filed electronically with the Securities and Exchange Commission on August 6, 2009, File No. 811-09253, accession no. 0000950123-09-030492.

7..

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual reports for Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Strategic Growth Fund and Wells Fargo Advantage Ultra Short-Term Income Fund for the fiscal period ended November 30, 2009, filed electronically with the Securities and Exchange Commission on February 4, 2010, File No. 811-09253, accession no. 0000950123-10-008858.

            [This SAI also contains unaudited Pro Forma Combining Financial Statements with respect to the Mergers in which the Wells Fargo Advantage Diversified Equity Fund, the Wells Fargo Advantage Growth Balanced Fund and the Wells Fargo Advantage Ultra Short-Term Income Fund are Acquiring Funds, as well as information regarding the Trustees of the Acquiring Funds.

Information Regarding the Trustees of the Acquiring Funds

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Fund’s prospectus entitled “Organization and Management of the Funds.”

General.

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of December 1, 2009, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex” or the “Trusts”). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74.

Information for Trustees, all of whom are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service [1]	Principal Occupation(s) During the Past 5 Years	Other Public Company or Investment Company Directorships during the Past 5 Years
INDEPENDENT TRUSTEES
Peter G. Gordon, 67	Trustee, since 1998, Chairman of Board and Governance Committee (Lead Independent Trustee from 2001 until 2005)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired.  President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation (insurance); Deluxe Corporation (financial and small business services)
Judith M. Johnson, 60	Trustee, since 2008, Chair of Audit Committee	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University. Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 57	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania since 1993. Director of the Pension Research Council and the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center.  Research associate, National Bureau of Economic Research.  Prior thereto, Professor at Cornell University from 1978 to 1993.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A

1 Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for election or be appointed as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts.  None of the current Trustees is an “interested person” of the Trust as that term is defined in the 1940 Act.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees.  Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Peter G. Gordon.    Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex.  In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.

Isaiah Harris, Jr.   Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005.  He also has been a director of Deluxe Corporation since 2003.  As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees.  Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.

Judith M. Johnson.   Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009.  She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008.   Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

David F. Larcker.  Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University.  He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University.  He has been a professor of accounting for over 30 years.  He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.

Olivia S. Mitchell.   Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006.  Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania.  She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania.  She has been a professor of economics, insurance and risk management for over 30 years.  She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.

Timothy J. Penny.  Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995.  He also serves as a member of the board of another non-profit organization.  Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota’s First Congressional District.

Donald C. Willeke.  Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  Previously, he served on the board of trustees of another registered investment company.  He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees – Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis.  The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund’s charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The Board has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund’s investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board.  The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others.  Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs.  Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

Risk oversight forms part of the Board’s general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities.  The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.  As part of its regular oversight of the Trusts, theBoard, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, sub-advisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions.  The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds’ performance.  The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers.  In addition, as part of the Board’s periodic review of the Funds’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.  With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust’s Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met once during 2009. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an “advisory board,” as such term is defined in Section 2(a)(1) of the 1940 Act (“Advisory Trustees”). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a “non-interested” Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during 2009. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee.  The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust’s valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team (“Management Valuation Team”) of Funds Management.  The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification.  Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee.  The Valuation Committee convened approximately four times during 2009.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Wells Fargo Advantage Growth Equity Fund to Wells Fargo Advantage Diversified Equity Fund in exchange for shares of Wells Fargo Advantage Diversified Equity Fund. The period presented covers the period from October 1, 2008 through September 30, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage Diversified Equity Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - September 30, 2009 (unaudited)

	Wells Fargo Advantage Growth Equity Fund		Wells Fargo Advantage Diversified Equity Fund		Wells Fargo Advantage Diversified Equity Fund Pro Forma
	Shares	Value	Shares	Value	Shares	Value
Investments in Affiliated Master Portfolios: 100.09%
Wells Fargo Advantage C&B Large Cap Value Portfolio	NA	-	NA	58,196,803	NA	58,196,803
Wells Fargo Advantage Disciplined Growth Portfolio	NA	6,858,244	NA	34,359,159	NA	41,217,403
Wells Fargo Advantage Emerging Growth Portfolio	NA	5,850,770	NA	8,170,277	NA	14,021,047
Wells Fargo Advantage Equity Income Portfolio	NA	-	NA	57,545,564	NA	57,545,564
Wells Fargo Advantage Equity Value Portfolio	NA	-	NA	58,047,404	NA	58,047,404
Wells Fargo Advantage Index Portfolio	NA	-	NA	174,085,195	NA	174,085,195
Wells Fargo Advantage International Core Portfolio	NA	10,735,055	NA	26,142,685	NA	36,877,740
Wells Fargo Advantage International Growth Portfolio	NA	10,859,214	NA	26,329,077	NA	37,188,291
Wells Fargo Advantage International Index Portfolio	NA	10,796,420	NA	26,132,907	NA	36,929,327
Wells Fargo Advantage International Value Portfolio	NA	10,827,361	NA	26,128,173	NA	36,955,534
Wells Fargo Advantage Large Cap Appreciation Portfolio	NA	-	NA	17,305,931	NA	17,305,931
Wells Fargo Advantage Large Company Growth Portfolio	NA	42,858,605	NA	122,228,553	NA	165,087,158
Wells Fargo Advantage Small Cap Index Portfolio	NA	16,670,544	NA	23,172,863	NA	39,843,407
Wells Fargo Advantage Small Company Growth Portfolio	NA	10,947,956	NA	15,160,422	NA	26,108,378
Wells Fargo Advantage Small Company Value Portfolio	NA	1,653,289	NA	2,315,510	NA	3,968,799
Wells Fargo Advantage Strategic Small Cap Value Portfolio	NA	15,108,379	NA	20,913,122	NA	36,021,501
Total Investments in Affiliated Master Portfolios (Cost $128,572,427, $656,650,582 and $785,223,009, respectively)		143,165,837		696,233,645		839,399,482
Total Investments in Securities (Cost $128,572,427, $656,650,582 and $785,223,009, respectively) 100.09%		143,165,837		696,233,645		839,399,482
Other Assets and Liabilities, Net (0.09%)		(78,405)		(634,746)		(713,151)
Total Net Assets 100.0%		$143,087,432		$695,598,899		$838,686,331

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

•     Level 1 – quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment  speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing each Fund’s investments in securities, which are carried at fair value, were as follows:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 –Significant Unobservable Inputs	Total
Wells Fargo Growth Equity Fund
Investments in affiliated Master Portfolios	$0	$143,165,837	$0	$143,165,837

Wells Fargo Diversified Equity Fund:
Investments in affiliated Master Portfolios	$0	$696,233,645	$0	$696,233,645

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Diversified Equity Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – September 30, 2009 (unaudited)

	Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund	Pro Forma Adjustments		Wells Fargo Advantage Diversified Equity Fund Pro Forma
Assets
Investments in affiliated Master Portfolios (see cost below)	$143,165,837	$696,233,645			$839,399,482
Cash	25,000	25,000			50,000
Receivable for Fund shares issued	33,862	11,360			45,222
Total assets	143,224,699	696,270,005			839,494,704

Liabilities
Payable for Fund shares redeemed	60,426	323,829			384,255
Payable to investment advisor and affiliates	19,716	151,035			170,751
Accrued expenses and other liabilities	57,125	196,242			253,367
Total liabilities	137,267	671,106			808,373
Total net assets	$143,087,432	$695,598,899			$838,686,331

NET ASSETS CONSIST OF
Paid-in capital	$144,570,657	$740,059,844			$884,630,501.00
Undistributed net investment income (loss)	(269,306)	4,853,827			4,584,521
Accumulated net realized loss on investments	(15,807,329)	(88,897,835)			(104,705,164)
Net unrealized appreciation of investments	14,593,410	39,583,063			54,176,473
Total net assets	$143,087,432	$695,598,899			$838,686,331
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$16,634,925	$85,503,509			$102,138,434
Shares outstanding – Class A	1,611,924	3,653,074	(901,210)	B	4,363,788
Net asset value per share – Class A	$10.32	$23.41			$23.41
Maximum offering price per share – Class A (based on a sales charge of 5.75%, 5.75% and 5.75%, respectively	$10.95	$24.84			$24.84
Net assets – Class B	$1,591,431	$10,839,178			$12,430,609
Shares outstanding – Class B	210,975	493,542	(138,512)	B	566,005
Net asset value per share – Class B	$7.54	$21.96			$21.96
Net assets – Class C	$485,254	$2,957,720			$3,442,974
Shares outstanding – Class C	56,905	131,886	(35,267)	B	153,524
Net asset value per share – Class C	$8.53	$22.43			$22.43
Net assets – Administrator Class	$120,405,033	$596,298,492	$3,970,789	A	$720,674,314
Shares outstanding – Administrator Class	11,249,958	25,408,435	(5,950,271)	B	30,708,122
Net asset value per share – Administrator Class	$10.70	$23.47			$23.47
Net assets – Institutional Class	$3,970,789		$(3,970,789)	A
Shares outstanding – Institutional Class	370,592		(370,592)	B
Net asset value per share – Institutional Class	$10.71
Investments, at cost	$128,572,427	$656,650,582			$785,223,009
[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the merger of Institutional Class of target fund into Administrator Class of the surviving fund.

B - Reflects the impact of converting shares of target fund into shares of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Diversified Equity Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months Ended September 30, 2009 (Unaudited)

	Wells Fargo Advantage Growth Equity Fund	Wells Fargo Advantage Diversified Equity Fund	Proforma Adjustments		Wells Fargo Advantage Diversified Equity Fund Pro Forma
Investment income
Dividends allocated from affiliated Master Portfolios[1]	$2,480,159	$14,303,814			$16,783,973
Expenses allocated from affiliated Master Portfolios	(990,277)	(3,644,085)	222,797	A	(4,411,565)
Waivers allocated from affiliated Master Portfolios	87,888	323,629	(19,729)	A	391,788
Total investment income	1,577,770	10,983,358	203,068		12,764,196
Expenses
Advisory fees	312,228	1,482,493			1,794,721
Administration fees
Fund level	62,446	296,499			358,945
Class A	40,681	199,640	(17,166)	B	223,155
Class B	4,712	31,642	(2,597)	B	33,757
Class C	1,258	7,166	(602)	B	7,822
Administrator Class	100,524	507,838	7,706	C	616,068
Institutional Class	6,165		(6,165)	D
Shareholder servicing fees
Class A	36,322	178,250			214,572
Class B	4,208	28,251			32,459
Class C	1,123	6,176	222	C	7,521
Administrator Class	251,311	1,268,958	19,901	C	1,540,170
Accounting fees	26,410	69,966	(69,455)	E	26,921
Distribution fees
Class B	12,622	84,753			97,375
Class C	3,369	19,195			22,564
Professional fees	35,644	36,484	(27,960)	F	44,168
Registration fees	41,659	36,006	(34,076)	F	43,589
Shareholder reports	6,872	56,456	(15,832)	F	47,496
Trustees' fees	10,578	10,578	(8,350)	F	12,806
Other fees and expenses	6,388	26,837	(736)	F	32,489
Total expenses	964,520	4,347,188	(155,111)		5,156,597
Less
Waived fees and/or reimbursed expenses	(263,681)	(1,420,303)	60,986	G	(1,622,998)
Expense reductions	(151)	(760)			(911)
Net expenses	700,688	2,926,125	(94,124)		3,532,689
Net investment income	877,082	8,057,233	297,192		9,231,507
Realized and unrealized gain (loss) on investments
Net realized loss from investment transactions allocated from Master Portfolios	(11,519,531)	(77,096,817)			(88,616,348)
Net change in unrealized appreciation (depreciation) from investment transactions allocated from Master Portfolios	(4,253,262)	17,291,905			13,038,643
Net realized and unrealized loss on investments	(15,772,793)	(59,804,912)			(75,577,705)
Net decrease in net assets resulting from operations	$(14,895,711)	$(51,747,679)			$(66,346,198)

1. Net of foreign withholding taxes of	$129,961	$323,833			$453,794
A	Reflects an adjustment for fees allocated from affiliated Master Portfolios necessary for the combined surviving fund.
B	Reflects a decrease based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects an increase based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects the elimination of class level fees which does not exist in the combined surviving fund.
E	Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
F	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
G	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

Wells Fargo Advantage Diversified Equity Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

September 30, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Diversified Equity Fund (“Wells Fargo Diversified Equity Fund”) and Wells Fargo Advantage Growth Equity Fund (“Wells Fargo Growth Equity Fund”) (each, a “Fund”) at September 30, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Wells Fargo Growth Equity Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Wells Fargo Growth Equity Fund by Wells Fargo Diversified Equity Fund, in a tax-free exchange for shares of Wells Fargo Diversified Equity Fund at net asset value. As a result of the Reorganization, Class A, Class B, Class C, Administrator Class and Institutional Class shareholders of Wells Fargo Growth Equity Fund would become shareholders of Class A, Class B, Class C, Administrator Class and Administrator Class, respectively, of Wells Fargo Diversified Equity Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Diversified Equity Fund and Wells Fargo Growth Equity Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Portfolio of Investments as though the combination had been effective on September 30, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 6 – Pro Forma Operating Expenses.

Following the Reorganization, the Wells Fargo Diversified Equity Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Wells Fargo Growth Equity Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo Diversified Equity Fund. As of September 30, 2009, securities held by Wells Fargo Growth Equity Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo Diversified Equity Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	ORGANIZATION

Wells Fargo Diversified Equity Fund and Wells Fargo Growth Equity Fund are gateway funds that seeks to achieve their investment objective by investing all or substantially all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses.

The investment objective of the Master Portfolios, which the Funds invest in are follows:

Wells Fargo Advantage C&B Large Cap Value Portfolio	The Portfolio seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Wells Fargo Advantage Disciplined Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Emerging Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Equity Income Portfolio	The Portfolio seeks long-term capital appreciation and dividend income.
Wells Fargo Advantage Equity Value Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Index Portfolio	The Portfolio seeks to replicate the total return of the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index), before expenses.
Wells Fargo Advantage International Core Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage International Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage International Index Portfolio

The Portfolio seeks to approximate the total return of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index,” or the “Index”), before expenses.

Wells Fargo Advantage International Value Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Large Cap Appreciation Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Large Company Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Small Cap Index Portfolio	The Portfolio seeks to replicate the total return of the Standard & Poor’s Small Cap 600 Composite Stock Price Index (S&P 600 Small Cap Index), before expenses.
Wells Fargo Advantage Small Company Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Small Company Value Portfolio	The Portfolio seeks to provide long-term capital appreciation.
Wells Fargo Advantage Strategic Small Cap Value Portfolio	The Portfolio seeks long-term capital appreciation by investing primarily in small capitalization securities.
3.	VALUATION OF SECURITIES

Investments in the Master Portfolios are valued daily based upon the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

4.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Diversified Equity Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Wells Fargo Diversified Equity Fund and Wells Fargo Growth Equity Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Wells Fargo Diversified Equity Fund and Wells Fargo Growth Equity Fund had $76,949,523 and $10,618,348, respectively, in capital loss carryforwards.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

5.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Diversified Equity Fund that would have been issued at September 30, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Wells Fargo Growth Equity Fund to be acquired as of September 30, 2009, divided by the net asset value per share of the shares of Wells Fargo Diversified Equity as of September 30, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at September 30, 2009:

Class of Shares	Shares of Wells Fargo Diversified Equity Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	3,653,074	710,714	4,363,788
Class B	493,542	72,463	566,005
Class C	131,886	21,638	153,524
Administrator Class	25,408,435	5,299,687	30,708,122
6.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the 12 month period ending September 30, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Diversified Equity Fund and Wells Fargo Growth Equity Fund for the twelve months ended September 30, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended September 30, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Diversified Equity Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Wells Fargo Advantage Stable Income Fund to Wells Fargo Advantage Ultra Short-Term Income Fund, in exchange for shares of Wells Fargo Advantage Ultra Short-Term Income Fund. The period presented covers the period from December 1, 2008 through November 30, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage Ultra Short-Term Income Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - November 30, 2009 (unaudited)

			Wells Fargo Advantage Stable Income Fund*		Wells Fargo Advantage Ultra Short-Term Income Fund		Wells Fargo Advantage Ultra Short-Term Income Fund Pro Forma
	Interest Rate	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Agency Securities 8.32%
Federal Home Loan Mortgage Corporation - 1.74%
FHLMC #1B0128 ±	3.41%	09/01/2031	$0	$0	$30,850	$31,990	$30,850	$31,990
FHLMC #1B4052 ±	0.05	04/01/2038	2,879,865	3,016,519	0	0	2,879,865	3,016,519
FHLMC #1G0052 ±	0.05	02/01/2035	2,068,620	2,135,166	0	0	2,068,620	2,135,166
FHLMC #555243	9.00	11/01/2016	0	0	188,876	208,886	188,876	208,886
FHLMC #555427	9.50	09/01/2020	0	0	480,389	559,196	480,389	559,196
FHLMC #555490	9.50	12/01/2016	0	0	149,287	161,094	149,287	161,094
FHLMC #555514	9.00	10/01/2019	0	0	163,786	187,744	163,786	187,744
FHLMC #555519	9.00	12/01/2016	0	0	1,571,617	1,750,436	1,571,617	1,750,436
FHLMC #786614 ±	3.76	08/01/2025	60,646	62,587	0	0	60,646	62,587
FHLMC #786823 ±	3.40	07/01/2029	0	0	15,745	16,111	15,745	16,111
FHLMC #788792 ±	3.56	01/01/2029	0	0	130,175	133,918	130,175	133,918
FHLMC #789272 ±	3.35	04/01/2032	0	0	237,006	243,423	237,006	243,423
FHLMC #789483 ±	3.23	06/01/2032	0	0	17,227	17,515	17,227	17,515
FHLMC #845151 ±	3.01	06/01/2022	48,187	49,379	0	0	48,187	49,379
FHLMC #846367 ±	3.67	04/01/2029	7,033	7,184	0	0	7,033	7,184
FHLMC #846990 ±	3.94	10/01/2031	0	0	95,161	97,467	95,161	97,467
FHLMC #884013	10.50	05/01/2020	0	0	414,960	478,195	414,960	478,195
FHLMC #A01734	9.00	08/01/2018	0	0	384,541	429,265	384,541	429,265
FHLMC #A01849	9.50	05/01/2020	0	0	75,599	86,672	75,599	86,672
FHLMC #C64637	7.00	06/01/2031	0	0	1,100,904	1,234,899	1,100,904	1,234,899
FHLMC #E02227	6.00	11/01/2021	1,402,306	1,511,657	0	0	1,402,306	1,511,657
FHLMC #E90573	6.00	07/01/2017	446,413	484,461	0	0	446,413	484,461
FHLMC #G01126	9.50	12/01/2022	0	0	990,693	1,116,705	990,693	1,116,705
FHLMC #G10747	7.50	10/01/2012	0	0	67,981	71,808	67,981	71,808
FHLMC #G11150	7.50	12/01/2011	0	0	32,130	33,512	32,130	33,512
FHLMC #G11200	8.00	01/01/2012	0	0	84,302	88,320	84,302	88,320
FHLMC #G11209	7.50	12/01/2011	0	0	22,505	23,472	22,505	23,472
FHLMC #G11229	8.00	01/01/2013	0	0	76,844	77,482	76,844	77,482
FHLMC #G11391	7.50	06/01/2012	0	0	208,684	219,637	208,684	219,637
FHLMC #G80118	10.00	11/17/2021	0	0	194,235	222,579	194,235	222,579
FHLMC #G90030	7.50	07/17/2017	500,258	531,930	0	0	500,258	531,930
				7,798,883		7,490,326		15,289,209
Federal National Mortgage Association - 6.06%
FNMA #100001	9.00	02/15/2020	0	0	395,161	454,213	395,161	454,213
FNMA #100255	8.33	07/15/2020	0	0	158,267	181,780	158,267	181,780
FNMA #100256	9.00	10/15/2021	0	0	313,620	355,474	313,620	355,474
FNMA #100259	7.50	12/15/2009	0	0	7	7	7	7
FNMA #149167	10.50	08/01/2020	0	0	16,842	19,559	16,842	19,559
FNMA #155506 ±	3.05	04/01/2022	65,207	66,119	0	0	65,207	66,119
FNMA #190722	9.50	03/01/2021	0	0	75,641	85,959	75,641	85,959
FNMA #190815 ±	3.36	07/01/2017	159,560	157,670	0	0	159,560	157,670
FNMA #190909	9.00	06/01/2024	0	0	402,743	465,182	402,743	465,182
FNMA #252870	7.00	11/01/2014	0	0	420,455	452,866	420,455	452,866
FNMA #253482	8.50	10/01/2030	80,406	92,878	0	0	80,406	92,878
FNMA #289517 ±	2.66	04/01/2034	1,075,207	1,095,006	0	0	1,075,207	1,095,006
FNMA #295541 ±	4.17	10/01/2032	2,532,249	2,618,126	0	0	2,532,249	2,618,126
FNMA #310010	9.50	12/01/2020	0	0	317,291	366,106	317,291	366,106
FNMA #323534	9.00	12/01/2016	0	0	1,025,237	1,145,476	1,025,237	1,145,476
FNMA #331866 ±	3.80	12/01/2025	18,331	18,538	0	0	18,331	18,538
FNMA #340181	7.00	12/01/2010	0	0	104,468	106,452	104,468	106,452
FNMA #344890	10.25	09/01/2021	0	0	274,640	313,669	274,640	313,669
FNMA #365418 ±	4.61	01/01/2023	0	0	53,952	54,726	53,952	54,726
FNMA #392647	9.00	10/01/2013	0	0	67,823	73,175	67,823	73,175
FNMA #420263 ±	2.72	10/01/2024	1,323,664	1,310,132	0	0	1,323,664	1,310,132
FNMA #420264 ±	2.76	07/01/2034	1,194,795	1,182,803	0	0	1,194,795	1,182,803
FNMA #458004	10.00	03/20/2018	0	0	150,722	167,221	150,722	167,221
FNMA #462209 ±	5.65	04/01/2036	2,136,513	2,240,224	0	0	2,136,513	2,240,224
FNMA #46698 ±	3.82	12/01/2015	9,849	9,889	0	0	9,849	9,889
FNMA #523850	10.50	10/01/2014	0	0	153,153	179,955	153,153	179,955
FNMA #535807	10.50	04/01/2022	0	0	540,333	626,083	540,333	626,083
FNMA #545117 ±	3.44	12/01/2040	0	0	788,310	805,696	788,310	805,696
FNMA #545131	8.00	03/01/2013	0	0	136,376	143,866	136,376	143,866
FNMA #545157	8.50	11/01/2012	0	0	29,468	31,488	29,468	31,488
FNMA #545325	8.50	07/01/2017	0	0	929,934	1,022,045	929,934	1,022,045
FNMA #545460 ±	3.04	11/01/2031	0	0	287,246	296,513	287,246	296,513
FNMA #545927	6.50	12/01/2015	477,953	517,146	0	0	477,953	517,146
FNMA #598559	6.50	08/01/2031	0	0	2,328,263	2,577,244	2,328,263	2,577,244
FNMA #604060 ±	3.15	09/01/2031	0	0	98,164	100,527	98,164	100,527
FNMA #604689 ±	2.61	10/01/2031	0	0	185,867	191,678	185,867	191,678
FNMA #631367	5.50	02/01/2017	853,548	924,110	0	0	853,548	924,110
FNMA #635070 ±	3.22	05/01/2032	0	0	118,491	121,001	118,491	121,001
FNMA #646643 ±	3.24	06/01/2032	0	0	228,730	236,180	228,730	236,180
FNMA #660508	7.00	05/01/2013	0	0	205,261	213,311	205,261	213,311
FNMA #675491 ±	4.43	04/01/2033	0	0	16,120	16,539	16,120	16,539
FNMA #686043 ±	2.78	07/01/2033	1,073,998	1,108,350	0	0	1,073,998	1,108,350
FNMA #693015 ±	3.06	06/01/2033	616,515	646,581	0	0	616,515	646,581
FNMA #724657 ±	5.04	07/01/2033	0	0	406,655	421,931	406,655	421,931
FNMA #725802 ±	4.43	08/01/2034	2,655,109	2,723,741	0	0	2,655,109	2,723,741
FNMA #732003 ±	2.12	09/01/2033	390,705	393,604	0	0	390,705	393,604
FNMA #734329 ±	3.01	06/01/2033	1,011,280	1,040,018	0	0	1,011,280	1,040,018
FNMA #735572	5.00	04/01/2014	775,737	805,376	0	0	775,737	805,376
FNMA #735977 ±	4.72	08/01/2035	1,310,741	1,364,678	0	0	1,310,741	1,364,678
FNMA #739757 ±	2.83	08/01/2033	1,394,954	1,434,291	0	0	1,394,954	1,434,291
FNMA #741447 ±	2.16	10/01/2033	983,756	1,007,956	0	0	983,756	1,007,956
FNMA #741454 ±	2.11	10/01/2033	1,255,273	1,287,662	0	0	1,255,273	1,287,662
FNMA #745649 ±	4.55	11/01/2035	1,804,009	1,879,237	0	0	1,804,009	1,879,237
FNMA #750805 ±	3.55	12/01/2033	822,061	850,711	0	0	822,061	850,711
FNMA #764265 ±	4.24	05/01/2034	1,319,243	1,373,477	0	0	1,319,243	1,373,477
FNMA #783249 ±	1.83	04/01/2044	554,454	554,301	0	0	554,454	554,301
FNMA #783251 ±	1.83	04/01/2044	2,117,946	2,117,821	0	0	2,117,946	2,117,821
FNMA #789463 ±	2.70	06/01/2034	4,013,697	4,121,946	0	0	4,013,697	4,121,946
FNMA #806504 ±	1.83	10/01/2034	855,912	855,713	0	0	855,912	855,713
FNMA #806505 ±	1.83	10/01/2044	897,452	897,202	0	0	897,452	897,202
FNMA #826179 ±	4.70	07/01/2035	1,600,717	1,670,017	0	0	1,600,717	1,670,017
FNMA #834933 ±	5.02	07/01/2035	1,757,638	1,809,880	0	0	1,757,638	1,809,880
FNMA #849014 ±	5.51	01/01/2036	1,216,924	1,274,822	0	0	1,216,924	1,274,822
FNMA #874245	5.48	01/01/2011	812,143	830,503	0	0	812,143	830,503
FNMA #936591 ±	5.66	04/01/2037	1,642,712	1,739,295	0	0	1,642,712	1,739,295
				42,019,823		11,225,922		53,245,745
Government National Mortgage Association - 0.49%
GNMA #780253	9.50	11/15/2017	0	0	108,312	119,659	108,312	119,659
GNMA #780267	9.00	11/15/2017	0	0	383,261	429,212	383,261	429,212
GNMA #780664	10.00	10/20/2017	0	0	318,948	355,706	318,948	355,706
GNMA #781310	8.00	01/15/2013	0	0	246,686	248,073	246,686	248,073
GNMA #781311	7.50	02/15/2013	0	0	240,426	241,705	240,426	241,705
GNMA #781540	7.00	05/15/2013	0	0	709,278	741,852	709,278	741,852
GNMA #781614	7.00	06/15/2033	0	0	1,949,760	2,192,733	1,949,760	2,192,733
				0		4,328,940		4,328,940
Small Business Adminstration - 0.03%
SBA #501224 ±	2.00	06/25/2015	38,125	38,183	0	0	38,125	38,183
SBA #502966 ±	4.48	05/25/2015	7,489	7,590	0	0	7,489	7,590
SBA #503405 ±	3.63	5/25/2016	52,766	53,840	0	0	52,766	53,840
SBA #503611 ±	3.13	12/25/2021	148,371	151,352	0	0	148,371	151,352
				250,965		0		250,965
Total Agency Securities (cost $48,588,679, $21,274,091 and $69,862,770, respectively)				50,069,671		23,045,188		73,114,859
Asset Backed Securities - 10.71%
American Express Issuance Trust Series 2007-1 Class A ±	0.44	09/15/2011	0	0	4,750,000	4,744,130	4,750,000	4,744,130
Asset Backed Securities Corporation Home Equity Series 2001-HE2 Class A1 ±	0.76	06/15/2031	70,239	44,114	0	0	70,239	44,114
Bank of America Securities Auto Trust Series 2006-G1 Class A4	5.17	12/20/2010	1,488,512	1,491,950	0	0	1,488,512	1,491,950
Capital Auto Receivables Asset Trust Series 2007-4 Class A3B ±	0.94	11/15/2011	0	0	3,400,000	3,402,529	3,400,000	3,402,529
Caterpillar Financial Asset Trust Series 2007-A Class A3B ±	0.71	06/25/2012	950,188	950,066	0	0	950,188	950,066
Caterpillar Financial Asset Trust Series 2008-A Class A2B ±	1.39	12/27/2010	287,037	287,204	0	0	287,037	287,204
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-5 Class 2M1 ±	1.14	05/25/2033	0	0	4,582,366	1,296,401	4,582,366	1,296,401
Chase Issuance Trust Series 2007-A18 Class A ±	0.50	01/15/2015	0	0	3,400,000	3,354,846	3,400,000	3,354,846
Chase Issuance Trust Series 2005-A8 Class A8 ±	0.28	10/15/2012	1,949,143	1,943,985	0	0	1,949,143	1,943,985
CitiFinancial Auto Issuance Trust ††	1.83	11/15/2012	1,104,514	1,108,380	0	0	1,104,514	1,108,380
College Loan Corporation Trust Series 2006-A Class A3 ±	0.37	10/25/2025	1,851,686	1,820,118	0	0	1,851,686	1,820,118
ContiMortgage Net Interest Margin Notes Series 1997-A Class A (i)(a)	7.23	10/16/2028	0	0	7,170,101	2,241	7,170,101	2,241
Countrywide Asset Backed Certificates Series 2003-BC1 Class A1 ±	1.04	03/25/2033	582,035	431,963	0	0	582,035	431,963
Countrywide Asset Backed Certificates Series 2003-SD2 Class A1 ††±	0.74	09/25/2033	135,661	97,631	0	0	135,661	97,631
Countrywide Asset Backed Certificates Series 2004-SD2 Class A1††±(i)	0.61	11/25/2033	345,242	258,337	0	0	345,242	258,337
Countrywide Asset Backed Certificates Series 2006-SD2 Class 1A1 ††±	0.59	11/25/2036	420,684	261,424	0	0	420,684	261,424
Countrywide Home Equity Loan Trust Series 2002-G Class A ±(i)	0.61	12/15/2038	123,887	91,468	0	0	123,887	91,468
Countrywide Home Equity Loan Trust Series 2005-M Class A1 ±	0.48	02/15/2036	910,097	350,734	0	0	910,097	350,734
Countrywide Asset-Backed Certificates Series 2007-S1 Class A1A ±	0.35	02/25/2037	0	0	1,796,933	1,353,340	1,796,933	1,353,340
Daimler Auto Trust Series 2008-B Class A2A	3.81	07/08/2011	0	0	1,395,941	1,406,184	1,395,941	1,406,184
Eastman Hill Funding Limited Series 1A Class A2 (i)(a)††	0.83	09/29/2031	0	0	1,316,676	444,498	1,316,676	444,498
Eastman Hill Funding Limited Series 1A Class A2E (i)(a)	0.83	09/29/2031	0	0	1,793,639	563,629	1,793,639	563,629
Fifth Third Home Equity Loan Trust Series 2003-1 Class A	0.49	09/20/2023	1,098,706	561,975	0	0	1,098,706	561,975
First Horizon ABS Trust Series 2004-HE1 Class A	0.45	01/25/2024	101,328	55,087	0	0	101,328	55,087
First Horizon ABS Trust Series 2004-HE3 Class A	0.53	10/25/2034	451,138	186,113	0	0	451,138	186,113
First Horizon ABS Trust Series 2006-HE1 Class A	0.40	10/25/2034	811,661	349,818	0	0	811,661	349,818
First Horizon ABS Trust Series 2007-HE1 Class A	0.37	09/25/2029	2,119,856	953,058	0	0	2,119,856	953,058
GCO Education Loan Funding Trust Series 2007-1A Class A4L	0.41	09/25/2020	1,468,523	1,450,901	0	0	1,468,523	1,450,901
GE Corporate Aircraft Financing LLC Series 2005-1A Class A3	0.50	08/26/2019	1,843,789	1,619,401	0	0	1,843,789	1,619,401
Greenpoint Home Equity Loan Trust Series 2004-1 Class A	0.70	07/25/2019	150,675	85,434	0	0	150,675	85,434
Greenpoint Home Equity Loan Trust Series 2004-3 Class A	0.70	03/15/2035	82,314	45,065	0	0	82,314	45,065
GSAMP Trust Series 2005-SEA2 Class A1	0.59	01/25/2045	1,288,415	872,852	0	0	1,288,415	872,852
GSAMP Trust Series 2006-SD2 Class A1	0.35	05/25/2036	326,406	298,162	0	0	326,406	298,162
Harley-Davidson Motorcycle Trust Series 2009-3 Class A2	0.94	04/16/2012	1,299,429	1,299,621	0	0	1,299,429	1,299,621
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1	0.52	01/20/2035	1,131,337	1,037,303	0	0	1,131,337	1,037,303
Home Equity Asset Trust Series 2003-6 Class M1 ±	0.94	02/25/2034	0	0	10,183,958	5,120,764	10,183,958	5,120,764
Home Equity Asset Trust Series 2003-7 Class M1 ±	1.21	03/25/2034	0	0	7,452,660	4,576,924	7,452,660	4,576,924
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.40	01/20/2036	1,675,475	1,461,065	0	0	1,675,475	1,461,065
Hyundai Auto Receivables Trust Series 2007-A Class A4	5.21	03/17/2014	1,624,286	1,721,635	0	0	1,624,286	1,721,635
KeyCorp Student Loan Trust Series 2006-A Class 2A2 ±	0.36	06/27/2025	1,299,429	1,149,587	0	0	1,299,429	1,149,587
Lehman Asset Backed Securities Corporation Series 2004-2 Class A ±(i)	0.68	06/25/2034	42,702	25,276	0	0	42,702	25,276
Mellon Residential Funding Corporation Series 1999-TBC3 Class A2 ±	0.73	10/20/2029	765,520	722,684	0	0	765,520	722,684
Mellon Residential Funding Corporation Series 2001-TBC1 Class ±	0.59	11/15/2031	460,258	426,467	0	0	460,258	426,467
Merrill Auto Trust Securitization Series 2007-1 Class A3 ±	0.29	03/15/2011	426,533	426,314	0	0	426,533	426,314
Morgan Stanley ABS Capital I Series 2003-NC10 Class M1 ±	1.26	10/25/2033	0	0	7,934,685	5,280,263	7,934,685	5,280,263
Morgan Stanley Dean Witter & Company Corporation Trust Series 2003-2 Class A ±(i)	0.50	04/25/2016	179,874	113,007	0	0	179,874	113,007
Mortgage Equity Conversion Asset Trust Series 2007-FF2 Class A ††±(a)	0.92	02/25/2042	2,986,000	2,803,557	0	0	2,986,000	2,803,557
National Collegiate Student Loan Trust Series 2006-2 Class AIO ( c )	6.00	08/25/2011	2,436,429	188,142	0	0	2,436,429	188,142
Renaissance Home Equity Loan Trust Series 2003-3 Class A ±	0.74	12/25/2033	981,710	633,406	0	0	981,710	633,406
Residential Asset Securities Corporation Series 2002-KS8 Class A6 °°	1.25	12/25/2032	1,178,858	882,477	0	0	1,178,858	882,477
Riverview HECM Trust Series 2007-1 Class A ††±(a)	0.95	05/25/2047	1,904,692	1,720,509	0	0	1,904,692	1,720,509
SASC Series 2006-GEL3 Class A1 ††±	0.36	07/25/2036	326,632	279,493	0	0	326,632	279,493
SBI Heloc Trust Series 2005-HE1 Class 1A ††±(i)	0.43	11/25/2035	1,019,261	491,600	0	0	1,019,261	491,600
SLC Student Loan Trust Series 2006-A Class A ±	0.35	04/16/2018	807,713	794,647	0	0	807,713	794,647
SLM Student Loan Trust Series 2006-C Class A2 ±	0.35	09/15/2020	1,624,286	1,560,390	0	0	1,624,286	1,560,390
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.71	03/25/2032	0	0	222,364	196,701	222,364	196,701
Structured Asset Investment Loan Trust Series 2003-BC10 Class M1 ±	1.36	10/25/2033	0	0	5,723,823	3,210,558	5,723,823	3,210,558
Structured Asset Investment Loan Trust Series 2003-BC3 Class M1 ±	1.66	04/25/2033	0	0	8,190,719	4,858,477	8,190,719	4,858,477
Triad Auto Receivables Owner Trust Series 2006-B Class A3	5.41	08/12/2011	35,932	36,083	0	0	35,932	36,083
Turquoise Card Backed Securities plc Series 2007-1 Class A ±	0.28	06/15/2010	1,949,143	1,934,806	0	0	1,949,143	1,934,806
US Education Loan Trust LLC Series 2007-1A Class A2 ††±	0.71	09/01/2019	1,949,143	1,948,388	0	0	1,949,143	1,948,388
USXL Funding LLC Series 2006-1A Class A ††(i)	5.38	04/15/2014	263,628	263,703	0	0	263,628	263,703
Wachovia Asset Securitization Incorporated Series 2002-HE2 Class A ±(i)(l)	0.67	12/25/2032	41,948	27,041	0	0	41,948	27,041
Wachovia Asset Securitization Incorporated Series 2003-HE2 Class AII1 ±(l)	0.50	06/25/2033	335,381	204,344	0	0	335,381	204,344
Wachovia Asset Securitization Incorporated Series 2004-HE1 Class A ±(l)	0.46	06/25/2034	420,439	212,054	0	0	420,439	212,054
Washington Mutual Master Note Trust Series 2007-A2 Class A2 ††±	0.27	05/15/2014	1,624,286	1,619,441	0	0	1,624,286	1,619,441
William Street Funding Corporation Series 2005-1 Class A ±††	0.55	01/23/2011	0	0	6,000,000	5,880,000	6,000,000	5,880,000
William Street Funding Corporation Series 2006-3 Class A ±(a)††	0.51	06/23/2012	0	0	7,200,000	6,696,000	7,200,000	6,696,000
World Omni Auto Receivables Trust Series 2007-B Class A4	5.39	05/15/2013	1,949,143	2,059,119	0	0	1,949,143	2,059,119
Total Asset Backed Securities (Cost $48,742,784, $82,546,494 and $131,289,278, respectively)				41,657,399		52,387,485		94,044,884
Collateralized Mortgage Obligations - 17.73%
Aames Mortgage Trust Series 2003-1 Class M1 ±	1.26	10/25/2033	0	0	8,520,697	5,675,967	8,520,697	5,675,967
Adjustable Rate Mortgage Trust Series 2007-2 Class 2A1 ±	0.45	06/25/2037	1,323,795	656,030	0	0	1,323,795	656,030
Bank of America Alternative Loan Trust Series 2004-9 Class 3A2	5.50	10/25/2034	0	0	1,744,912	1,706,287	1,744,912	1,706,287
Bank of America Commercial Mortgage Incorporated Series 2001-PB1 Class XP ±(i)††	1.78	05/11/2035	0	0	37,285,294	296,519	37,285,294	296,519
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88	11/10/2042	1,545,036	1,545,461	0	0	1,545,036	1,545,461
Bank of America Mortgage Securities Series 2002-G Class 2A1±	4.42	07/20/2032	32,954	30,405	0	0	32,954	30,405
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	3.93	10/20/2032	0	0	13,556	13,018	13,556	13,018
Bank of America Mortgage Securities Series 2003-A Class 2A2 ±	5.42	02/25/2033	126,314	107,220	0	0	126,314	107,220
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	09/11/2042	1,140,248	1,140,704	0	0	1,140,248	1,140,704
CDC Mortgage Capital Trust Series 2003-HE4 Class M1 ±	1.21	03/25/2034	0	0	10,616,802	6,723,586	10,616,802	6,723,586
Citicorp Mortgage Securities Incorporated Series 1992-7 Class A ±	3.13	03/25/2022	0	0	235,162	230,543	235,162	230,543
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	09/20/2021	0	0	268,304	265,629	268,304	265,629
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.93	06/19/2031	0	0	764,577	730,929	764,577	730,929
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	3.09	06/19/2031	0	0	451,508	426,869	451,508	426,869
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.46	09/25/2034	0	0	346,446	234,512	346,446	234,512
Countrywide Alternative Loan Trust Series 2005-14 Class 2A1 ±(i)	0.45	05/25/2035	639,799	298,670	0	0	639,799	298,670
Countrywide Alternative Loan Trust Series 2005-24 Class 2A1B ±(i)	1.94	07/20/2035	933,992	525,841	0	0	933,992	525,841
Countrywide Alternative Loan Trust Series 2005-27 Class 3A1 ±	1.99	08/25/2035	515,222	275,967	0	0	515,222	275,967
Countrywide Alternative Loan Trust Series 2007-0A3 Class 1A1 ±	0.38	04/25/2047	8,352	3,873	0	0	8,352	3,873
Countrywide Home Loans Series 2004-25 Class 1A3 ±	0.60	02/25/2035	983,286	458,436	0	0	983,286	458,436
Countrywide Home Loans Series 2004-29 Class 2A1 ±	0.57	02/25/2035	942,102	482,580	0	0	942,102	482,580
Countrywide Home Loans Series 2004-R1 Class 1AF ††±	0.64	11/25/2034	1,484,489	1,108,838	0	0	1,484,489	1,108,838
Credit Suisse First Boston Mortgage Securities Corporation Series 2001-CP4 Class A4	6.18	12/15/2035	1,280,044	1,325,063	0	0	1,280,044	1,325,063
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-AR17 Class 2A1 ±	4.21	12/19/2039	157,567	148,026	0	0	157,567	148,026
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR2 Class 2A1 ±	4.59	02/25/2033	46,958	44,439	0	0	46,958	44,439
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.46	01/25/2022	0	0	328,269	325,896	328,269	325,896
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	2.84	02/20/2021	0	0	90,217	90,157	90,217	90,157
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.00	09/25/2033	560,073	444,151	1,216,420	964,647	1,776,493	1,408,798
FHLMC Structured Pass-Through Securities Series T-31 Class A7 ±	0.49	05/25/2031	71,627	61,001	0	0	71,627	61,001
FHLMC Structured Pass-Through Securities Series T-35 Class A ±	0.52	09/25/2031	186,015	169,731	0	0	186,015	169,731
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	0	0	1,569,843	1,748,904	1,569,843	1,748,904
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	02/25/2043	1,014,965	1,126,612	0	0	1,014,965	1,126,612
FHLMC Structured Pass-Through Securities Series T-54 Class 4A ±	4.87	02/25/2043	1,173,693	1,158,849	0	0	1,173,693	1,158,849
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	1,756,043	1,949,209	0	0	1,756,043	1,949,209
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	1,412,003	1,567,324	0	0	1,412,003	1,567,324
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,682,156	1,906,620	0	0	1,682,156	1,906,620
FHLMC Structured Pass-Through Securities Series T-63 Class 1A1 ±	2.10	02/25/2043	1,098,667	1,034,736	0	0	1,098,667	1,034,736
Fifth Third Mortgage Loan Trust Series 2002-FTB1 Class 4A1 ±	6.58	11/19/2032	113,144	101,851	0	0	113,144	101,851
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	0	0	999,385	1,118,687	999,385	1,118,687
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	0	0	2,744,471	3,072,092	2,744,471	3,072,092
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	0	0	2,294,372	2,568,263	2,294,372	2,568,263
FNMA Grantor Trust Series 2001-T8 Class A3 ±	5.36	07/25/2041	0	0	5,412,177	5,709,142	5,412,177	5,709,142
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	0	0	3,194,908	3,720,071	3,194,908	3,720,071
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	343,225	387,631	0	0	343,225	387,631
FNMA Grantor Trust Series 2003-T4 Class 1A ±	0.46	09/26/2033	176,326	133,373	0	0	176,326	133,373
FNMA Series 1988-4 Class Z	9.25	03/25/2018	0	0	192,675	218,255	192,675	218,255
FNMA Series 1988-5 Class Z	9.20	03/25/2018	0	0	227,355	241,685	227,355	241,685
FNMA Series 1988-9 Class Z	9.45	04/25/2018	0	0	96,982	106,960	96,982	106,960
FNMA Series 1989-30 Class Z	9.50	06/25/2019	0	0	476,081	538,919	476,081	538,919
FNMA Series 1989-49 Class E	9.30	08/25/2019	0	0	101,693	113,633	101,693	113,633
FNMA Series 1990-111 Class Z	8.75	09/25/2020	0	0	95,603	104,718	95,603	104,718
FNMA Series 1990-119 Class J	9.00	10/25/2020	0	0	259,165	293,536	259,165	293,536
FNMA Series 1990-124 Class Z	9.00	10/25/2020	0	0	137,800	159,526	137,800	159,526
FNMA Series 1990-21 Class Z	9.00	03/25/2020	0	0	491,162	561,547	491,162	561,547
FNMA Series 1990-27 Class Z	9.00	03/25/2020	0	0	304,863	340,874	304,863	340,874
FNMA Series 1990-30 Class D	9.75	03/25/2020	0	0	166,813	195,336	166,813	195,336
FNMA Series 1990-77 Class D	9.00	06/25/2020	0	0	153,608	172,580	153,608	172,580
FNMA Series 1991-132 Class Z	8.00	10/25/2021	0	0	644,210	715,475	644,210	715,475
FNMA Series 1992-71 Class X	8.25	05/25/2022	0	0	216,551	238,667	216,551	238,667
FNMA Series 2002-90 Class A2	6.50	11/25/2042	422,164	460,901	0	0	422,164	460,901
FNMA Series 2003-W4 Class 3A	7.00	10/25/2042	890,425	982,251	0	0	890,425	982,251
FNMA Series 2004-W2 Class 2A2	7.00	02/25/2044	914,562	1,008,877	0	0	914,562	1,008,877
FNMA Series 2007-88 Class HC ±	5.23	09/25/2037	1,811,300	1,904,049	0	0	1,811,300	1,904,049
FNMA Series G-22 Class ZT	8.00	12/25/2016	0	0	1,270,225	1,410,743	1,270,225	1,410,743
FNMA Whole Loan Series 2001-W1 Class AV1 ±	0.48	08/25/2031	23,976	16,539	0	0	23,976	16,539
FNMA Whole Loan Series 2002-W4 Class A6 ±	5.05	05/25/2042	0	0	2,247,148	2,262,074	2,247,148	2,262,074
FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	408,974	455,752	0	0	408,974	455,752
FNMA Whole Loan Series 2002-W12 Class AV1 ±	0.60	02/25/2033	53,095	42,526	0	0	53,095	42,526
FNMA Whole Loan Series 2003-W11 Class A1 ±	4.40	06/25/2033	0	0	178,443	162,497	178,443	162,497
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	4.75	08/25/2042	0	0	78,592	84,799	78,592	84,799
FNMA Whole Loan Series 2003-W6 Class 6A ±	4.93	08/25/2042	0	0	6,703,823	7,013,306	6,703,823	7,013,306
GE Capital Commercial Mortgage Corporation Series 2000-1 Class A 2	6.50	01/15/2033	0	0	2,981,577	3,086,448	2,981,577	3,086,448
GE Capital Commercial Mortgage Corporation Series 2005-C2 Class A2	4.71	05/10/2043	787,189	793,266	0	0	787,189	793,266
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4 ±	5.05	07/10/2045	1,949,143	1,957,094	0	0	1,949,143	1,957,094
GMAC Commercial Mortgage Securities Incorporated Series 2000-C3 Class A2	6.96	12/25/2036	0	0	2,378,824	2,442,406	2,378,824	2,442,406
GMAC Commercial Mortgage Securities Incorporated Series 2005-C1 Class A2	4.47	05/10/2043	606,412	607,703	0	0	606,412	607,703
GMAC Mortgage Corporation Loan Trust Series 2001-HE3 Class A2 ±(i)	0.80	03/25/2027	182,515	130,224	0	0	182,515	130,224
GNMA Series 2007-69 Class TA ±	5.01	06/16/2031	0	0	3,006,006	3,119,152	3,006,006	3,119,152
Greenpoint Mortgage Funding Trust Series 2006-AR1 Class A1A ±	0.53	02/25/2036	1,334,785	597,306	0	0	1,334,785	597,306
Greenwich Capital Commercial Funding Corporation Series 2003-C2 Class A2	4.02	01/05/2036	767,598	773,355	0	0	767,598	773,355
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±(i)††	8.00	09/19/2027	0	0	152,460	155,093	152,460	155,093
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±††	0.64	06/25/2034	3,582,656	2,831,657	4,445,190	3,513,385	8,027,846	6,345,042
GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1 ±††	5.02	06/25/2034	0	0	3,733,947	2,866,101	3,733,947	2,866,101
GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF ††±	0.59	06/25/2034	2,335,586	1,884,936	0	0	2,335,586	1,884,936
GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF ††±	0.59	03/25/2035	2,214,040	1,421,191	0	0	2,214,040	1,421,191
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 ††±	0.54	03/25/2035	797,439	566,908	0	0	797,439	566,908
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1 ±††	0.59	01/25/2036	0	0	4,229,667	3,625,309	4,229,667	3,625,309
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 ±††	0.64	04/25/2036	0	0	4,217,400	3,304,472	4,217,400	3,304,472
GSR Mortgage Loan Trust Series 2004-1 Class 2A2 ±(i)	2.23	04/25/2032	0	0	1,920,643	1,467,902	1,920,643	1,467,902
Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A ±(i)	0.58	01/19/2035	901,799	532,869	0	0	901,799	532,869
Housing Securities Incorporated Series 1992-8 Class C ±	3.13	06/25/2024	0	0	105,261	100,301	105,261	100,301
Housing Securities Incorporated Series 1992-8 Class E ±	3.84	06/25/2024	0	0	262,477	258,286	262,477	258,286
INDYMAC Loan Trust Series 2005-L2 Class A1 ±	0.46	01/25/2011	330,027	142,072	0	0	330,027	142,072
JPMorgan Alternative Loan Trust Series 2006-A5 Class 1A2 ±	0.30	10/25/2036	0	0	650,452	618,620	650,452	618,620
JPMorgan Chase Commercial Mortgage Securities 2001 Class A3	6.26	03/15/2033	0	0	2,209,653	2,270,419	2,209,653	2,270,419
JPMorgan Mortgage Trust Series 2005-A2 Class 3A1 ±	4.87	04/25/2035	0	0	577,948	573,349	577,948	573,349
JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1 ±	5.09	06/25/2035	0	0	3,048,526	2,471,933	3,048,526	2,471,933
Lehman XS Trust Series 2007-5 Class P3 ±	6.31	05/25/2037	1,326,522	590,972	0	0	1,326,522	590,972
Lehman XS Trust Series 2007-6W Class A3 ±(a)	0.56	05/25/2037	174,495	54,339	0	0	174,495	54,339
Master Mortgages Trust Series 2002-3 Class 4A1 ±	3.03	10/25/2032	0	0	54,231	53,327	54,231	53,327
Merrill Lynch Mortgage Investors Incorporated Series 2003-A2 Class 2A2 ±	2.12	02/25/2033	318,334	243,964	0	0	318,334	243,964
MLCC Mortgage Investors Incorporated Series 2003-A Class 2A2 ±	1.21	03/25/2028	571,484	454,175	0	0	571,484	454,175
MLCC Mortgage Investors Incorporated Series 2003-B Class A1 ±	0.58	04/25/2028	596,277	472,179	0	0	596,277	472,179
MLCC Mortgage Investors Incorporated Series 2004-A Class A1 ±	0.47	04/25/2029	446,189	357,970	0	0	446,189	357,970
Morgan Stanley Dean Witter Capital I Series 2003-HYB1 Class A3 ±	2.71	03/25/2033	759,702	663,414	0	0	759,702	663,414
Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A ±(i)	0.78	11/25/2015	549,557	346,015	0	0	549,557	346,015
Morgan Stanley Mortgage Trust Series 35 Class 2 (i)(d)	100.00	04/20/2021	0	0	88	23	88	23
Option One Mortgage Loan Trust Series 2003-1 Class A2 ±	1.08	02/25/2033	231,838	159,737	0	0	231,838	159,737
Prudential Home Mortgage Securities Series 1988-1 Class A ±	3.53	04/25/2018	0	0	43,640	42,533	43,640	42,533
Resecuritization Mortgage Trust Series 1998-B Class A ±(i)††	0.49	04/26/2021	0	0	14,416	14,416	14,416	14,416
Residential Funding Mortgage Securities Incorporated Series 2002-HS3 Class 2A ±	0.58	08/25/2032	121,605	55,599	0	0	121,605	55,599
Residential Finance LP Series 2003-C Class B3 ±(a)††	1.64	09/10/2035	0	0	10,260,174	5,807,258	10,260,174	5,807,258
Residential Finance LP Series 2003-C Class B4 ±(a)††	1.84	09/10/2035	0	0	6,080,103	2,984,115	6,080,103	2,984,115
Residential Funding Mortgage Securities Incorporated Series 2003-HS1 Class AII ±	0.53	12/25/2032	152,736	87,043	0	0	152,736	87,043
Residential Funding Mortgage Securities Incorporated Series 2004-HS3 Class A ±	0.50	09/25/2029	335,366	97,992	0	0	335,366	97,992
Sequoia Mortgage Trust Series 10 Class 1A ±	0.64	10/20/2027	928,575	795,532	0	0	928,575	795,532
Sequoia Mortgage Trust Series 2003-2 Class A1 ±	0.90	06/20/2033	277,457	223,635	0	0	277,457	223,635
Sequoia Mortgage Trust Series 2003-8 Class A1 ±	0.56	01/20/2034	790,873	597,191	0	0	790,873	597,191
Sequoia Mortgage Trust Series 5 Class A ±	0.59	10/19/2026	360,486	269,727	0	0	360,486	269,727
Small Business Administration Participation Certificates Series 1999-20B Class 1	5.95	02/01/2019	1,768,843	1,909,092	0	0	1,768,843	1,909,092
Small Business Administration Participation Certificates Series 2000-10C Class 1	7.88	05/01/2010	20,779	21,207	0	0	20,779	21,207
Saco I Trust Series 2005-2 Class A ±(i)††	0.44	04/25/2035	0	0	70,822	28,324	70,822	28,324
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	4.64	11/25/2020	0	0	880,014	844,672	880,014	844,672
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A1 ±	8.91	10/25/2024	0	0	3,987,870	3,779,683	3,987,870	3,779,683
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.80	10/25/2024	0	0	580,956	550,604	580,956	550,604
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.76	02/25/2028	0	0	439,450	381,409	439,450	381,409
Structured Asset Securities Corporation Series 1998-RF1 Class A ±(i)††	8.55	04/15/2027	0	0	3,324,767	3,108,302	3,324,767	3,108,302
Structured Asset Securities Corporation Series 1998-RF2 Class A ±(i)††	8.26	07/15/2027	0	0	4,244,464	3,886,432	4,244,464	3,886,432
Structured Asset Securities Corporation Series 2003-9A Class 2A1 ±	3.35	03/25/2033	353,270	324,289	0	0	353,270	324,289
Structured Asset Securities Corporation Series 2004-NP2 Class A ††±	0.59	06/25/2034	648,185	351,616	0	0	648,185	351,616
Structured Asset Securities Corporation Series 2005-GEL4 Class A ±	0.59	08/25/2035	484,151	417,134	0	0	484,151	417,134
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 ††	6.00	10/25/2036	2,052,301	1,623,940	0	0	2,052,301	1,623,940
Structured Asset Securities Corporation Series 2006-RM1 Class A1 ††±(a)	0.49	08/25/2046	496,001	377,210	0	0	496,001	377,210
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ††±(a)	0.52	05/25/2047	1,326,749	854,692	0	0	1,326,749	854,692
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	0.72	12/25/2034	0	0	183,284	147,087	183,284	147,087
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A4 ±(l)	5.29	07/15/2042	1,624,286	1,637,606	0	0	1,624,286	1,637,606
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR1 Class A6 ±	3.77	03/25/2033	357,155	310,410	0	0	357,155	310,410
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1 Class A1A ±(i)	0.68	01/25/2045	1,246,399	846,628	0	0	1,246,399	846,628
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±(i)	0.47	04/25/2045	490,945	334,912	0	0	490,945	334,912
Washington Mutual Mortgage Pass-Through Certificates Series 2005-C3 Class A4 ±	2.72	07/25/2047	1,384,613	485,341	0	0	1,384,613	485,341
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A ±(i)	1.76	02/25/2046	1,051,622	577,977	0	0	1,051,622	577,977
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA ±	1.60	06/25/2046	1,152,152	438,011	0	0	1,152,152	438,011
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5 Class 5A ±	1.62	07/25/2046	1,886,961	762,168	0	0	1,886,961	762,168
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.61	08/25/2032	0	0	372,751	363,355	372,751	363,355
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.61	08/25/2032	0	0	328,614	312,335	328,614	312,335
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12/28/2037	0	0	1,262,338	929,279	1,262,338	929,279
Total Collateralized Mortgage Obligations (Cost $65,854,634, $122,934,270 and $188,788,904, respectively)				52,043,834		103,663,178		155,707,012
Corporate Bonds & Notes - 46.29%
Amusement & Recreation Services - 0.10%
San Manuel Entertainment Authority Series 04-B ±††	2.46	12/01/2010	0	0	900,000	900,000	900,000	900,000
Automotive Repair, Services & Parking - 0.38%
Autozone Incorporated	5.88	10/12/2015	0	0	3,000,000	3,296,460	3,000,000	3,296,460
Banking - 1.15%
Banco Santander Chile††	2.88	11/13/2012	0	0	4,000,000	4,025,247	4,000,000	4,025,247
Barclays Bank plc	2.50	01/23/2013	0	0	3,000,000	3,009,303	3,000,000	3,009,303
Westpac Banking Corporation	2.25	11/19/2012	0	0	3,000,000	3,022,914	3,000,000	3,022,914
				0		10,057,464		10,057,464
Beverages - 0.29%
Anheuser Busch Inbev Wor††	3.00	10/15/2012	0	0	2,495,000	2,535,660	2,495,000	2,535,660
Business Services - 0.37%
Thompson Corporation	6.20	01/15/2012	0	0	3,000,000	3,286,050	3,000,000	3,286,050
Chemicals - 0.20%
Dow Chemical Company	6.13	02/01/2011	0	0	1,720,000	1,793,262	1,720,000	1,793,262
Chemicals & Allied Products - 1.32%
Clorox Company	4.20	01/15/2010	0	0	3,850,000	3,866,297	3,850,000	3,866,297
Mosaic Company Senior Notes ††	7.38	12/01/2014	0	0	3,095,000	3,295,900	3,095,000	3,295,900
Praxair Incorporated	6.38	04/01/2012	0	0	4,000,000	4,442,900	4,000,000	4,442,900
				0		11,605,097		11,605,097
Communications - 4.01%
British Telecommunications plc	9.13	12/15/2010	0	0	4,000,000	4,293,556	4,000,000	4,293,556
CBS Corporation	6.63	05/15/2011	0	0	3,830,000	4,010,661	3,830,000	4,010,661
Cingular Wireless Services	8.13	05/01/2012	0	0	3,000,000	3,441,609	3,000,000	3,441,609
Comcast Cable Communications LLC «	6.75	01/30/2011	0	0	5,000,000	5,302,155	5,000,000	5,302,155
Cox Communications Incorporated	4.63	01/15/2010	0	0	1,000,000	1,003,870	1,000,000	1,003,870
Cox Communications Incorporated ††	7.75	11/01/2010	0	0	1,000,000	1,050,850	1,000,000	1,050,850
Cox Enterprises Incorporated	7.88	09/15/2010	0	0	3,000,000	3,130,272	3,000,000	3,130,272
Sprint Capital Corporation	7.63	01/11/2030	0	0	2,500,000	2,525,000	2,500,000	2,525,000
Time Warner Cable Incorporated	5.40	07/02/2012	0	0	3,000,000	3,232,986	3,000,000	3,232,986
Verizon Global Funding Corporation	7.25	12/01/2010	0	0	2,200,000	2,337,152	2,200,000	2,337,152
Viacom Incorporated ±	5.75	04/30/2011	0	0	4,713,000	4,945,879	4,713,000	4,945,879
				0		35,273,990		35,273,990
Depository Institutions - 5.40%
Allfirst Preferred Capital Trust ±	1.78	07/15/2029	0	0	5,000,000	3,221,800	5,000,000	3,221,800
American Express Bank FSB ±	1.09	12/10/2010	3,086,143	3,115,385	0	0	3,086,143	3,115,385
Bank of New York Mellon Corporation ±	0.44	06/26/2012	0	0	2,700,000	2,712,528	2,700,000	2,712,528
BB&T Corporation	3.85	07/27/2012	812,143	846,995	0	0	812,143	846,995
Central Fidelity Capital I Series A ±	1.28	04/15/2027	0	0	7,500,000	4,563,270	7,500,000	4,563,270
Dexia Credit Local ††	2.38	09/23/2011	812,143	834,986	0	0	812,143	834,986
GMAC LLC «	2.20	12/19/2012	1,949,143	1,994,105	0	0	1,949,143	1,994,105
Hudson United Bank Mahwah NJ Series BKNT	7.00	05/15/2012	0	0	1,925,000	2,082,617	1,925,000	2,082,617
Inter-American Development Bank ±	0.72	05/20/2014	0	0	6,000,000	6,000,166	6,000,000	6,000,166
JPMorgan Chase & Company Series 3 ±	0.53	12/26/2012	0	0	8,500,000	8,570,193	8,500,000	8,570,193
M&I Marshall & Ilsley Bank Series BN ±	0.60	12/04/2012	0	0	4,000,000	2,916,592	4,000,000	2,916,592
PNC Funding Corporation ±	0.42	01/31/2012	0	0	2,000,000	1,944,052	2,000,000	1,944,052
PNC Funding Corporation ±	0.49	04/01/2012	0	0	2,100,000	2,111,260	2,100,000	2,111,260
Regions Bank RF ±	0.95	12/10/2010	1,137,000	1,145,113	0	0	1,137,000	1,145,113
Sovereign Bank	1.99	08/01/2013	974,571	946,196	0	0	974,571	946,196
State Street Bank & Trust Company Series FRN ±	0.50	09/15/2011		0	3,000,000	3,011,706	3,000,000	3,011,706
Suntrust Bank Atlanta GA ±	0.95	12/16/2010	1,461,857	1,472,771	0	0	1,461,857	1,472,771
				10,355,551		37,134,184		47,489,735
Diversified Financial Services - 0.96%
Ameritrade Holding Company	2.95	12/01/2012	0	0	3,500,000	3,519,551	3,500,000	3,519,551
Discover Financial Services±	0.83	06/11/2010	0	0	5,000,000	4,947,360	5,000,000	4,947,360
				0		8,466,911		8,466,911
Eating & Drinking Places - 0.74%
Darden Restaurants Incorporated	5.63	10/15/2012	0	0	3,000,000	3,241,050	3,000,000	3,241,050
Yum! Brands Incorporated	8.88	04/15/2011	0	0	3,000,000	3,276,714	3,000,000	3,276,714
				0		6,517,764		6,517,764
Electric Intergrated: 0.35%
Ohio Power Company	5.30	11/01/2010	0	0	3,000,000	3,116,316	3,000,000	3,116,316
Electric, Gas & Sanitary Services - 4.11%
Allegheny Energy Supply ††	8.25	04/15/2012	0	0	3,000,000	3,313,347	3,000,000	3,313,347
Allied Waste North America Incorporated Series B	5.75	02/15/2011	0	0	5,972,000	6,264,730	5,972,000	6,264,730
Carolina Power & Light Company	6.50	07/15/2012	0	0	3,000,000	3,342,168	3,000,000	3,342,168
Duke Energy Field Services LLC	7.88	08/16/2010	1,104,514	1,154,047	0	0	1,104,514	1,154,047
Energy Transfer Partners LP	5.65	08/01/2012	0	0	2,000,000	2,139,006	2,000,000	2,139,006
Entergy Gulf States Incorporated ±	0.76	12/01/2009	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Entergy Gulf States Incorporated	5.12	08/01/2010	0	0	3,000,000	3,001,929	3,000,000	3,001,929
Nevada Power Company Series A	8.25	06/01/2011	0	0	2,400,000	2,609,822	2,400,000	2,609,822
Ohio Power Company ±	0.46	04/05/2010	0	0	4,000,000	3,999,156	4,000,000	3,999,156
Peoples Energy Corporation	6.90	01/15/2011	0	0	3,000,000	3,164,289	3,000,000	3,164,289
Salton Sea Funding Corporation Series C	7.84	05/30/2010		0	2,071,861	2,085,846	2,071,861	2,085,846
				1,154,047		34,920,293		36,074,340
Electronic - 0.21%
Thermo Fisher Scientific ††	2.15	12/28/2012	0	0	1,860,000	1,865,329	1,860,000	1,865,329
Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 1.97%
Agilent Technologies Incorporated	4.45	09/14/2012	0	0	4,500,000	4,655,322	4,500,000	4,655,322
BAE Systems Holdings Incorporated ††	6.40	12/15/2011	1,461,857	1,485,896	4,000,000	4,291,528	5,461,857	5,777,424
National Semiconductor Corporation ±	0.55	06/15/2010	0	0	7,000,000	6,906,011	7,000,000	6,906,011
				1,485,896		15,852,861		17,338,757
Financial - 0.35%
Grand Metro Investment Corporation	9.00	08/15/2011	0	0	2,750,000	3,093,255	2,750,000	3,093,255
Financial Services - 0.18%
Massmutual Global Funding II ††	3.63	07/16/2012	0	0	1,500,000	1,559,718	1,500,000	1,559,718
Food - 0.23%
Ahold Finance USA LLC	8.25	07/15/2010	0	0	1,980,000	2,063,360	1,980,000	2,063,360
Food & Kindred Products - 2.14%
General Mills Incorporated ±	0.41	01/22/2010	2,241,515	2,241,599	5,000,000	5,000,185	7,241,515	7,241,784
HJ Heinz Company ††	15.59	12/01/2008	0	0	4,000,000	5,059,360	4,000,000	5,059,360
Kraft Foods Incorporated	6.25	06/01/2012	0	0	3,000,000	3,279,474	3,000,000	3,279,474
Sara Lee Corporation	6.25	09/15/2011	0	0	2,973,000	3,201,820	2,973,000	3,201,820
				2,241,599		16,540,839		18,782,438
Food Stores - 0.66%
Safeway Incorporated ±	6.50	03/01/2011	0	0	5,425,000	5,764,307	5,425,000	5,764,307

Gas Distribution - 0.48%
Florida Gas Transmission Company††	7.63	12/01/2010	0	0	4,000,000	4,214,836	4,000,000	4,214,836
General Merchandise Stores - 1.26%
CVS Caremark Corporation ±	0.66	06/01/2010	1,299,429	1,299,943	0	0	1,299,429	1,299,943
Federated Retail Holdings Incorporated	5.35	03/15/2012	0	0	3,000,000	3,000,000	3,000,000	3,000,000
JCPenney Company Incorporated	8.00	03/01/2010	0	0	3,400,000	3,438,250	3,400,000	3,438,250
Kohls Corporation	7.38	10/15/2011	0	0	3,000,000	3,296,592	3,000,000	3,296,592
				1,299,943		9,734,842		11,034,785
Holding Company – Diversified: 0.39%
Hutchison Whampoa International††	7.00	02/16/2011	0	0	3,233,000	3,437,759	3,233,000	3,437,759
Industrial & Commercial Machinery & Computer Equipment - 1.15%
Black & Decker Corporation	7.13	06/01/2011	0	0	3,500,000	3,759,560	3,500,000	3,759,560
Hewlett-Packard Company ±	1.31	05/27/2011	324,857	336,174	3,000,000	3,047,433	3,324,857	3,383,607
Ingersoll-Rand Global Holding Company Limited ±	1.77	08/13/2010	0	0	3,000,000	2,988,756	3,000,000	2,988,756
				336,174		9,795,749		10,131,923
Insurance Carriers - 1.88%
Metropolitan Life Global Funding I ††±	0.55	03/15/2012	1,299,429	1,266,030	0	0	1,299,429	1,266,030
Prudential Financial Incorporated Series MTN	5.10	12/14/2011	0	0	3,000,000	3,160,434	3,000,000	3,160,434
Sun Life Financial Global Funding LP ±††	0.53	07/06/2010	0	0	5,000,000	4,975,420	5,000,000	4,975,420
UnitedHealth Group Incorporated ±	1.58	02/07/2011	0	0	4,000,000	4,015,464	4,000,000	4,015,464
WellPoint Incorporated	5.00	01/15/2011	0	0	3,000,000	3,114,186	3,000,000	3,114,186
				1,266,030		15,265,504		16,531,534
Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 0.59%
Xerox Corporation	7.13	06/15/2010	0	0	5,000,000	5,149,705	5,000,000	5,149,705
Media - 0.49%
Reed Elsevier Capital Incorporated	6.75	08/01/2011	0	0	4,000,000	4,327,488	4,000,000	4,327,488
Medical Products - 0.49%
Hospira Incorporated	5.55	03/30/2012	0	0	4,000,000	4,317,200	4,000,000	4,317,200
Miscellaneous Retail - 0.40%
CVS Caremark Corporation ††	7.77	01/10/2012	0	0	3,216,585	3,507,728	3,216,585	3,507,728
Motion Pictures - 0.40%
Historic TW Incorporated	9.13	01/15/2013	0	0	3,000,000	3,522,507	3,000,000	3,522,507
Non-Depository Credit Institutions - 3.42%
American Express Credit Corporation Series MTN ±††	0.68	02/05/2010	0	0	5,000,000	4,998,835	5,000,000	4,998,835
American Express Credit Corporation Series MTN ±	1.63	05/27/2010	1,396,886	1,400,936	0	0	1,396,886	1,400,936
Everest Reinsurance Holdings Incorporated	8.75	03/15/2010	0	0	3,000,000	3,053,778	3,000,000	3,053,778
General Electric Capital Corporation ±	0.37	04/28/2011	0	0	8,500,000	8,423,900	8,500,000	8,423,900
General Electric Capital Corporation ±	0.61	06/08/2012	1,786,714	1,799,744	0	0	1,786,714	1,799,744
General Electric Capital Corporation «	2.63	12/28/2012	1,949,143	2,020,434	0	0	1,949,143	2,020,434
Nissan Motor Acceptance Corporation Series 144A ††	4.63	03/08/2010	0	0	3,000,000	2,998,056	3,000,000	2,998,056
Unilever Capital Corporation	7.13	11/01/2010		0	5,000,000	5,308,665	5,000,000	5,308,665
				5,221,114		24,783,234		30,004,348
Office Supplies - 0.37%
Staples Incorporated	7.75	04/01/2011	0	0	3,000,000	3,236,634	3,000,000	3,236,634
Oil & Gas: 0.68%
Kerr-MCgee Corporation	6.88	09/15/2011	0	0	3,100,000	3,357,002	3,100,000	3,357,002
Western Oil Sands Incorporated	8.38	05/01/2012	0	0	2,315,000	2,627,898	2,315,000	2,627,898
				0		5,984,900		5,984,900
Oil & Gas Extraction - 1.26%
Devon Financing Corporation	6.88	09/30/2011	0	0	3,334,000	3,643,752	3,334,000	3,643,752
Enterprise Products Partners Operating LP	7.50	02/01/2011	0	0	3,000,000	3,184,725	3,000,000	3,184,725
Weatherford International Incorporated	5.95	06/15/2012	0	0	2,020,000	2,184,913	2,020,000	2,184,913
XTO Energy Incorporated	5.00	08/01/2010	0	0	2,000,000	2,054,560	2,000,000	2,054,560
				0		11,067,950		11,067,950
Petroleum Refining & Related Industries - 0.37%
Valero Energy Corporation	6.88	04/15/2012	0	0	3,000,000	3,283,755	3,000,000	3,283,755
Pharmaceuticals - 0.55%
Pfizer Incorporated ±	2.25	03/15/2011	0	0	4,000,000	4,102,560	4,000,000	4,102,560
Pfizer Incorporated	4.45	03/15/2012	649,714	692,315	0	0	649,714	692,315
				692,315		4,102,560		4,794,875
Pipelines - 1.29%
Enterprise Products Operating LLC	7.63	02/15/2012	0	0	1,500,000	1,665,090	1,500,000	1,665,090
Kinder Morgan Energy Partners	6.75	03/15/2011	0	0	2,839,000	3,022,388	2,839,000	3,022,388
Plains All American Pipeline LP PAA Finance Corporation	7.75	10/15/2012	0	0	3,130,000	3,563,771	3,130,000	3,563,771
Williams Companies Incorporated ††	6.38	10/01/2010	0	0	3,000,000	3,069,162	3,000,000	3,069,162
				0		11,320,411		11,320,411
Railroad Transportation - 0.51%
CSX Corporation	6.75	03/15/2011	0	0	4,180,000	4,452,778	4,180,000	4,452,778
Real Estate Investment Trusts (REITS) - 1.51%
HRPT Properties Trust ±	0.90	03/16/2011	0	0	2,501,000	2,309,934	2,501,000	2,309,934
Nationwide Health Properties Incorporated	6.50	07/15/2011	0	0	2,500,000	2,608,325	2,500,000	2,608,325
ProLogis Trust	5.25	11/15/2010	1,624,286	1,634,400	0	0	1,624,286	1,634,400
Simon Property Group LP	4.88	08/15/2010	0	0	3,060,000	3,129,783	3,060,000	3,129,783
Washington Real Estate Investment Trust	5.95	06/15/2011	0	0	3,480,000	3,562,260	3,480,000	3,562,260
				1,634,400		11,610,302		13,244,702
Retail - 0.38%
Target Corporation	5.88	03/01/2012	0	0	3,019,000	3,312,519	3,019,000	3,312,519
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.72%
Morgan Stanley	3.25	12/01/2011	0	0	6,000,000	6,280,470	6,000,000	6,280,470
Telecommunications - 0.10%
Cellco Partnership / Verizon Wirelss Capital LLC	3.75	05/20/2011	812,143	841,297	0	0	812,143	841,297
Transportation - 0.37%
Ryder System Incorporated	5.95	05/02/2011	0	0	3,091,000	3,214,458	3,091,000	3,214,458
Transportation Equipment - 0.69%
Lockheed Martin Corporation	8.20	12/01/2009	0	0	6,032,000	6,032,000	6,032,000	6,032,000
Waste Management - 0.47%
Waste Management Incorporated	6.38	11/15/2012	0	0	3,705,000	4,102,821	3,705,000	4,102,821
Wholesale Trade Non-Durable Goods - 0.95%
Brown-Forman Corporation ±	0.39	04/01/2010	0	0	5,000,000	4,999,635	5,000,000	4,999,635
Mckesson Corporation	7.75	02/01/2012	0	0	3,000,000	3,316,380	3,000,000	3,316,380
				0		8,316,015		8,316,015
Total Corporate Bonds & Notes (Cost $26,196,802, $380,889,001 and $407,085,803, respectively)				26,528,366		380,017,245		406,545,611
Foreign Corporate Bonds @ - 2.65%
Covidien International Finance	5.15	10/15/2010	0	0	2,910,000	3,019,806	2,910,000	3,019,806
Rogers Wireless Incorporated	9.63	05/01/2011	0	0	3,500,000	3,872,663	3,500,000	3,872,663
Telecom Italia Capital ±	0.76	02/01/2011	0	0	2,000,000	1,985,312	2,000,000	1,985,312
Telefonica Europe BV	7.75	09/15/2010	0	0	3,500,000	3,684,254	3,500,000	3,684,254
Vodafone Group plc ±	0.64	06/15/2011	0	0	5,000,000	5,006,930	5,000,000	5,006,930
Westfield Capital Corporation Limited ††	4.38	11/15/2010	0	0	3,500,000	3,550,190	3,500,000	3,550,190
Woolworths Limited ††	5.25	11/15/2011	0	0	2,000,000	2,107,264	2,000,000	2,107,264
Total Foreign Corporate Bonds (Cost $0, $22,636,251 and $22,636,251, respectively)				0		23,226,419		23,226,419
Foreign Government Bonds - 1.25%
Commonwealth Bank of Australia ††	2.50	12/10/2012	1,299,429	1,340,434	0	0	1,299,429	1,340,434
Husky Energy Incorporated	6.25	06/15/2012	0	0	3,000,000	3,272,691	3,000,000	3,272,691
Rio Tinto Alcan Incorporated	6.45	03/15/2011	0	0	2,790,000	2,930,736	2,790,000	2,930,736
Societe Financement de L’economie Francaise ††	2.23	06/11/2012	812,143	830,269	0	0	812,143	830,269
Telecom Italia Capital	4.88	10/01/2010	0	0	2,500,000	2,570,425	2,500,000	2,570,425
Total Foreign Government Bonds (Cost $2,101,998, $8,630,005 and $10,732,003, respectively)				2,170,703		8,773,852		10,944,555
Municipal Bonds & Notes - 4.67%
California - 0.48%
Alameda County CA Capital Appreciation Taxable-Series B (Other Revenue, MBIA Insured)	3.95	12/01/2009	0	0	4,185,000	4,185,000	4,185,000	4,185,000
Colorado - 0.26%
Colorado Student Obligation Bond Authority Student Loan Revenue Series VIII-A2 (Educational Facilities Revenue) ±(i)	0.21	12/01/2032	2,274,000	2,274,001	0	0	2,274,000	2,274,001
Georgia - 0.14%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Utilities Revenue)	3.07	08/01/2011	0	0	1,175,000	1,193,295	1,175,000	1,193,295
Illinois - 0.46%
Chicago IL Board of Education (Property Tax Revenue, Assured Guaranty) ±§	3.10	03/01/2036	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Iowa - 0.07%
Coralville IA Annual Appropriation Tax Increment Series E (Tax Incremental Revenue)	5.34	06/01/2010	0	0	625,000	629,163	625,000	629,163
Louisiana - 0.82%
State of Louisiana (Gas & Fuels Tax Revenue) ±§	2.76	05/01/2043	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Parish of Iberville LA Dow Chemical (IDR)	5.50	06/01/2029	0	0	3,000,000	3,032,940	3,000,000	3,032,940
Tobacco Settlement Financing Corporation LA Series 2001A (Other Revenue LOC)	6.36	05/15/2025	0	0	150,584	129,988	150,584	129,988
				0		7,162,928		7,162,928
Mississippi - 0.12%
Mississippi Development Bank Special Obligation	5.24	07/01/2011	1,042,791	1,064,148	0	0	1,042,791	1,064,148
New York - 0.23%
Northeastern University Massachusetts Series A (College & University Revenue, MBIA Insured)	4.67	01/01/2012	0	0	2,000,000	2,031,600	2,000,000	2,031,600
Ohio - 0.47%
Columbus Ohio Build America Bonds (Ad Valorem Property Tax Revenue)	2.26	07/01/2013	0	0	4,000,000	4,053,960	4,000,000	4,053,960
Ohio State HFA Mortgage Backed Series G (Housing Revenue, GNMA Insured)	5.57	09/01/2016	87,711	88,119	0	0	87,711	88,119
				88,119		4,053,960		4,142,079
Oregon - 0.22%
Oregon School Board Association Taxable Pension Deferred Interest Series A (Property Tax Revenue, FGIC Insured)	1.84	06/30/2010	1,949,143	1,928,386	0	0	1,949,143	1,928,386
Pennsylvania - 0.81%
Harrisburg PA Authority Resource Recovery Facility Capital Appreciation Limited Obligation Series D (Special Facilities Revenue)	5.87	12/15/2010	0	0	7,200,000	6,778,728	7,200,000	6,778,728
Pennsylvania HFA Series 94-C (Housing Revenue)	6.04	10/01/2030	357,342	357,605	0	0	357,342	357,605
				357,605		6,778,728		7,136,333
South Carolina 0.25%
South Carolina Housing Finance & Development Authority Mortgage Revenue Taxable Series C-3 (Housing Revenue, First Security Bank LOC)	5.50	07/01/2026	2,170,046	2,158,546	0	0	2,170,046	2,158,546
Texas - 0.25%
South Texas Detention Complex Development Corporation (NATL-RE Insured)	4.11	02/01/2010	0	0	2,200,000	2,207,216	2,200,000	2,207,216
Wisconsin - 0.09%
Milwaukee Area Technical College District (Educational Facilities Revenue)	1.85	12/01/2009	812,143	812,144	0	0	812,143	812,144
Total Municipal Bonds & Notes (Cost $8,618,299, $32,116,970 and $40,735,269, respectively)				8,682,949		32,241,890		40,924,839
Term Loans - 0.14%
United States Department of Agriculture Loan	1.38	10/15/2015	397,011	395,583		0	397,011	395,583
United States Department of Agriculture Loan - PVT	0.98	06/25/2016	440,193	427,208		0	440,193	427,208
United States Department of Agriculture Loan - PVT	5.37	09/08/2019	372,936	363,874		0	372,936	363,874
Total Term Loans (Cost $1,208,955, $0, $1,208,955, respectively)				1,186,665		0		1,186,665

Collateral for Securities Lending - 0.27%
Collateral Invested in Money Market Funds - 0.01%			Shares		Shares		Shares
AIM STIT-Liquid Assets Portfolio(s)	0.21		63,948	63,949	18,016	18,016	81,965	81,965
BlackRock Liquidity Funds TempFund Portfolio(s)	0.14		63,948	63,949	18,016	18,016	81,965	81,965
Dreyfus Cash Management Fund Institutional Institutional(s)	0.10		63,948	63,949	18,016	18,016	81,965	81,965
DWS Money Market Series Institutional(s)	0.20		63,948	63,949	18,016	18,016	81,965	81,965
				255,796		72,064		327,860

Collateral Invested in Other Assets - 0.05%			Principal Amount		Principal Amount		Principal Amount
Allied Irish Banks North America Incorporated	0.26	12/07/2009	12,434	12,437	3,503	3,503	15,937	15,940
Amstel Funding Corporation ††(p)	1.25	12/18/2009	4,440	4,439	1,251	1,250	5,691	5,689
Antalis Us Funding Corporation ††(p)	0.18	12/03/2009	4,440	4,441	1,251	1,251	5,691	5,692
Antalis Us Funding Corporation ††(p)	0.20	12/04/2009	13,322	13,323	3,753	3,753	17,075	17,076
Arabella Finance LLC ††(p)	0.35	12/01/2009	10,657	10,658	3,003	3,003	13,660	13,661
Arabella Finance LLC ††(p)	0.40	12/03/2009	15,099	15,099	4,254	4,254	19,353	19,353
Arabella Finance LLC ††(p)	0.40	12/04/2009	444	444	125	125	569	569
Aspen Funding Corporation ††(p)	0.18	12/21/2009	8,881	8,881	2,502	2,502	11,383	11,383
Bank of America	0.18	12/23/2009	26,645	26,643	7,507	7,506	34,152	34,149
Bank of America Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value is $77,351, $21,757 and $99,108, respectively)	0.16	12/01/2009	77,227	77,228	21,757	21,757	98,984	98,985
Bank Of Ireland	0.35	12/02/2009	10,657	10,658	3,753	3,753	14,410	14,411
Bank Of Ireland	0.50	12/01/2009	13,322	13,323	3,003	3,003	16,325	16,326
Barton Capital Corporation ††(p)	0.18	12/01/2009	4,301	4,302	1,212	1,212	5,513	5,514
Belmont Funding LLC ††(p)	0.50	12/01/2009	2,220	2,221	626	626	2,846	2,847
BNP Paribas (New York)	0.21	12/08/2009	11,546	11,547	3,253	3,253	14,799	14,800
BNP Paribas (New York)	0.21	12/14/2009	9,769	9,770	2,752	2,752	12,521	12,522
Bryant Bank Funding ††	0.18	12/23/2009	26,645	26,643	7,507	7,506	34,152	34,149
CAFCO LLC ††	0.17	12/09/2009	22,204	22,204	6,255	6,255	28,459	28,459
Calcasieu Parish LA ±§	0.40	12/01/2027	977	978	275	275	1,252	1,253
California Pollution Control Financing Authority ±§	0.23	11/01/2026	21,316	21,317	6,005	6,005	27,321	27,322
California Statewide Communities Development Authority ±§	0.35	06/01/2028	2,841	2,842	801	801	3,642	3,643
Charta LLC ††§	0.17	12/09/2009	22,204	22,204	6,255	6,255	28,459	28,459
Cheyne Finance LLC	0	02/25/2008	0	0	36,132	0	36,132	0
Colorado Housing & Finance Authority ±§	0.30	10/01/2038	2,355	2,356	664	664	3,019	3,020
Cook County IL ±§	0.40	11/01/2030	4,440	4,441	1,251	1,251	5,691	5,692
Credit Suisse First Boston Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value is $26,953, $7,593 and $34,546, respecitvely)	0.17	12/01/2009	26,952	26,953	7,593	7,593	34,545	34,546
Denver Colorado City & County School District ±§	0.40	12/15/2037	15,099	15,100	4,254	4,254	19,353	19,354
Dexia Credit Local de France SA	0.26	12/02/2009	10,657	10,658	3,003	3,003	13,660	13,661
Dexia Credit Local de France SA	0.27	12/04/2009	10,657	10,658	3,003	3,003	13,660	13,661
Dexia Credit Local de France SA	0.26	12/07/2009	12,878	12,879	3,628	3,628	16,506	16,507
E.ON AG ††	0.17	12/21/2009	22,204	22,203	6,255	6,255	28,459	28,458
ENI Finance USA Incorporated ††	0.17	12/18/2009	22,204	22,203	6,255	6,255	28,459	28,458
Fortis Funding LLC ††	0.20	12/29/2009	23,092	23,089	6,506	6,505	29,598	29,594
GDF Suez ††	0.17	12/15/2009	23,980	23,980	6,756	6,755	30,736	30,735
Gemini Securitization Incorporated ††(p)	0.18	12/10/2009	17,763	17,763	5,004	5,004	22,767	22,767
Goldman Sachs Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value is $22,187, $6,250 and $28,437 respectively)	0.17	12/01/2009	22,186	22,187	6,250	6,250	28,436	28,437
Gotham Funding Corporation ††	0.18	12/15/2009	22,204	22,203	6,255	6,255	28,459	28,458
Grampian Funding ††(p)	0.25	12/03/2009	4,440	4,441	1,251	1,251	5,691	5,692
Grampian Funding ††(p)	0.28	12/15/2009	18,652	18,650	5,255	5,254	23,907	23,904
Gryphon Funding Limited (i)(a)	0	08/05/2010	234,231	87,111	70,893	26,365	305,124	113,476
Hamilton County Ohio Hospitals ±§	0.20	05/15/2037	14,601	14,602	4,114	4,114	18,715	18,716
Henrico County VA Economic Development Authority ±§	0.30	11/01/2042	1,465	1,466	413	413	1,878	1,879
Houston TX Utility System ±§	0.27	05/15/2034	7,194	7,195	2,027	2,027	9,221	9,222
Illinois Educational Facilities Authority Revenues ±§	0.30	07/01/2029	2,540	2,541	716	716	3,256	3,257
Indiana Municipal Power Agency Power Supply System ±§	0.29	01/01/2018	1,776	1,777	500	500	2,276	2,277
ING USA Funding LLC	0.19	12/07/2009	17,763	17,764	5,004	5,004	22,767	22,768
ING USA Funding LLC	0.18	12/09/2009	4,440	4,441	1,251	1,251	5,691	5,692
JPMorgan Chase Repurchase Agreement - 102% Collateralized by Collateralized by Mortgage Backed Securities (Maturity Value is $68,305, $19,210 and $87,515, respectively)	0.17	12/01/2009	68,188	68,189	19,210	19,210	87,398	87,399
Jupiter Securitization Corporation ††(p)	0.18	12/02/2009	8,881	8,882	2,502	2,502	11,383	11,384
Jupiter Securitization Corporation ††	0.18	12/03/2009	4,440	4,441	1,251	1,251	5,691	5,692
Kansas City MO Special Obligation ±§	0.29	04/15/2025	2,664	2,665	751	751	3,415	3,416
KBC Bank NV Brussels	0.18	12/01/2009	26,645	26,646	7,507	7,507	34,152	34,153
Lloyds TSB Bank plc	0.18	12/17/2009	5,328	5,329	1,501	1,501	6,829	6,830
Lloyds TSB Bank plc (New York)	0.20	12/07/2009	17,763	17,764	5,004	5,004	22,767	22,768
LMA Americas LLC ††(p)	0.18	12/11/2009	7,105	7,106	2,002	2,002	9,107	9,108
LMA Americas LLC ††(p)	0.18	12/17/2009	3,997	3,997	1,126	1,126	5,123	5,123
LMA Americas LLC ††(p)	0.19	12/21/2009	13,322	13,322	3,753	3,753	17,075	17,075
Louisiana Public Facilities Authority ±§	0.19	10/01/2033	3,997	3,998	1,126	1,126	5,123	5,124
Massachusetts HEFA ±§	0.25	10/01/2034	22,026	22,027	6,205	6,205	28,231	28,232
Montgomery County TN Public Building ±§	0.24	02/01/2036	2,438	2,439	687	687	3,125	3,126
Natixis	0.27	12/07/2009	18,652	18,653	5,255	5,255	23,907	23,908
New Jersey State Turnpike Authority ±§	0.31	01/01/2018	1,776	1,777	500	500	2,276	2,277
New York State Dormitory Authority ±§	0.22	07/01/2034	19,540	19,541	5,505	5,505	25,045	25,046
Newport Beach California Revenue ±§	0.24	12/01/2040	17,763	17,764	5,004	5,004	22,767	22,768
Newport Funding Corporation ††(p)	0.18	12/15/2009	22,204	22,203	6,255	6,255	28,459	28,458
North Dakota Housing Finance Agency ±§	0.30	01/01/2034	4,347	4,348	1,225	1,225	5,572	5,573
RBS Securities Incorporated Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value is $8,985, $2,531 and $11,516, respectively)	0.18	12/01/2009	8,984	8,985	2,531	2,531	11,515	11,516
Regency Markets #1 LLC ††(p)	0.18	12/04/2009	3,108	3,109	876	876	3,984	3,985
Regency Markets #1 LLC ††(p)	0.20	12/09/2009	14,761	14,761	4,159	4,158	18,920	18,919
Romulus Funding Corporation ††	0.30	12/15/2009	4,440	4,441	1,251	1,251	5,691	5,692
Royal Bank Of Scotland plc	0.20	12/02/2009	15,987	15,987	4,504	4,504	20,491	20,491
San Antonio TX Education Facilities Corporation ±§	0.20	12/01/2028	12,434	12,435	3,503	3,503	15,937	15,938
Societe Generale North America	0.19	12/18/2009	17,763	17,762	5,004	5,004	22,767	22,766
Starbird Funding Corporation ††(p)	0.15	12/01/2009	1,110	1,111	313	313	1,423	1,424
Starbird Funding Corporation ††(p)	0.20	12/03/2009	17,763	17,764	5,004	5,004	22,767	22,768
Thames Asset Global Securitization #1 Incorporated ††	0.18	12/18/2009	22,204	22,203	6,255	6,255	28,459	28,458
Ticonderoga Master Funding Limited ††(p)	0.18	12/17/2009	5,328	5,329	1,501	1,501	6,829	6,830
Tulip Funding Corporation ††(p)	0.19	12/07/2009	18,028	18,028	5,079	5,079	23,107	23,107
Tulsa County OK Industrial Authority Revenue ±§	0.24	07/01/2032	5,861	5,862	1,651	1,651	7,512	7,513
UBS AG (Stamford CT)	0.31	12/04/2009	17,763	17,764	5,004	5,004	22,767	22,768
UniCredito Italiano (New York)	0.25	01/04/2010	26,645	26,646	7,507	7,507	34,152	34,153
Vermont State Student Assistance Corporation ±§	0.29	12/15/2040	2,664	2,665	751	751	3,415	3,416
VFNC Corporation ±(i)(a)††	0.47	09/30/2010	720,873	360,437	218,182	109,091	939,055	469,528
Victory Receivables Corporation ††(p)	0.15	12/01/2009	1,110	1,111	313	313	1,423	1,424
Victory Receivables Corporation ††(p)	0.19	12/08/2009	4,440	4,441	1,251	1,251	5,691	5,692
Victory Receivables Corporation ††	0.18	12/16/2009	14,716	14,716	4,146	4,144	18,862	18,860
				1,564,911		450,230		2,015,141
Total Collateral for Securities Lending (Cost $1,774,652, $507,174 and $2,281,826, respectively)				1,820,707		522,294		2,343,001

Short-Term Investments - 7.67%
Mutual Funds - 7.59%			Shares		Shares		Shares
Wells Fargo Advantage Money Market Trust ~‡(u)	0.13		11,576,529	11,576,529	55,085,589	55,085,589	55,085,589	66,662,118

US Treasury Bills - 0.08%			Principal Amount		Principal Amount		Principal Amount
US Treasury Bill ^#	0.07	12/24/2009	0	0	100,000	99,996	100,000	99,996
US Treasury Bill ^#	0.08	12/24/2009	0	0	200,000	199,990	200,000	199,990
US Treasury Bill ^#	0.10	12/24/2009	0	0	400,000	399,975	400,000	399,975
				0		699,961		699,961
Total Short-Term Investments (Cost $11,557,707, $55,785,550 and $67,343,257, respectively)				11,576,529		55,785,550		67,362,079

Total Investments in Securities (Cost $214,644,510, $727,319,806 and $941,964,316, respectively)* 99.70%				195,736,823		679,663,101		875,399,924
Other Assets and Liabilities, Net 0.30%				(385,383)		3,020,992		2,635,609
Total Net Assets - 100.0%				$195,351,440		$682,684,093		$878,035,533

*	The holdings of Wells Fargo Advantage Stable Income Fund represent the Fund's proportionate holdings of its Master Portfolio, Wells Fargo Advantage Stable Income Portfolio.
±	Variable rate investments.
(i)	Illiquid security.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
††	Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
d

This security is a structured note which generates income based on a coupon formula (-1,500*1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (-1500*0.23531)+15,573.5% = 15,220.53%.

«	All or a portion of this security is on loan in Wells Fargo Advantage U.S. Value Fund.
(s)	Rate shown is the 1-day annualized yield at period end.
(p)	Asset-backed commercial paper
§	These securities are subject to a demand feature which reduces the effective maturity.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Funds do not pay an investment advisory fee for such investments.

‡	Short-term security of an affiliate of the Fund with a cost of $11,576,529, $55,085,589 and $66,662,118, respectively.
^	Zero coupon bond. Interest rate presented is yield to maturity.
#	Security pledged as collateral for futures transactions.
(u)	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association

At November 30, 2009, Wells Fargo Advantage Ultra Short-Term Income Fund had short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at November 31, 2009	Unrealized Gain (Loss)
March 2010	716 US Treasury Notes	$(155,889,598)	$(156,009,688)	$(120,090)
March 2010	102 US Treasury Notes	$(11,936,994)	$(11,961,094)	$(24,100)

The Wells Fargo Advantage Ultra Short-Term Income Fund had an average contract amount of $93,612,430 in futures contracts during the twelve months ended November 31, 2009.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

•     Level 1 – quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing each Fund’s investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices Level 1	Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Wells Fargo Advantage Stable Income Fund
Asset backed securities	$0	$34,063,007	$7,594,366	$41,657,373
Mortgage backed securities	0	0	0	0
Collateralized mortgage obligations	0	50,757,558	1,286,239	52,043,797
Corporate debt securities	0	27,272,018	447,546	27,719,564
Debt securities issued by states in the
U.S. and its political subdivisions	0	10,039,732	0	10,039,732
Debt securities issued by foreign governments	0	2,170,703	0	2,170,703
Debt securities issued by U.S. Treasury and
U.S. government agencies	0	50,069,790	0	50,069,790
Short-term investments	11,832,325	203,539	0	12,035,864
	$11,832,325	$174,576,347	$9,328,151	$195,736,823
Wells Fargo Advantage Ultra Short-Term Income Fund
Asset backed securities	$0	$38,801,117	$13,586,368	$52,387,485
Mortgage backed securities	0	23,045,188	8,791,373	31,836,561
Collateralized mortgage obligations	0	94,871,805	0	94,871,805
Corporate debt securities	0	399,945,441	3,643,184	403,588,625
Debt securities issued by states in the
U.S. and its political subdivisions	0	32,289,818	0	32,289,818
Debt securities issued by foreign governments	0	8,773,852	0	8,773,852
Debt securities issued by U.S. Treasury and
U.S. government agencies	0	699,961	0	699,961
Short-term investments	55,157,653	57,341	0	55,214,994
	$55,157,653	$598,484,523	$26,020,925	$679,663,101

As of November, 30 2009, the inputs used in valuing each Fund’s investments in other financial instruments* were as follows:

Other financial instruments*	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Wells Fargo Advantage Ultra Short-Term Income Fund	$(144,190)	$0	$0	$(144,190)

*	Other financial instruments include futures transactions.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Funds:

Investments in Securities	Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund
Balance as of November 31, 2008	$558,513	$19,972,727
Realized gain (loss)	(97,068)	(215,187)
Change in unrealized appreciation (depreciation)	6,249	3,143,312
Net purchases (sales)	2,059	(387,655)
Transfers in and/or out of Level 3	0	3,507,728
Balance as of November 31, 2009	$469,753	$26,020,925

Change in unrealized gains or losses included in earnings relating to securities still held at July 31, 2009	$(90,819)	$2,901,496

See Note to Pro Forma Combining Financial Statements

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Wells Fargo Advantage Stable Income Fund to Wells Fargo Advantage Ultra Short-Term Income Fund, in exchange for shares of Wells Fargo Advantage Ultra Short-Term Income Fund. The period presented covers the period from December 1, 2008 through November 30, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage Ultra Short-Term Income Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities - November 30, 2009 (unaudited)

	Wells Fargo Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund	Pro Forma Adjustments		Wells Fargo Advantage Ultra Short-Term Income Fund Pro Forma
Assets
Investments
In securities (including securities on loan)	$-	$624,055,218	195,736,823	C	$819,792,041
In affiliated Master Portfolios	195,736,823	-	(195,736,823)	C	-
In collateral received for securities loaned		522,294			522,294
In affiliates	-	55,085,589			55,085,589
Total investments at market value (see cost below)	195,736,823	679,663,101			875,399,924
Cash	25,000	-			25,000
Receivable for Fund shares issued	185,085	1,154,712			1,339,797
Receivable for dividends and interest	-	6,196,123			6,196,123
Total assets	195,946,908	687,013,936			882,960,844
Liabilities
Payable for daily variation margin on futures contracts	-	145,745			145,745
Payable for Fund shares redeemed	561,453	851,463			1,412,916
Payable for investments purchased	-	2,271,187			2,271,187
Dividends payable	-	155,435			155,435
Payable upon receipt of securities loaned	-	507,094			507,094
Payable to investment advisor and affiliates	11,483	365,285			376,768
Accrued expenses and other liabilities	22,532	33,634			56,166
Total liabilities	595,468	4,329,843			4,925,311
Total net assets	$195,351,440	$682,684,093			$878,035,533
NET ASSETS CONSIST OF
Paid-in capital	$224,694,664	$988,767,498			$1,213,462,162
Overdistributed net investment income	(831,151)	(76,487)			(907,638)
Undistributed net realized loss on investments	(9,604,386)	(258,206,023)			(267,810,409)
Net unrealized depreciation of investments	(18,907,687)	(47,671,905)			(66,579,592)
Net unrealized appreciation of collateral received for securities loaned	-	15,200			15,200
Net unrealized depreciation of futures	-	(144,190)			(144,190)
Total net assets	$195,351,440	$682,684,093			$878,035,533
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE [1]
Net assets – Class A	$36,139,486	$90,324,907	1,020,829	A	$127,485,222
Shares outstanding – Class A	3,767,623	10,790,604	671,700	B	15,229,927
Net asset value per share – Class A	$9.59	$8.37			$8.37
Maximum offering price per share – Class A (based on a sales charge of 2.00%, 2.00% and 2.00%, respectively)	$9.79	$8.54			$8.54
Net assets – Class B	$1,020,829		(1,020,829)	A
Shares outstanding – Class B	106,448		(106,448)	B
Net asset value and offering price per share – Class B	$9.59
Net assets – Class C	$3,965,635	$12,650,587			$16,616,222
Shares outstanding – Class C	414,703	1,511,393	59,078	B	1,985,174
Net asset value and offering price per share – Class C	$9.56	$8.37			$8.37
Net assets – Administrator Class	$154,225,490	$79,616,606			$233,842,096
Shares outstanding – Administrator Class	16,084,438	9,545,050	2,405,406	B	28,034,894
Net asset value and offering price per share – Administrator Class	$9.59	$8.34			$8.34
Net assets – Institutional Class		$60,428,577			$60,428,577
Shares outstanding – Institutional Class		7,219,599			7,219,599
Net asset value and offering price per share – Institutional Class		$8.37			$8.37
Net assets – Investor Class		$439,663,416			$439,663,416
Shares outstanding – Investor Class		52,502,822			52,502,822
Net asset value and offering price per share – Investor Class		$8.37			$8.37
Investments at cost	$214,644,510	$727,319,806			$941,964,316
Securities on loan, at market value	$-	$371,151			$371,151
[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the merger of Class B shares of target fund into Class A shares of the surviving fund.

B - Reflects the impact of converting shares of target fund into shares of the surviving fund.

C - Reflects an adjustment to reclassify market value of Master Portfolio into the market value of securities of the combined surviving fund upon consummation of the merger.

See Notes to Pro Forma Combining Financial Statements.

Wells Fargo Advantage Ultra Short Term Income Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations – For the Twelve Months Ended November 30, 2009 (Unaudited)

	Advantage Stable Income Fund	Wells Fargo Advantage Ultra Short-Term Income Fund	Pro Forma Adjustments		Wells Fargo Advantage Ultra Short-Term Income Fund Pro Forma
Investment income
Dividends allocated from affiliated Master Portfolios	$185,032	$-	(185,032)	J	-
Interest	-	21,097,592	185,032	J	21,282,624
Interest income allocated from affiliated Master Portfolios	7,445,054	-	(7,445,054)	J	-
Interest from affiliated securities	-	571,239	7,445,054	J	8,016,293
Securities lending income, net		16,884	1,012	J	17,896
Securities lending income allocated from affiliated Master Portfolios	1,012		(1,012)	J	-
Expenses allocated from affiliated Master Portfolios	(1,035,991)		1,035,991	A	-
Waivers allocated from affiliated Master Portfolios	53,257	-	(53,257)	A	-
Total investment income	6,648,364	21,685,715	982,734		29,316,813
Expenses
Advisory fees		2,301,408	893,849	B	3,195,257
Administration fees
Fund level	119,179	290,188			409,367
Class A	60,200	90,017	(14,821)	C	135,396
Class B	2,104		(2,104)	D
Class C	6,173	10,268	(1,827)	C	14,614
Administrator Class	200,317	59,052	-		259,369
Institutional Class	-	25,817	-		25,817
Investor Class	-	996,677	(173,335)	C	823,342
Custody fees		105,183	(88,808)	E	16,375
Shareholder servicing fees
Class A	83,611	118,850	9,096	F	211,557
Class B	2,922		(2,922)	D
Class C	8,573	13,376			21,949
Administrator Class	500,276	127,878	20,268	F	648,422
Investor Class		1,079,655	3,690	F	1,083,345
Accounting fees	30,088	54,363	(53,748)	E	30,703
Distribution fees
Class B	8,766		(8,766)	D
Class C	25,720	42,783			68,503
Professional fees	25,001	51,094	(4,017)	G	72,078
Registration fees	17,016	49,014	3,114	H	69,144
Shareholder reports	12,475	96,099	(27,144)	G	81,430
Trustees’ fees	11,544	11,544	(6,803)	G	16,285
Other fees and expenses	7,840	15,713	(1,387)	G	22,166
Total expenses	1,121,805	5,538,979	544,335		7,205,119
Less
Waived fees and reimbursed expenses	(444,630)	(1,418,328)	84,598	I	(1,778,360)
Net expenses	677,175	4,120,651	628,933		5,426,759
Net investment income	5,971,189	17,565,064	353,801		23,890,054
Realized and unrealized gain (loss) on investments
Net realized gain (loss) from
Unaffiliated securities		(9,766,807)	(6,780,188)	K	(16,546,995)
Futures transactions		(2,032,122)			(2,032,122)
Securities transactions allocated from Master Portfolios	(6,567,513)		6,567,513	K
Collateral received for securities loaned		(45,639)			(45,639)
Investments of collateral received for securities loaned allocated from Master Portfolios	(212,675)		212,675	K
Net realized gain and loss from investments	(6,780,188)	(11,844,568)	-		(18,624,756)
Net change in unrealized appreciation (depreciation) of
Unaffiliated securities		31,903,649	17,416,870	K	49,320,519
Collateral received for securities loaned		246,849			246,849
Futures transactions		(144,190)			(144,190)
Securities transactions allocated from Master Portfolios	17,416,870		(17,416,870)	K
Net change in unrealized appreciation (depreciation) of investments	17,416,870	32,006,308	-		49,423,178
Net realized and unrealized gain on investments	10,636,682	20,161,740	-		30,798,422
Net increase in net assets resulting from operations	$16,607,871	$37,726,804	353,801		$54,688,476
A	Reflects an adjustment for fees allocated from affiliated master portfolios necessary for the combined surviving fund.
B	Reflects an increase based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
C	Reflects a decrease based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects the elimination of class level fees which does not exist in the combined surviving fund.
E	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
F	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
G	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
H	Reflects an increase based on the expected fixed costs of the combined surviving fund.
I	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.
J	Reflects an adjustment to reclassify income allocated from Master Portfolio to dividend and/or interest income of the combined surviving fund.
K	Reflects an adjustment to reclassify gains (losses) allocated from Master Portfolio to gains (losses) of the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Ultra Short-Term Income Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

November 30, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Ultra Short-Term Income Fund (“Wells Fargo Ultra Short-Term Income Fund”) and Wells Fargo Advantage Stable Income Fund (“Wells Fargo Stable Income Fund”) (each, a “Fund”) at November 30, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Wells Fargo Stable Income Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Wells Fargo Stable Income Fund by Wells Fargo Ultra Short-Term Income Fund, in a tax-free exchange for shares of Wells Fargo Ultra Short-Term Income Fund at net asset value. As a result of the Reorganization, Class A, Class B, Class C and Administrator Class shareholders of Wells Fargo Stable Income Fund would become shareholders of Class A, Class A, Class C and Administrator Class, respectively, of Wells Fargo Ultra Short-Term Income Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Ultra Short-Term Income Fund and Wells Fargo Stable Income Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on November 30, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 9 – Pro Forma Operating Expenses.

Following the Reorganization, the Wells Fargo Ultra Short-Term Income Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Wells Fargo Stable Income Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo Ultra Short-Term Income Fund. As of November 30, 2009, securities held by Wells Fargo Stable Income Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo Ultra Short-Term Income Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	ORGANIZATION (of Wells Fargo Ultra Short-Term Income Fund)

Wells Fargo Ultra Short-Term Income Fund is a gateway fund that seeks to achieve its investment objective by investing all or substantially all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses.

The investment objective of the Master Portfolio which the Fund invests in is as follows:

Wells Fargo Advantage Stable Income Portfolio	The Portfolio seeks current income consistent with capital appreciation.
3.	VALUATION OF SECURITIES

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in the Master Portfolios are valued daily based upon the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

4.	FUTURES CONTRACTS

The Funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures.

5.	SECURITIES LENDING

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government securities is remarked to 102% of the loaned securities’ market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given cash collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund’s adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund’s investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

6.	STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles (“SIVs”). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV’s underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV’s inability to issue new debt.

As of November 30, 2009, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds’ securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds’ securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Pro Forma Combining Portfolio of Investments.

Fund	Defaulted/Impaired SIVs ($Value)	% of Net Assets
Wells Fargo Ultra Short-Term Income Fund	$135,456	0.02%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund’s Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds’ ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending (“side pocketing”) based on each Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund’s ownership of defaulted or impaired SIVs in the joint account based on each such Fund’s percentage ownership of the joint account as of such date.

7.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Ultra Short-Term Income Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Wells Fargo Stable Income Fund and Wells Fargo Ultra Short-Term Income Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Wells Fargo Stable Income Fund and Wells Fargo Ultra Short-Term Income Fund had $2,385,622 and $256,781,896, respectively, in capital loss carryforwards.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

8.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Ultra Short-Term Income Fund that would have been issued at November 30, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Wells Fargo Stable Income Fund to be acquired as of November 30, 2009, divided by the net asset value per share of the shares of Wells Fargo Ultra Short-Term Income Fund as of November 30, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at November 30, 2009:

Class of Shares	Shares of Wells Fargo Ultra Short-Term Income Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	10,790,604	4,439,323	15,229,927
Class C	1,511,393	473,781	1,985,174
Administrator Class	9,545,050	18,489,844	28,034,894
Institutional Class	7,219,599	0	7,219,599
Investor Class	52,502,822	0	52,502,822
9.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending November 30, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Ultra Short-Term Income Fund and Wells Fargo Stable Income Fund for the twelve months ended November 30, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates and any new contract rates applicable to the surviving fund. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended November 30, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Ultra Short-Term Income Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Wells Fargo Advantage Aggressive Allocation Fund to Wells Fargo Advantage Growth Balanced Fund in exchange for shares of Wells Fargo Advantage Growth Balanced Fund. The period presented covers the period from October 1, 2008 through September 30, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage Growth Balanced Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - September 30, 2009 (unaudited)

	Wells Fargo Aggressive Allocation Fund		Wells Fargo Advantage Growth Balanced Fund		Wells Fargo Advantage Growth Balanced Fund Pro Forma
	Shares	Value	Shares	Value	Shares	Value
Investments in Affiliated Master Portfolios 98.3%
Wells Fargo Advantage C&B Large Cap Value Portfolio	NA	$11,147,940	NA	$50,046,644	NA	$61,194,584
Wells Fargo Advantage Disciplined Growth Portfolio	NA	6,678,189	NA	30,081,175	NA	36,759,364
Wells Fargo Advantage Emerging Growth Portfolio	NA	1,566,968	NA	6,987,633	NA	8,554,601
Wells Fargo Advantage Equity Income Portfolio	NA	10,982,588	NA	49,933,650	NA	60,916,238
Wells Fargo Advantage Equity Value Portfolio	NA	11,085,031	NA	49,771,247	NA	60,856,278
Wells Fargo Advantage Index Portfolio	NA	33,328,077	NA	149,955,596	NA	183,283,673
Wells Fargo Advantage Inflation-Protected Bond Portfolio	NA	3,323,812	NA	32,392,701	NA	35,716,513
Wells Fargo Advantage International Core Portfolio	NA	4,966,355	NA	22,417,159	NA	27,383,514
Wells Fargo Advantage International Growth Portfolio	NA	5,011,402	NA	22,550,425	NA	27,561,827
Wells Fargo Advantage International Index Portfolio	NA	4,984,182	NA	22,489,718	NA	27,473,900
Wells Fargo Advantage International Value Portfolio	NA	4,985,727	NA	22,454,388	NA	27,440,115
Wells Fargo Advantage Large Cap Appreciation Portfolio	NA	3,331,776	NA	15,017,829	NA	18,349,605
Wells Fargo Advantage Large Company Growth Portfolio	NA	23,407,544	NA	105,077,542	NA	128,485,086
Wells Fargo Advantage Managed Fixed Income Portfolio	NA	23,251,088	NA	226,487,612	NA	249,738,700
Wells Fargo Advantage Small Cap Index Portfolio	NA	4,429,832	NA	19,864,252	NA	24,294,084
Wells Fargo Advantage Small Company Growth Portfolio	NA	2,890,067	NA	12,961,278	NA	15,851,345
Wells Fargo Advantage Small Company Value Portfolio	NA	437,126	NA	1,951,603	NA	2,388,729
Wells Fargo Advantage Strategic Small Cap Value Portfolio	NA	3,986,092	NA	17,843,704	NA	21,829,796
Wells Fargo Advantage Total Return Bond Portfolio	NA	6,627,459	NA	64,588,854	NA	71,216,313
Total Investments in Affiliated Master Portfolios (Cost $169,050,109, $939,976,664 and $1,109,026,773, respectively)		166,421,255		922,873,010		1,089,294,265

Short-Term Investments 1.8%	Interest Rate %	Maturity	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
U.S. Treasury Obligations 1.8%
US Treasury Bill^#	0.16	11/5/2009	$0	0	$355,000	354,967	$355,000	354,967
US Treasury Bill^#	0.17	11/5/2009	15,000	14,999	100,000	99,991	115,000	114,990
US Treasury Bill^#	0.18	11/5/2009	10,000	9,999	135,000	134,987	145,000	144,986
US Treasury Bill^#	0.19	11/5/2009	40,000	39,996	20,000	19,998	60,000	59,994
US Treasury Bill^#	0.20	2/4/2010	30,000	29,988	200,000	199,923	230,000	229,911
US Treasury Bill^#	0.23	11/5/2009	0	0	10,000	9,999	10,000	9,999
US Treasury Bill^#	0.25	11/5/2009	0	0	205,000	204,981	205,000	204,981
US Treasury Bill^#	0.27	11/5/2009	10,000	9,999	0	0	10,000	9,999
US Treasury Bill^#	0.27	2/4/2010	0	0	10,525,000	10,520,947	10,525,000	10,520,947
US Treasury Bill^#	0.28	2/4/2010	1,765,000	1,764,577	10,000	9,996	1,775,000	1,774,573
US Treasury Bill^#	0.29	2/4/2010	5,000	4,998	0	0	5,000	4,998
US Treasury Bill^#	0.30	11/5/2009	1,100,000	1,099,896	5,065,000	5,064,523	6,165,000	6,164,419
Total Short-Term Investments (Cost $2,973,001, $16,613,460 and $19,586,461, respectively)				2,974,452		16,620,312		19,594,764
Total Investments in Securities (cost $172,023,110, $956,590,124 and $1,128,613,234, respectively) 100.1%				169,395,707		939,493,322		1,108,889,029
Other Assets and Liabilities, Net (0.1%)				(109,297)		(1,169,277)		(1,278,574)
Total Net Assets 100.0%				$169,286,410		$938,324,045		$1,107,610,455
^	Zero coupon bond. Interest rate presented is yield to maturity.
#	Security pledged as collateral for futures transactions.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

At September 30, 2009, the following Funds had long futures contracts outstanding as follows:

Fund	Expiration	Contracts	Initial Contract Value	Value at September 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Wells Fargo Advantage Aggressive Allocation Fund	December 2009	96 S&P 500 Index	$24,497,182	$ 25,269,601	$ 772,419
Wells Fargo Advantage Growth Balanced Fund	December 2009	532 S&P 500 Index	135,755,215	140,035,700	4,280,485

At September 30, 2009, the following Funds had short futures contracts outstanding as follows:

Fund	Expiration	Contracts	Initial Contract Value	Value at September 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Wells Fargo Advantage Aggressive Allocation Fund	December 2009	207 US Treasury Bond	$24,751,890	$ 25,124,625	$ (372,735)
Wells Fargo Advantage Growth Balanced Fund	December 2009	1,160 US Treasury Bond	138,730,506	140,795,000	(2,064,494)

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

•     Level 1 – quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment  speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing each Fund's investments in securities:

	Quoted Prices	Significant Other Observable Inputs	Significant Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Wells Fargo Aggressive Allocation Fund
Investments in affiliated Master Portfolios	$0	$166,421,255	$0	$166,421,255
Debt securities issued by U.S. Treasury and U.S. government agencies	2,974,452	0	0	2,974,452
	$2,974,452	$166,421,255	$0	$169,395,707
Wells Fargo Growth Balanced Fund
Investments in affiliated Master Portfolios	$0	$922,873,010	$0	$922,873,010
Debt securities issued by U.S. Treasury and U.S. government agencies	16,620,312	0	0	16,620,312
	$16,620,312	$922,873,01	$0	$939,493,322

As of September 30, 2009, the inputs used in valuing the Funds’ other financial instruments* were as follows:

	Quoted Prices	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Wells Fargo Aggressive Allocation Fund	$399,684	$0	$0	$399,684
Wells Fargo Growth Balanced Fund	2,215,991	0	0	2,215,991
*	Other financial instruments include futures contracts.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Growth Balanced Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – September 30, 2009 (unaudited)

	Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund	Proforma Adjustments		Wells Fargo Advantage Growth Balanced Fund Pro Forma

Assets
Investments
In securities, at market value (including securities on loan)	$2,974,452	$16,620,312			$19,594,764
Investments in affiliated Master Portfolios	166,421,255	922,873,010			1,089,294,265
Total investments at market value (see cost below)	169,395,707	939,493,322			1,108,889,029
Cash	25,000	25,000			50,000
Receivable for Fund shares issued	92,105	526,208			618,313
Receivable for daily variation margin on futures contracts	6,150	31,675			37,825
Total assets	169,518,962	940,076,205			1,109,595,167
Liabilities
Payable for Fund shares redeemed	140,547	1,266,376			1,406,923
Payable to investment advisor and affiliates	40,726	244,461			285,187
Accrued expenses and other liabilities	51,279	241,323			292,602
Total liabilities	232,552	1,752,160			1,984,712
Total net assets	$169,286,410	$938,324,045			$1,107,610,455
NET ASSETS CONSIST OF
Paid-in capital	$214,497,133	$1,152,584,387			$1,367,081,520
Undistributed net investment income	2,162,543	12,305,224			14,467,767
Accumulated net realized loss on investments	(45,145,547)	(211,684,755)			(256,830,302)
Net unrealized depreciation of investments	(2,627,403)	(17,096,802)			(19,724,205)
Net unrealized appreciation of futures	399,684	2,215,991			2,615,675
Total net assets	$169,286,410	$938,324,045			$1,107,610,455
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A		$55,318,398			$55,318,398
Shares outstanding – Class A		2,293,265			2,293,265
Net asset value per share – Class A		$24.12			$24.12
Maximum offering price per share - Class A (based on a sales charge of 5.75% for Wells Fargo Advantage Growth Balanced Fund)		$25.59			$25.59
Net assets – Class B		$13,869,019			$13,869,019
Shares outstanding – Class B		646,240			646,240
Net asset value per share – Class B		$21.46			$21.46
Net assets – Class C		$7,737,854			$7,737,854
Shares outstanding – Class C		361,170			361,170
Net asset value per share – Class C		$21.42			$21.42
Net assets – Administrator Class	$169,286,410	$861,398,774			$1,030,685,184
Shares outstanding – Administrator Class	15,738,467	39,493,949	(7,976,930	) A	47,255,486
Net asset value per share – Administrator Class	$10.76	$21.81			$21.81
Investments, at cost	$172,023,110	$956,590,124			$1,128,613,234
[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the impact of converting shares of target fund into shares of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Growth Balanced Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations – For the Twelve Months Ended September 30, 2009 (Unaudited)

	Wells Fargo Advantage Aggressive Allocation Fund	Wells Fargo Advantage Growth Balanced Fund	Proforma Adjustments		Wells Fargo Advantage Growth Balanced Fund Pro Forma
Investment income
Interest	$27,746	$169,762			$197,508
Dividends allocated from affiliated Master Portfolios[1]	2,795,103	13,366,527			16,161,630
Interest allocated from affiliated Master Portfolios	1,314,594	13,357,859			14,672,453
Expenses allocated from affiliated Master Portfolios	(826,573)	(4,607,859)	40,390	A	(5,394,042)
Waivers allocated from affiliated Master Portfolios	82,365	511,358	4,882	A	598,605
Total investment income	3,393,235	22,797,647	45,272		26,236,154
Expenses
Advisory fees	366,809	2,149,886			2,516,695
Administration fees
Fund Level	73,362	429,977			503,339
Class A		129,058	(9,218)	B	119,840
Class B		49,200	(3,514)	B	45,686
Class C		19,676	(1,405)	B	18,271
Administrator Class	146,724	789,263			935,987
Shareholder servicing fees
Class A		115,231			115,231
Class B		43,929			43,929
Class C		16,756			16,756
Administrator Class	366,555	1,970,280	3,132	C	2,339,967
Accounting fees	29,874	23,049	(15,173)	D	37,750
Distribution fees
Class B		131,786			131,786
Class C		52,704			52,704
Professional fees	24,694	22,875	(20,791)	E	26,778
Printing and postage expenses	5,346	18,810	(6,039)	E	18,117
Registration fees	14,692	46,862	(6,697)	E	54,857
Trustees' fees	10,578	10,578	(8,773)	E	12,383
Other fees and expenses	6,174	27,946	(1,406)	E	32,714
Total expenses	1,044,808	6,047,866	(69,883)		7,022,791
Less
Expense reductions	(134)	(544)			(678)
Waived fees and/or reimbursed expenses	(323,082)	(1,613,400)	42,101	F	(1,894,381)
Net expenses	721,592	4,433,922	(27,783)		5,127,731
Net investment income	2,671,643	18,363,725	73,054		21,108,422
Realized and unrealized gain (loss) on investments
Net realized loss from
Futures transactions	(7,685,547)	(52,363,836)			(60,049,383)
Transactions allocated from Master Portfolios	(20,172,009)	(101,784,338)			(121,956,347)
Net realized loss from investments	(27,857,556)	(154,148,174)			(182,005,730)
Net change in unrealized appreciation (depreciation) of
Securities	86,158	201,623			287,781
Futures transactions	2,420,907	14,628,402			17,049,309
Transactions allocated from Master Portfolios	7,360,408	15,864,774			23,225,182
Net change in unrealized appreciation (depreciation) of investments	9,867,473	30,694,799			40,562,272
Net realized and unrealized gain (loss) on investments	(17,990,083)	(123,453,375)			(141,443,458)
Net decrease in net assets resulting from operations	$(15,318,440)	$(105,089,650)	73,054		$(120,335,036)

1. Net of foreign withholding taxes of	$62,766	$286,832			$349,598

A        Reflects an adjustment for fees allocated from affiliated master portfolios necessary for the combined surviving fund.

B        Reflects a decrease based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.

C        Reflects an increase based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.

D        Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.

E        Reflects a savings resulting from the elimination of duplicate fees of the individual funds.

F        Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Growth Balanced Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

September 30, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Growth Balanced Fund (“Wells Fargo Growth Balanced Fund”) and Wells Fargo Advantage Aggressive Allocation Fund (“Wells Fargo Aggressive Allocation Fund”) (each, a “Fund”) at September 30, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Wells Fargo Aggressive Allocation Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Wells Fargo Aggressive Allocation Fund by Wells Fargo Growth Balanced Fund, in a tax-free exchange for shares of Wells Fargo Growth Balanced Fund at net asset value. As a result of the Reorganization, Administrator Class shareholders of Wells Fargo Aggressive Allocation Fund would become shareholders of Administrator Class of Wells Fargo Growth Balanced Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Growth Balanced Fund and Wells Fargo Aggressive Allocation Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Portfolio of Investments as though the combination had been effective on September 30, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 8 – Pro Forma Operating Expenses.

Following the Reorganization, Wells Fargo Growth Balanced Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Wells Fargo Aggressive Allocation Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo Growth Balanced Fund. As of September 30, 2009, securities held by Wells Fargo Aggressive Allocation Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo Growth Balanced Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	ORGANIZATION

Wells Fargo Growth Balanced Fund and Wells Fargo Aggressive Allocation Fund are gateway funds that seeks to achieve their investment objective by investing all or substantially all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses.

The investment objective of the Master Portfolios, which the Funds invest in are follows:

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Wells Fargo Advantage Disciplined Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Emerging Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Equity Income Portfolio	The Portfolio seeks long-term capital appreciation and dividend income.
Wells Fargo Advantage Equity Value Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Index Portfolio	The Portfolio seeks to replicate the total return of the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index), before expenses.
Wells Fargo Advantage Inflation-Protected Bond Portfolio	The Portfolio seeks total return, consisting of income and capital appreciation, while providing protection against inflation.
Wells Fargo Advantage International Core Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage International Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage International Index Portfolio

The Portfolio seeks to approximate the total return of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe,Australasia, Far East Index (the“MSCI EAFE Index,”or the“Index”), before expenses.

Wells Fargo Advantage International Value Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Large Cap Appreciation Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Large Company Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Managed Fixed Income Portfolio	The Portfolio seeks consistent fixed-income returns.
Wells Fargo Advantage Small Cap Index Portfolio	The Portfolio seeks to replicate the total return of the Standard & Poor’s Small Cap 600 Composite Stock Price Index (S&P 600 Small Cap Index), before expenses.
Wells Fargo Advantage Small Company Growth Portfolio	The Portfolio seeks long-term capital appreciation.
Wells Fargo Advantage Small Company Value Portfolio	The Portfolio seeks to provide long-term capital appreciation.
Wells Fargo Advantage Strategic Small Cap Value Portfolio	The Portfolio seeks long-term capital appreciation by investing primarily in small capitalization securities.
Wells Fargo Advantage Total Return Bond Portfolio	The Portfolio seeks total return, consisting of income and capital appreciation.
3.	VALUATION OF SECURITIES

Debt securities with original maturities of 60 days or less generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in the Master Portfolios are valued daily based upon the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

4.	FUTURES CONTRACTS

The Funds may be subject to interest rate risk and/or equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

5.	DERIVATIVE TRANSACTIONS

The Aggressive Allocation Fund and Growth Balanced Fund had average contract amounts of $44,349,744 and $260,886,211, respectively, in futures contracts during the year ended September 30, 2009.

The fair value of derivative instruments as of September 30, 2009 was as follows for the Aggressive Allocation Fund:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts			Net assets – Net unrealized depreciation on futures	$372,735
Equity contracts	Net assets – Net unrealized appreciation on futures	$772,419

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009 was as follows for the Aggressive Allocation Fund:

Amount of Realized Gains or Losses on Derivatives
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,621,328)
Equity contracts	(6,064,219)
$(7,685,547)

Change in Unrealized Gains or Losses on Derivatives
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(533,192)
Equity contracts	2,954,099
2,420,907

The fair value of derivative instruments as of September 30, 2009 was as follows for the Growth Balanced Fund:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts			Net assets – Net unrealized depreciation on futures	$2,064,494
Equity contracts	Net assets – Net unrealized appreciation on futures	$4,280,485

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009 was as follows for the Growth Balanced Fund:

Amount of Realized Gains or Losses on Derivatives
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(11,119,309)
Equity contracts	(41,244,527)
$(52,363,836)

Change in Unrealized Gains or Losses on Derivatives
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(3,033,062)
Equity contracts	17,661,464
$14,628,402
6.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Growth Balanced Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Wells Fargo Aggressive Allocation Fund and Wells Fargo Growth Balanced will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Wells Fargo Aggressive Allocation Fund and Wells Fargo Growth Balanced had $42,571,249 and $198,829,712, respectively, in capital loss carryforwards.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

7.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Growth Balanced Fund that would have been issued at September 30, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Wells Fargo Aggressive Allocation Fund to be acquired as of September 30, 2009, divided by the net asset value per share of the shares of Wells Fargo Growth Balanced Fund as of September 30, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at September 30, 2009:

Class of Shares	Shares of Wells Fargo Growth Balanced Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	2,293,265	0	2,293,265
Class B	646,240	0	646,240
Class C	361,170	0	361,170
Administrator Class	39,493,949	7,761,537	47,255,486
8.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the 12 month period ending September 30, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Growth Balanced Fund and Wells Fargo Aggressive Allocation Fund for the twelve months ended September 30, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates and any new contract rates applicable to the surviving fund. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended September 30, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Growth Balanced Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

WELLS FARGO FUNDS TRUST

FORMS OF PROXY CARDS

Preliminary Proxy – [For SEC Use Only]

PROXY

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

A series of Wells Fargo Funds Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Karla M. Rabusch, C. David Messman and Carol J. Lorts (officers of Wells Fargo Funds Trust) or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Wells Fargo Advantage Growth Equity Fund (“Growth Equity Fund”), a series of Wells Fargo Funds Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Growth Equity Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

A series of Wells Fargo Funds Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of   _____, 2010, providing for the acquisition of all the assets of Wells Fargo Advantage Growth Equity Fund (“Growth Equity Fund”), a series of Wells Fargo Funds Trust, by Wells Fargo Advantage Diversified Equity Fund (“Diversified Equity Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Diversified Equity Fund and the assumption by Diversified Equity Fund of all of the liabilities of Growth Equity Fund.  The Plan also provides for the distribution of those shares of Diversified Equity Fund to shareholders of Growth Equity Fund in liquidation and subsequent termination of Growth Equity Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof.

PROXY

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

A series of Wells Fargo Funds Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Karla M. Rabusch, C. David Messman and Carol J. Lorts (officers of Wells Fargo Funds Trust) or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of the Wells Fargo Advantage Large Cap Appreciation Fund (“Large Cap Appreciation Fund”), a series of Wells Fargo Funds Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Large Cap Appreciation Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

A series of Wells Fargo Funds Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Wells Fargo Advantage Large Cap Appreciation Fund (“Large Cap Appreciation Fund”), a series of Wells Fargo Funds Trust, by Wells Fargo Advantage Capital Growth Fund (“Capital Growth Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Capital Growth Fund and the assumption by Capital Growth Fund of all of the liabilities of Large Cap Appreciation Fund. The Plan also provides for the distribution of those shares of Capital Growth Fund to shareholders of Large Cap Appreciation Fund in liquidation and subsequent termination of Large Cap Appreciation Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

WELLS FARGO ADVANTAGE STABLE INCOME FUND

A series of Wells Fargo Funds Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Karla M. Rabusch, C. David Messman and Carol J. Lorts (officers of Wells Fargo Funds Trust) or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of the Wells Fargo Advantage Stable Income Fund (“Stable Income Fund”), a series of Wells Fargo Funds Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Stable Income Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY

WELLS FARGO ADVANTAGE STABLE INCOME FUND

A series of Wells Fargo Funds Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Wells Fargo Advantage Stable Income Fund (“Stable Income Fund”), a series of Wells Fargo Funds Trust, by Wells Fargo Advantage Ultra Short-Term Income Fund (“Ultra Short-Term Income Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Ultra Short-Term Income Fund and the assumption by Ultra Short-Term Income Fund of all of the liabilities of Stable Income Fund. The Plan also provides for the distribution of those shares of Ultra Short-Term Income Fund to shareholders of Stable Income Fund in liquidation and subsequent termination of Stable Income Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

A series of Wells Fargo Funds Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Karla M. Rabusch, C. David Messman and Carol J. Lorts (officers of Wells Fargo Funds Trust) or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of the Wells Fargo Advantage Aggressive Allocation Fund (“Aggressive Allocation Fund”), a series of Wells Fargo Funds Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Aggressive Allocation Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

A series of Wells Fargo Funds Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Wells Fargo Advantage Aggressive Allocation Fund (“Aggressive Allocation Fund”), a series of Wells Fargo Funds Trust, by Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Growth Balanced Fund and the assumption by Growth Balanced Fund of all of the liabilities of Aggressive Allocation Fund.  The Plan also provides for the distribution of those shares of Growth Balanced Fund to shareholders of Aggressive Allocation Fund in liquidation and subsequent termination of Aggressive Allocation Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

A series of Wells Fargo Funds Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Karla M. Rabusch, C. David Messman and Carol J. Lorts (officers of Wells Fargo Funds Trust) or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of the Wells Fargo Advantage Strategic Income Fund (“Strategic Income Fund”), a series of Wells Fargo Funds Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Strategic Income Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

A series of Wells Fargo Funds Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Wells Fargo Advantage Strategic Income Fund (“Strategic Income Fund”), a series of Wells Fargo Funds Trust, by Wells Fargo Advantage High Income Fund (“High Income Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of High Income Fund and the assumption by High Income Fund of all of the liabilities of Strategic Income Fund.  The Plan also provides for the distribution of those shares of High Income Fund to shareholders of Strategic Income Fund in liquidation and subsequent termination of Strategic Income Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

WELLS FARGO FUNDS TRUST

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1.Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2.Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i)	a final decision on the merits by a court or other body before whom the proceeding was brought; or

(ii)

in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16.	EXHIBITS.

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number	Description
(1)	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(2)	Not Applicable

(3)	Not Applicable.

(4)(a)	Form of Agreement and Plan of Reorganization. Included herewith as Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(4)(b)	Form of Agreement and Plan of Reorganization. Included herewith as Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(5)	Not Applicable.

Exhibit Number	Description
(6)(a)

Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(b)

Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(6)(c)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(d)

Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(e)

Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.  Appendix B, included by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

Exhibit Number	Description
(6)(f)

Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(g)

Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(6)(h)

Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.

(6)(i)

Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(j)	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

(6)(k)

Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(l)	Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.

(6)(m)	Sub-Advisory Agreement with Nelson Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(6)(n)	Sub-Advisory Agreement with Evergreen Investment Management, LLC (“Evergreen Investments”), incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(7)

Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(8)	Not Applicable.

Exhibit Number	Description
(9)(a)	Master Custodian Agreement with State Street Bank & Trust Company incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(9)(b)

Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009. Schedule 4 incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(a)

Distribution Plan, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(b)

Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. No. 131, filed October1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009.

(11)	Legal Opinion. Filed herewith.

(12)	[See Item 17(3) of this Part C.] Tax Opinion and Consent of Ropes & Gray LLP. To be filed by Amendment.

(13)(a)

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(b)

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(c)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

Exhibit Number	Description
(13)(d)

Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(e)	Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(14)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney, filed herewith.

ITEM 17.	UNDERTAKINGS.

(1)

Wells Fargo Advantage Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 23rd day of February, 2010.

WELLS FARGO FUNDS TRUST

By:	/s/ C. David Messman
C. David Messman Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 23rd day of February, 2010.

SIGNATURES	TITLE

President and/or Principal Executive Officer
Karla M. Rabusch *

Kasey Phillips*	Treasurer
(Principal Financial Officer)

A Majority of the Trustees*
Trustee
Isaiah Harris, Jr.	Trustee
Peter G. Gordon	Trustee
Judith M, Johnson	Trustee
David F. Larcker	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee
Olivia S. Mitchell	Trustee

/s/ C. David Messman
*By:
C. David Messman
(Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description

11	Legal Opinion
14	Consent of Independent Registered Public Accounting Firm
16	Powers of Attorney